UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-235-1719
Date of fiscal year end:	June 30, 2023
Date of reporting period:	December 31, 2022

ITEM 1 – REPORT TO STOCKHOLDERS

Rev. 11/2022, PSI V.5

Principal

FACTS	WHAT DOES PRINCIPAL DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number, credit history, credit scores, income, or payment history • Account transactions, account balances, and account investment experience • Medical information
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For nonaffiliates to market to you (All entities other than Principal Securities, Inc.)	No	We don't share
For nonaffiliates to market to you (Applies only to Principal Securities, Inc. ("PSI"), and only if your financial professional changes their affiliation and leaves PSI.)	Yes	Yes

To limit our sharing	To limit Principal Securities, Inc.'s sharing with nonaffiliates, call 1-800-986-3343 or visit https://www.principal.com/optout-principalsecurities/. **Please note:** If you are a *new* customer, we can begin sharing your information 45 days from the date we sent this notice. When you are *no longer* our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call 1-800-986-3343 or visit https://www.principal.com/privacy-policies/ for additional information.

Who we are	
Who is providing this notice?	The following Principal Financial Group companies: Principal Life Insurance Company; Principal National Life Insurance Company; Principal Funds, Inc.; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Principal Securities, Inc.; Principal Advised Services, LLC; Principal Trust Company; Principal Funds Distributor, Inc.; Spectrum Asset Management, Inc.; Employers Dental Services, Inc.; and Principal Dental Services, Inc. Additional entities to which this notice applies are listed in the "Other important information" section below.

What we do	
How does Principal protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal and state laws. These measures include computer safeguards and secured files and buildings.
How does Principal collect my personal information?	We collect your personal information, for example, when you • Open an account, apply for insurance, or seek advice about your investments • Direct us to buy securities or make deposits or withdrawals from your account • File an insurance claim We also collect your personal information from others, such as affiliates, credit bureaus or other companies.
Why can't I limit all sharing?	Federal and state laws give you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group and other companies of Principal name.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Your financial professional and their new financial institution if he/she changes his/her affiliation and leaves Principal Securities.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal does not jointly market.

Other important information

In addition to the companies listed above, this notice applies to: All funds or other vehicles advised, organized, or managed by Principal Global Investors, LLC; Principal Real Estate Investors, LLC, or their affiliates; Principal Diversified Select Real Asset Fund; Principal Life Insurance Company Variable Life Separate Account; Principal National Life Insurance Company Variable Life Separate Account; and Principal Life Insurance Company Separate Account B.

Nevada Residents: You may request to be placed on our internal Do Not Call list. Send an email with your phone number to connect@principal.com. You may request a copy of our telemarketing practices. For more on this Nevada law, contact Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; phone number: 1-702-486-3132; email: BCPINFO@ag.state.nv.us.

For Vermont Customers: We will not disclose information about your creditworthiness to our affiliates and will not disclose your personal information, financial information, credit report, or health information to nonaffiliated third parties to market to you, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

California: Under California law, we will not share information we collect about you with companies outside of Principal, unless the law allows. For example, we may share information with your consent, to service your accounts, or to provide rewards or benefits you are entitled to. We will limit sharing among our companies to the extent required by California law.

For insurance customers in AZ, CT, GA, IL, ME, MA, MT, NV, NJ, NM, NC, ND, OH, OR, and VA only: The term "information" means information we collect during an insurance transaction. We will not use your medical information for marketing purposes without your consent. We may share your Information with others, including insurance-support organizations, insurance regulatory authorities, law enforcement, and consumer reporting agencies, without your prior authorization as permitted or required by law. Information obtained from a report prepared by an insurance-support organization may be retained by the insurance-support organization and disclosed to other persons.

For MA Insurance Customers only. You may ask, in writing, for the specific reasons for an adverse underwriting decision. An adverse underwriting decision is where we decline your application for insurance, offer to insure you at a higher than standard rate or terminate your coverage.

For insurance customers, to request access to or deletion of your personal information, send a written letter to Privacy Officer, P.O. Box 14582, Des Moines, IA 50306-3582. Include your name, address, and your policy, contract, or account number, and describe the information you wish to access or delete. You may correct inaccurate personal information by sending a written letter identifying the information to be corrected. We can't change information other companies, like credit agencies, provide to us. You'll need to ask them to change it.

Table of Contents

Financial Statements	1
Notes to Financial Statements	26
Schedules of Investments	43
Financial Highlights (Includes performance information)	146
Shareholder Expense Example	161
Supplemental Information	164

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

					Principal
			Principal		International
	Principal		Healthcare		Adaptive
	Active High		Innovators		Multi-Factor
	Yield ETF		ETF		ETF
Investment in securities — at cost	$208,570,062		$84,541,275		$13,591,381
Investment in affiliated funds — at cost	$4,092,183		$1,061,503		$—
Foreign currency — at cost	$2		$—		$2,436
Assets
Investment in securities — at value	$185,963,198	(a)	$55,624,264	(a)	$12,231,753
Investment in affiliated funds — at value	4,092,183		1,061,503		—
Foreign currency — at value	2		—		2,438
Cash	244		—		—
Receivables:
Dividends	56,965		381		64,106
Interest	3,150,953		—		—
Securities lending income	3,293		4,754		—
Investment securities sold	1,417,892		—		—
Total Assets	194,684,730		56,690,902		12,298,297

Liabilities
Accrued management and investment advisory fees	83,002		21,050		2,682
Accrued distribution	1,407,549		—		41,268
Payables:
Investment securities purchased	1,210,891		—		—
Collateral obligation on securities loaned — at value	4,092,183		1,061,503		—
Total Liabilities	6,793,625		1,082,553		43,950
Net Assets Applicable to Outstanding Shares	$187,891,105		$55,608,349		$12,254,347

Net Assets Consist of:
Capital shares and additional paid-in-capital	$226,870,581		$105,174,353		$22,756,898
Total distributable earnings (accumulated loss)	(38,979,476)		(49,566,004)		(10,502,551)
Total Net Assets	$187,891,105		$55,608,349		$12,254,347

Net Asset Value Per Share:
Net assets	$187,891,105		$55,608,349		$12,254,347
Shares issued and outstanding	10,550,000		1,650,001		600,001
Net asset value per share	$17.81		$33.70		$20.42

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

  See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

	Principal
	Investment		Principal
	Grade		Millennial
	Corporate		Global Growth		Principal
	Active ETF		ETF (a)		Quality ETF
Investment in securities — at cost	$25,073,223		$35,616,626		$27,931,514
Investment in affiliated funds — at cost	$94,750		$181,795		$—
Foreign currency — at cost	$—		$9		$—
Assets
Investment in securities — at value	$21,373,602	(b)	$25,494,738	(b)	$27,410,305
Investment in affiliated funds — at value	94,750		181,795		—
Foreign currency — at value	—		9		—
Cash	5,539		—		—
Deposits with counterparty	35,765		—		—
Receivables:
Dividends	2,721		50,362		13,198
Interest	219,334		—		—
Securities lending income	17		805		—
Investment securities sold	—		—		77,718
Total Assets	21,731,728		25,727,709		27,501,221

Liabilities
Accrued management and investment advisory fees	3,618		8,849		3,968
Accrued distribution	233,861		—		113,128
Payables:
Variation margin on financial derivative instruments	2,606		—		—
Collateral obligation on securities loaned — at value	94,750		181,795		—
Total Liabilities	334,835		190,644		117,096
Net Assets Applicable to Outstanding Shares	$21,396,893		$25,537,065		$27,384,125

Net Assets Consist of:
Capital shares and additional paid-in-capital	$97,907,792		$44,877,597		$38,782,580
Total distributable earnings (accumulated loss)	(76,510,899)		(19,340,532)		(11,398,455)
Total Net Assets	$21,396,893		$25,537,065		$27,384,125

Net Asset Value Per Share:
Net assets	$21,396,893		$25,537,065		$27,384,125
Shares issued and outstanding	1,050,001		650,001		550,001
Net asset value per share	$20.38		$39.29		$49.79

(a)	Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.
  See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

		Principal		Principal
	Principal Real	Spectrum		Spectrum Tax-
	Estate Active	Preferred		Advantaged
	Opportunities	Securities		Dividend
	ETF	Active ETF		Active ETF
Investment in securities — at cost	$5,525,305	$500,964,290		$22,563,172
Investment in affiliated funds — at cost	$—	$194,448		$—
Assets
Investment in securities — at value	$4,942,792	$452,680,889	(a)	$20,496,415
Investment in affiliated funds — at value	—	194,448		—
Deposits with counterparty	—	—		17,440
Receivables:
Dividends	28,203	71,315		20,309
Interest	—	5,315,996		192,470
Securities lending income	—	768		—
Total Assets	4,970,995	458,263,416		20,726,634

Liabilities
Cash overdraft	—	50		—
Accrued management and investment advisory fees	2,967	208,146		11,283
Accrued distribution	48,437	1,784,824		101,373
Payables:
Investment securities purchased	—	3,457,964		—
Collateral obligation on securities loaned — at value	—	194,448		—
Total Liabilities	51,404	5,645,432		112,656
Net Assets Applicable to Outstanding Shares	$4,919,591	$452,617,984		$20,613,978

Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,497,549	$517,314,473		$23,199,789
Total distributable earnings (accumulated loss)	(577,958)	(64,696,489)		(2,585,811)
Total Net Assets	$4,919,591	$452,617,984		$20,613,978

Net Asset Value Per Share:
Net assets	$4,919,591	$452,617,984		$20,613,978
Shares issued and outstanding	220,001	26,500,005		1,150,001
Net asset value per share	$22.36	$17.08		$17.93

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

  See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2022 (unaudited)

			Principal U.S.
		Principal	Large-Cap
		Ultra-Short	Adaptive
		Active Income	Multi-Factor	Principal U.S.
		ETF	ETF	Mega-Cap ETF
Investment in securities — at cost		$7,313,413	$6,869,377	$1,081,471,058
Assets
Investment in securities — at value		$7,218,457	$5,720,615	$1,065,813,114
Cash		—	7	—
Receivables:
Dividends		1,351	5,978	741,232
Interest		29,595	—	—
Securities lending income		241	—	—
Investment securities sold		—	15,617	2,255,668
Expense reimbursement from Advisor		—	—	29,511
	Total Assets	7,249,644	5,742,217	1,068,839,525

Liabilities
Accrued management and investment advisory fees		1,176	795	147,554
Accrued distribution		25,815	24,082	4,104,800
	Total Liabilities	26,991	24,877	4,252,354
Net Assets Applicable to Outstanding Shares		$7,222,653	$5,717,340	$1,064,587,171

Net Assets Consist of:
Capital shares and additional paid-in-capital		$7,597,223	$13,268,491	$1,121,026,882
Total distributable earnings (accumulated loss)		(374,570)	(7,551,151)	(56,439,711)
	Total Net Assets	$7,222,653	$5,717,340	$1,064,587,171

Net Asset Value Per Share:
Net assets		$7,222,653	$5,717,340	$1,064,587,171
Shares issued and outstanding		300,001	250,001	29,450,001
Net asset value per share		$24.08	$22.87	$36.15

  See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2022 (unaudited)

		Principal U.S.
		Small-Cap	Principal U.S.
		Adaptive	Small-Cap
		Multi-Factor	Multi-Factor		Principal Value
		ETF	ETF		ETF
Investment in securities — at cost		$5,519,157	$253,966,718		$56,149,298
Investment in affiliated funds — at cost		$—	$839,358		$—
Assets
Investment in securities — at value		$5,570,654	$232,524,039	(a)	$57,263,659
Investment in affiliated funds — at value		—	839,358		—
Receivables:
Dividends		6,817	351,746		107,824
Securities lending income		—	1,407		—
Investment securities sold		27,741	830,668		341,637
	Total Assets	5,605,212	234,547,218		57,713,120

Liabilities
Cash overdraft		—	75		—
Accrued management and investment advisory fees		980	81,604		8,369
Accrued distribution		30,593	1,179,528		409,965
Collateral obligation on securities loaned — at value		—	839,358		—
	Total Liabilities	31,573	2,100,565		418,334
Net Assets Applicable to Outstanding Shares		$5,573,639	$232,446,653		$57,294,786

Net Assets Consist of:
Capital shares and additional paid-in-capital		$6,262,759	$454,764,453		$81,149,005
Total distributable earnings (accumulated loss)		(689,120)	(222,317,800)		(23,854,219)
	Total Net Assets	$5,573,639	$232,446,653		$57,294,786

Net Asset Value Per Share:
Net assets		$5,573,639	$232,446,653		$57,294,786
Shares issued and outstanding		250,001	5,950,001		1,400,001
Net asset value per share		$22.29	$39.07		$40.92

(a)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2022 (unaudited)

			Principal
		Principal	International
	Principal	Healthcare	Adaptive
	Active High	Innovators	Multi-Factor
	Yield ETF	ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$160,314	$28,511	$163,395
Withholding tax	—	—	(14,102)
Interest	7,506,654	—	—
Securities lending — net	13,786	38,384	—
Total Income	7,680,754	66,895	149,293

Expenses:
Management and investment advisory fees	485,635	126,248	14,846
Total Expenses	485,635	126,248	14,846
Net Investment Income (Loss)	7,195,119	(59,353)	134,447

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(2,413,683)	(13,029,358)	(1,694,944)
In-kind redemptions	(1,207,322)	297,798	(319,766)
Foreign currency transactions	—	—	(688)
Change in unrealized appreciation (depreciation) of:
Investments	10,113,424	15,209,927	2,341,284
Foreign currency transactions	—	—	1,851
Net Realized and Unrealized Gain (Loss)	6,492,419	2,478,367	327,737
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,687,538	$2,419,014	$462,184

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2022 (unaudited)

	Principal
	Investment	Principal
	Grade	Millennial
	Corporate	Global Growth	Principal
	Active ETF	ETF (a)	Quality ETF
Net Investment Income (Loss)
Income:
Dividend	$85,001	$215,366	$251,601
Withholding tax	—	(5,424)	—
Interest	2,287,846	—	—
Securities lending — net	1,570	8,511	—
Total Income	2,374,417	218,453	251,601

Expenses:
Management and investment advisory fees	132,164	50,977	27,229
Total Expenses	132,164	50,977	27,229
Net Investment Income (Loss)	2,242,253	167,476	224,372

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(6,626,204)	(206,452)	(22,492)
In-kind redemptions	(56,221,905)	—	1,588,878
Foreign currency transactions	—	(208)	—
Futures contracts	(202,687)	—	—
Change in unrealized appreciation (depreciation) of:
Investments	64,271,632	709,277	775,262
Futures contracts	(38,456)	—	—
Foreign currency transactions	—	171	—
Net Realized and Unrealized Gain (Loss)	1,182,380	502,788	2,341,648
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,424,633	$670,264	$2,566,020

(a) Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2022 (unaudited)

		Principal	Principal
	Principal Real	Spectrum	Spectrum Tax-
	Estate Active	Preferred	Advantaged
	Opportunities	Securities	Dividend
	ETF	Active ETF	Active ETF
Net Investment Income (Loss)
Income:
Dividend	$82,119	$199,655	$79,194
Interest	—	8,080,266	484,945
Securities lending — net	—	1,396	—
Total Income	82,119	8,281,317	564,139

Expenses:
Management and investment advisory fees	17,364	1,047,424	64,191
Total Expenses	17,364	1,047,424	64,191
Net Investment Income (Loss)	64,755	7,233,893	499,948

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(12,544)	(522,966)	(101,999)
In-kind redemptions	—	(4,305,378)	—
Change in unrealized appreciation (depreciation) of:
Investments	(430,779)	4,844,451	(193,180)
Net Realized and Unrealized Gain (Loss)	(443,323)	16,107	(295,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(378,568)	$7,250,000	$204,769

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2022 (unaudited)

		Principal U.S.
	Principal	Large-Cap
	Ultra-Short	Adaptive
	Active Income	Multi-Factor	Principal U.S.
	ETF	ETF	Mega-Cap ETF
Net Investment Income (Loss)
Income:
Dividend	$7,483	$60,640	$9,518,424
Withholding tax	—	(9)	—
Interest	108,518	—	—
Securities lending — net	1,058	—	—
Total Income	117,059	60,631	9,518,424

Expenses:
Management and investment advisory fees	7,329	5,071	907,255
Total Gross Expenses	7,329	5,071	907,255
Less: Reimbursement from Advisor	—	—	(181,451)
Total Net Expenses	7,329	5,071	725,804
Net Investment Income (Loss)	109,730	55,560	8,792,620

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	29	(567,711)	(35,478,442)
In-kind redemptions	—	(1,310,311)	63,022,903
Change in unrealized appreciation (depreciation) of:
Investments	6,013	1,910,905	(17,769,837)
Net Realized and Unrealized Gain (Loss)	6,042	32,883	9,774,624
Net Increase (Decrease) in Net Assets Resulting from Operations	$115,772	$88,443	$18,567,244

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2022 (unaudited)

	Principal U.S.
	Small-Cap	Principal U.S.
	Adaptive	Small-Cap
	Multi-Factor	Multi-Factor	Principal Value
	ETF	ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$60,440	$4,382,460	$1,326,215
Withholding tax	(73)	(4,126)	—
Securities lending — net	—	22,090	—
Total Income	60,367	4,400,424	1,326,215

Expenses:
Management and investment advisory fees	5,482	756,247	80,333
Total Expenses	5,482	756,247	80,333
Net Investment Income (Loss)	54,885	3,644,177	1,245,882

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(345,295)	(19,924,763)	165,964
In-kind redemptions	—	(33,162,491)	3,284,310
Change in unrealized appreciation (depreciation) of:
Investments	481,497	85,470,497	6,312,213
Net Realized and Unrealized Gain (Loss)	136,202	32,383,243	9,762,487
Net Increase (Decrease) in Net Assets Resulting from Operations	$191,087	$36,027,420	$11,008,369

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active High Yield ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$7,195,119	$10,370,892
Net realized gain (loss)	(3,621,005)	22,688,033
Change in unrealized appreciation (depreciation)	10,113,424	(58,007,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,687,538	(24,948,510)

Dividends to Shareholders
From net investment income and net realized gain on investments	(9,230,411)	(11,667,484)
Total Dividends	(9,230,411)	(11,667,484)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(35,340,963)	22,948,323
Total Increase (Decrease) in Net Assets	(30,883,836)	(13,667,671)

Net Assets
Beginning of period	218,774,941	232,442,612
End of period	$187,891,105	$218,774,941

Capital Share Transactions
Dollars:
Sold	$145,405,761	$102,653,195
Redeemed	(180,746,724)	(79,704,872)
Net Increase (Decrease)	$(35,340,963)	$22,948,323
Shares:
Sold	8,000,000	3,700,000
Redeemed	(9,800,000)	(2,500,000)
Net Increase (Decrease)	(1,800,000)	1,200,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators ETF
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$(59,353)	$(293,184)
Net realized gain (loss)	(12,731,560)	4,792,287
Change in unrealized appreciation (depreciation)	15,209,927	(65,363,644)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,419,014	(60,864,541)

Dividends to Shareholders
From net investment income and net realized gain on investments	—	(861,124)
Total Dividends	—	(861,124)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(85,820)	(61,196,542)
Total Increase (Decrease) in Net Assets	2,333,194	(122,922,207)

Net Assets
Beginning of period	53,275,155	176,197,362
End of period	$55,608,349	$53,275,155

Capital Share Transactions
Dollars:
Sold	$1,657,546	$2,777,910
Redeemed	(1,743,366)	(63,974,452)
Net Increase (Decrease)	$(85,820)	$(61,196,542)
Shares:
Sold	50,000	50,000
Redeemed	(50,000)	(1,300,000)
Net Increase (Decrease)	—	(1,250,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal International Adaptive Multi-
	Factor ETF
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$134,447	$2,037,402
Net realized gain (loss)	(2,015,398)	(9,062,479)
Change in unrealized appreciation (depreciation)	2,343,135	(2,677,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	462,184	(9,702,163)

Dividends to Shareholders
From net investment income and net realized gain on investments	(387,969)	(1,862,278)
Total Dividends	(387,969)	(1,862,278)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(2,021,334)	(21,352,130)
Total Increase (Decrease) in Net Assets	(1,947,119)	(32,916,571)

Net Assets
Beginning of period	14,201,466	47,118,037
End of period	$12,254,347	$14,201,466

Capital Share Transactions
Dollars:
Sold	$—	$133,715,469
Redeemed	(2,021,334)	(155,067,599)
Net Increase (Decrease)	$(2,021,334)	$(21,352,130)
Shares:
Sold	—	5,400,000
Redeemed	(100,000)	(6,600,000)
Net Increase (Decrease)	(100,000)	(1,200,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Investment Grade Corporate
	Active ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$2,242,253	$11,547,215
Net realized gain (loss)	(63,050,796)	(5,080,997)
Change in unrealized appreciation (depreciation)	64,233,176	(76,159,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,424,633	(69,693,439)

Dividends to Shareholders
From net investment income and net realized gain on investments	(3,902,873)	(15,584,122)
Total Dividends	(3,902,873)	(15,584,122)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(347,151,172)	(26,967,396)
Total Increase (Decrease) in Net Assets	(347,629,412)	(112,244,957)

Net Assets
Beginning of period	369,026,305	481,271,262
End of period	$21,396,893	$369,026,305

Capital Share Transactions
Dollars:
Sold	$15,350,096	$37,903,794
Redeemed	(362,501,268)	(64,871,190)
Net Increase (Decrease)	$(347,151,172)	$(26,967,396)
Shares:
Sold	700,000	1,500,000
Redeemed	(16,550,000)	(2,600,000)
Net Increase (Decrease)	(15,850,000)	(1,100,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Millennial Global
	Growth ETF (a)
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$167,476	$2,886,044
Net realized gain (loss)	(206,660)	(14,685,302)
Change in unrealized appreciation (depreciation)	709,448	(22,104,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	670,264	(33,904,235)

Dividends to Shareholders
From net investment income and net realized gain on investments	(469,801)	(2,817,266)
Total Dividends	(469,801)	(2,817,266)

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,729,551	(66,070,744)
Total Increase (Decrease) in Net Assets	1,930,014	(102,792,245)

Net Assets
Beginning of period	23,607,051	126,399,296
End of period	$25,537,065	$23,607,051

Capital Share Transactions
Dollars:
Sold	$1,729,551	$45,979,391
Redeemed	—	(112,050,135)
Net Increase (Decrease)	$1,729,551	$(66,070,744)
Shares:
Sold	50,000	800,000
Redeemed	—	(2,100,000)
Net Increase (Decrease)	50,000	(1,300,000)

(a)	Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Quality ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$224,372	$891,275
Net realized gain (loss)	1,566,386	(5,551,421)
Change in unrealized appreciation (depreciation)	775,262	(3,671,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,566,020	(8,331,617)

Dividends to Shareholders
From net investment income and net realized gain on investments	(452,729)	(811,956)
Total Dividends	(452,729)	(811,956)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(20,218,116)	(3,853,104)
Total Increase (Decrease) in Net Assets	(18,104,825)	(12,996,677)

Net Assets
Beginning of period	45,488,950	58,485,627
End of period	$27,384,125	$45,488,950

Capital Share Transactions
Dollars:
Sold	$—	$144,698,544
Redeemed	(20,218,116)	(148,551,648)
Net Increase (Decrease)	$(20,218,116)	$(3,853,104)
Shares:
Sold	—	2,600,000
Redeemed	(400,000)	(2,750,000)
Net Increase (Decrease)	(400,000)	(150,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Real Estate Active
	Opportunities ETF
Period ended		Period ended
December 31, 2022		June 30, 2022 (a)
Operations
Net investment income (loss)	$64,755	$21,660
Net realized gain (loss)	(12,544)	22,299
Change in unrealized appreciation (depreciation)	(430,779)	(151,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(378,568)	(107,775)

Dividends to Shareholders
From net investment income and net realized gain on investments	(91,438)	—
Total Dividends	(91,438)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	5,497,372
Total Increase (Decrease) in Net Assets	(470,006)	5,389,597

Net Assets
Beginning of period	5,389,597	—
End of period	$4,919,591	$5,389,597

Capital Share Transactions
Dollars:
Sold	$—	$5,497,372
Redeemed	—	—
Net Increase (Decrease)	$—	$5,497,372
Shares:
Sold	—	220,001
Redeemed	—	—
Net Increase (Decrease)	—	220,001

(a) Period from May 18, 2022, date operations commenced, through June 30, 2022.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Preferred Securities
	Active ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$7,233,893	$12,966,742
Net realized gain (loss)	(4,828,344)	(1,783,750)
Change in unrealized appreciation (depreciation)	4,844,451	(66,719,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,250,000	(55,536,762)

Dividends to Shareholders
From net investment income and net realized gain on investments	(10,051,871)	(16,461,144)
Total Dividends	(10,051,871)	(16,461,144)

Capital Share Transactions
Net increase (decrease) in capital share transactions	110,463,081	53,621,546
Total Increase (Decrease) in Net Assets	107,661,210	(18,376,360)

Net Assets
Beginning of period	344,956,774	363,333,134
End of period	$452,617,984	$344,956,774

Capital Share Transactions
Dollars:
Sold	$163,944,255	$119,885,173
Redeemed	(53,481,174)	(66,263,627)
Net Increase (Decrease)	$110,463,081	$53,621,546
Shares:
Sold	9,500,000	5,950,000
Redeemed	(3,050,000)	(3,500,000)
Net Increase (Decrease)	6,450,000	2,450,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Tax-Advantaged
	Dividend Active ETF
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$499,948	$942,323
Net realized gain (loss)	(101,999)	28,895
Change in unrealized appreciation (depreciation)	(193,180)	(3,438,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	204,769	(2,467,430)

Dividends to Shareholders
From net investment income and net realized gain on investments	(678,877)	(1,220,956)
Total Dividends	(678,877)	(1,220,956)

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	2,129,041
Total Increase (Decrease) in Net Assets	(474,108)	(1,559,345)

Net Assets
Beginning of period	21,088,086	22,647,431
End of period	$20,613,978	$21,088,086

Capital Share Transactions
Dollars:
Sold	$—	$2,129,041
Redeemed	—	—
Net Increase (Decrease)	$—	$2,129,041
Shares:
Sold	—	100,000
Redeemed	—	—
Net Increase (Decrease)	—	100,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Ultra-Short Active Income
	ETF
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$109,730	$47,739
Net realized gain (loss)	29	(54,767)
Change in unrealized appreciation (depreciation)	6,013	(112,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,772	(119,414)

Dividends to Shareholders
From net investment income and net realized gain on investments	(129,216)	(97,102)
Total Dividends	(129,216)	(97,102)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(1,202,413)	(1,993)
Total Increase (Decrease) in Net Assets	(1,215,857)	(218,509)

Net Assets
Beginning of period	8,438,510	8,657,019
End of period	$7,222,653	$8,438,510

Capital Share Transactions
Dollars:
Sold	$—	$1,209,257
Redeemed	(1,202,413)	(1,211,250)
Net Increase (Decrease)	$(1,202,413)	$(1,993)
Shares:
Sold	—	50,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease)	(50,000)	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Large-Cap Adaptive
	Multi-Factor ETF
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$55,560	$1,150,353
Net realized gain (loss)	(1,878,022)	(3,811,836)
Change in unrealized appreciation (depreciation)	1,910,905	(3,432,631)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,443	(6,094,114)

Dividends to Shareholders
From net investment income and net realized gain on investments	(219,383)	(1,000,323)
Total Dividends	(219,383)	(1,000,323)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(6,901,309)	(9,997,947)
Total Increase (Decrease) in Net Assets	(7,032,249)	(17,092,384)

Net Assets
Beginning of period	12,749,589	29,841,973
End of period	$5,717,340	$12,749,589

Capital Share Transactions
Dollars:
Sold	$—	$172,626,760
Redeemed	(6,901,309)	(182,624,707)
Net Increase (Decrease)	$(6,901,309)	$(9,997,947)
Shares:
Sold	—	6,400,000
Redeemed	(300,000)	(7,000,000)
Net Increase (Decrease)	(300,000)	(600,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Mega-Cap ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$8,792,620	$29,571,207
Net realized gain (loss)	27,544,461	318,629,005
Change in unrealized appreciation (depreciation)	(17,769,837)	(388,433,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,567,244	(40,232,840)

Dividends to Shareholders
From net investment income and net realized gain on investments	(15,443,347)	(31,378,545)
Total Dividends	(15,443,347)	(31,378,545)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(305,963,574)	(519,025,943)
Total Increase (Decrease) in Net Assets	(302,839,677)	(590,637,328)

Net Assets
Beginning of period	1,367,426,848	1,958,064,176
End of period	$1,064,587,171	$1,367,426,848

Capital Share Transactions
Dollars:
Sold	$21,895,359	$564,035,727
Redeemed	(327,858,933)	(1,083,061,670)
Net Increase (Decrease)	$(305,963,574)	$(519,025,943)
Shares:
Sold	600,000	13,400,000
Redeemed	(8,500,000)	(25,400,000)
Net Increase (Decrease)	(7,900,000)	(12,000,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-Cap Adaptive
	Multi-Factor ETF
Period ended		Year ended
December 31, 2022		June 30, 2022
Operations
Net investment income (loss)	$54,885	$96,711
Net realized gain (loss)	(345,295)	(365,590)
Change in unrealized appreciation (depreciation)	481,497	(561,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	191,087	(830,543)

Dividends to Shareholders
From net investment income and net realized gain on investments	(80,693)	(108,910)
Total Dividends	(80,693)	(108,910)

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	—
Total Increase (Decrease) in Net Assets	110,394	(939,453)

Net Assets
Beginning of period	5,463,245	6,402,698
End of period	$5,573,639	$5,463,245

Capital Share Transactions
Dollars:
Sold	$—	$—
Redeemed	—	—
Net Increase (Decrease)	$—	$—
Shares:
Sold	—	—
Redeemed	—	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Multi-Factor
	ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$3,644,177	$15,920,622
Net realized gain (loss)	(53,087,254)	179,835,384
Change in unrealized appreciation (depreciation)	85,470,497	(330,521,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,027,420	(134,765,301)

Dividends to Shareholders
From net investment income and net realized gain on investments	(6,083,134)	(17,721,353)
Total Dividends	(6,083,134)	(17,721,353)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(413,762,151)	(859,252,127)
Total Increase (Decrease) in Net Assets	(383,817,865)	(1,011,738,781)

Net Assets
Beginning of period	616,264,518	1,628,003,299
End of period	$232,446,653	$616,264,518

Capital Share Transactions
Dollars:
Sold	$7,822,271	$472,542,832
Redeemed	(421,584,422)	(1,331,794,959)
Net Increase (Decrease)	$(413,762,151)	$(859,252,127)
Shares:
Sold	200,000	10,150,000
Redeemed	(10,450,000)	(28,650,000)
Net Increase (Decrease)	(10,250,000)	(18,500,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Value ETF
	Period ended	Year ended
	December 31, 2022	June 30, 2022
Operations
Net investment income (loss)	$1,245,882	$4,657,810
Net realized gain (loss)	3,450,274	(17,125,428)
Change in unrealized appreciation (depreciation)	6,312,213	(7,994,936)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,008,369	(20,462,554)

Dividends to Shareholders
From net investment income and net realized gain on investments	(3,830,372)	(2,251,380)
Total Dividends	(3,830,372)	(2,251,380)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(165,758,468)	194,090,855
Total Increase (Decrease) in Net Assets	(158,580,471)	171,376,921

Net Assets
Beginning of period	215,875,257	44,498,336
End of period	$57,294,786	$215,875,257

Capital Share Transactions
Dollars:
Sold	$33,354,466	$371,175,106
Redeemed	(199,112,934)	(177,084,251)
Net Increase (Decrease)	$(165,758,468)	$194,090,855
Shares:
Sold	850,000	8,700,000
Redeemed	(5,000,000)	(4,200,000)
Net Increase (Decrease)	(4,150,000)	4,500,000

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of
Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fifteen series, Principal Active High Yield ETF, Principal Healthcare Innovators ETF, Principal
International Adaptive Multi-Factor ETF, Principal Investment Grade Corporate Active ETF, Principal Millennial
Global Growth ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum
Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal Ultra-Short
Active Income ETF, Principal U.S. Large-Cap Adaptive Multi-Factor ETF, Principal U.S. Mega-Cap ETF, Principal
U.S. Small-Cap Adaptive Multi-Factor ETF, Principal U.S. Small-Cap Multi-Factor ETF and Principal Value ETF
(collectively, the “Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting
Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares with the exception of Principal International Adaptive Multi-Factor ETF and
Principal Real Estate Active Opportunities ETF which are issued and redeemed in aggregations of 100,000 shares and
20,000 shares, respectively (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active High Yield ETF	NYSE Arca
Principal Healthcare Innovators ETF	The Nasdaq Stock Market LLC
Principal International Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennial Global Growth ETF	The Nasdaq Stock Market LLC
Principal Quality ETF	The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF	NYSE Arca
Principal Spectrum Preferred Securities Active ETF	NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF	NYSE Arca
Principal Ultra-Short Active Income ETF	NYSE Arca
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal U.S. Mega-Cap ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal U.S. Small-Cap Multi-Factor ETF	The Nasdaq Stock Market LLC
Principal Value ETF	The Nasdaq Stock Market LLC

Effective July 22, 2020, Principal Spectrum Preferred Securities Active ETF issued a 5 to 1 stock split. The stock split has been retroactively reflected on the Financial Highlights.

Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF. In addition to the name change, the Board of Trustees authorized a 2 for 1 stock split effective after the close of trading on August 30, 2021. The stock split has been retroactively reflected on the Financial Highlights.

26

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

1. Organization (continued)

Effective October 29, 2021, the following Funds changed their names as shown below:

Previous Name	New Name
Principal Healthcare Innovators Index ETF	Principal Healthcare Innovators ETF
Principal Millennials Index ETF	Principal Millennials ETF

Principal Real Estate Active Opportunities ETF initial investment and commencement of operations was May 18,
2022.

Effective July 8, 2022 and July 15, 2022, Principal U.S. Small-Cap Multi-Factor ETF and Principal Healthcare
Innovators ETF changed from passively managed funds to actively managed funds, respectively.

Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF and changed from passively managed fund to actively managed fund.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund's closing NAV per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter
(“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.
Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the
Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American
Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the
Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as

27

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

2. Significant Accounting Policies (continued)

may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of December 31, 2022:

Principal International Adaptive Multi-Factor ETF
Australian Dollar	7.16%
British Pound Sterling	13.99%
Canadian Dollar	11.98%
Euro	25.56%
Japanese Yen	19.51%
Swiss Franc	8.27%
Principal Millennial Global Growth ETF
Euro	12.81%

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.

Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated into at least a Creation Unit, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

2. Significant Accounting Policies (continued)

Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.

Dividends to Shareholders. Dividends to shareholders of the Funds are recorded on the ex-dividend date. Dividends to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the period ended December 31, 2022, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds' financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds' financial statements.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

2. Significant Accounting Policies (continued)

Tracking Basket Structure. Principal Real Estate Active Opportunities ETF operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and does not publicly disclose its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of the Fund but is not the Fund's actual portfolio. The Fund's Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund's NAV, there is a risk that market prices will vary significantly from NAV.

3. Operating Policies

Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security's equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution's continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution's discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer's liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer's decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended December 31, 2022, the Funds did not engage in cross trades.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. As of December 31, 2022, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF were $35,765 and $17,440 respectively.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

3. Operating Policies (continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management's experience, the risk of loss would be remote.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

3. Operating Policies (continued)

Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of Investments.

In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2022, there were no unfunded loan commitments.

Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2022, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active High Yield ETF	28.85%
Principal U.S. Mega-Cap ETF	80.81
Principal U.S. Small-Cap Multi-Factor ETF	83.19

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

3. Operating Policies (continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations information about derivatives can be found:

	Asset Derivatives			Liability Derivatives
	December 31, 2022			December 31, 2022

	Statement of Assets and			Statement of Assets and
Derivatives not accounted for as hedging instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Receivables, Total			Payables, Total
	distributable earnings			distributable earnings
	(accumulated loss)	$13,369	*	(accumulated loss)	$(9,629	) *

* Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.

		Net Realized Gain or	Net Change in Unrealized
		(Loss) on Derivatives	Appreciation
	Location of Gain or (Loss) on	Recognized in	(Depreciation) of
	Derivatives Recognized in	Statement of	Derivatives Recognized in
Derivatives not accounted for as hedging instruments	Statement of Operations	Operations	Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures contracts	$(202,687)	$(38,456)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

3. Operating Policies (continued)

The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the period ended December 31, 2022:

Contract Type	Derivative Type	Average Notional
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures — Short	$4,156,899
	Futures — Long	2,839,791

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

4. Fair Valuation (continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of December 31, 2022, in valuing the Funds' securities carried at fair value:

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$	— $		163,417,703	$		— $	163,417,703
Senior Floating Rate Interests*		—		15,290,363			—	15,290,363
Investment Companies		11,347,315		—			—	11,347,315
Total investments in securities		$11,347,315		$178,708,066	$		— $	190,055,381

Principal Healthcare Innovators ETF
Common Stocks*		$55,506,135	$	— $			— $	55,506,135
Investment Companies		1,179,632		—			—	1,179,632
Total investments in securities		$56,685,767	$	— $			— $	56,685,767

Principal International Adaptive Multi-Factor ETF
Common Stocks*		$12,115,748	$	— $			— $	12,115,748
Preferred Stocks*		50,001		—			—	50,001
Investment Companies		66,004		—			—	66,004
Total investments in securities		$12,231,753	$	— $			— $	12,231,753

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		21,106,358	$		— $	21,106,358
Investment Companies		361,994		—			—	361,994
Total investments in securities		$361,994		$21,106,358	$		— $	21,468,352
Derivative Assets
Interest rate contracts
Futures		$13,369	$	— $			— $	13,369
Derivative Liabilities
Interest rate contracts
Futures		$(9,629	) $	— $			— $	(9,629)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

4. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Millennial Global Growth ETF
Common Stocks*		$25,430,712	$	— $			— $	25,430,712
Investment Companies		245,821		—			—	245,821
Total investments in securities		$25,676,533	$	— $			— $	25,676,533

Principal Quality ETF
Common Stocks*		$27,319,709	$	— $			— $	27,319,709
Investment Companies		90,596		—			—	90,596
Total investments in securities		$27,410,305	$	— $			— $	27,410,305

Principal Real Estate Active Opportunities ETF
Common Stocks*		$4,917,495	$	— $			— $	4,917,495
Investment Companies		25,297		—			—	25,297
Total investments in securities		$4,942,792	$	— $			— $	4,942,792

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		433,892,562	$		— $	433,892,562
Investment Companies		18,982,775		—			—	18,982,775
Total investments in securities		$18,982,775		$433,892,562	$		— $	452,875,337

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,278,263	$	— $			— $	2,278,263
Bonds*		—		17,822,177			—	17,822,177
Investment Companies		395,975		—			—	395,975
Total investments in securities		$2,674,238		$17,822,177	$		— $	20,496,415

Principal Ultra-Short Active Income ETF
Bonds*	$	— $		6,124,359	$		— $	6,124,359
U.S. Government & Government Agency
Obligations*		—		497,513			—	497,513
Investment Companies		596,585		—			—	596,585
Total investments in securities		$596,585		$6,621,872	$		— $	7,218,457

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*		$5,701,058	$	— $			— $	5,701,058
Investment Companies		19,557		—			—	19,557
Total investments in securities		$5,720,615	$	— $			— $	5,720,615

Principal U.S. Mega-Cap ETF
Common Stocks*		$1,062,252,229	$	— $			— $	1,062,252,229
Investment Companies		3,560,885		—			—	3,560,885
Total investments in securities		$1,065,813,114	$	— $			— $	1,065,813,114

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*		$5,554,302	$	— $			— $	5,554,302
Investment Companies		16,352		—			—	16,352
Total investments in securities		$5,570,654	$	— $			— $	5,570,654

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*		$231,620,719	$	— $			— $	231,620,719
Investment Companies		1,742,678		—			—	1,742,678
Total investments in securities		$233,363,397	$	— $			— $	233,363,397

Principal Value ETF
Common Stocks*		$57,044,635	$	— $			— $	57,044,635
Investment Companies		219,024		—			—	219,024
Total investments in securities		$57,263,659	$	— $			— $	57,263,659

* For additional detail regarding sector classifications, please see the Schedules of Investments.

36

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators ETF	0.42%	0.40%	0.38%	0.37%

Fund				All Assets
Principal Active High Yield ETF				0.39%
Principal International Adaptive Multi-Factor ETF				0.24
Principal Investment Grade Corporate Active ETF				0.19
Principal Millennial Global Growth ETF				0.38
Principal Quality ETF				0.15
Principal Real Estate Active Opportunities ETF				0.65
Principal Spectrum Preferred Securities Active ETF				0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF				0.60
Principal Ultra-Short Active Income ETF				0.18
Principal U.S. Large-Cap Adaptive Multi-Factor ETF				0.15
Principal U.S. Mega-Cap ETF				0.15
Principal U.S. Small-Cap Adaptive Multi-Factor ETF				0.19
Principal U.S. Small-Cap Multi-Factor ETF				0.38
Principal Value ETF				0.15

Prior to November 1, 2022, the management fee for Principal Millennial Global Growth ETF was 0.45%, 0.43%, 0.41% and 0.40% for the first $500 million, next $500 million, next $500 million and over $1.5 billion, respectively.

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF is 0.12% through October 31, 2023. No other Funds had expense limitation agreements in place during the period.

Affiliated Ownership. At December 31, 2022, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:

Fund	Shares
Principal International Adaptive Multi-Factor ETF	390,001
Principal Real Estate Active Opportunities ETF	199,204
Principal Spectrum Tax-Advantaged Dividend Active ETF	995,521
Principal Ultra-Short Active Income ETF	199,681
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	198,571
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	200,965

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

6. Investment Transactions

For the period ended December 31, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active High Yield ETF	$132,824,876	$32,474,606	$—	$—
Principal Healthcare Innovators ETF	23,247,044	23,257,993	—	—
Principal International Adaptive Multi-Factor ETF	5,118,871	5,368,353	—	—
Principal Investment Grade Corporate Active ETF	45,225,957	73,420,381	—	—
Principal Millennial Global Growth ETF	266,741	503,121	—	—
Principal Quality ETF	151,377	431,389	—	—
Principal Real Estate Active Opportunities ETF	546,231	450,243	—	—
Principal Spectrum Preferred Securities Active ETF	167,994,518	14,406,651	—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	992,597	836,872	—	—
Principal Ultra-Short Active Income ETF	648,364	2,161,242	—	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	3,034,777	3,174,603	—	—
Principal U.S. Mega-Cap ETF	139,674,872	150,490,804	—	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	3,763,284	3,764,623	—	—
Principal U.S. Small-Cap Multi-Factor ETF	149,043,785	151,702,820	—	—
Principal Value ETF	963,941	13,204,694	—	—

For the period ended December 31, 2022, in-kind transactions were as follows:

Fund		Purchases		Sales
Principal Active High Yield ETF		$25,197,985		$156,522,251
Principal Healthcare Innovators ETF		1,657,751		1,728,305
Principal International Adaptive Multi-Factor ETF		—		1,917,634
Principal Investment Grade Corporate Active ETF		11,641,184		314,840,964
Principal Millennial Global Growth ETF		1,665,043		—
Principal Quality ETF		—		20,087,911
Principal Spectrum Preferred Securities Active ETF		3,861,472		49,540,164
Principal U.S. Large-Cap Adaptive Multi-Factor ETF		—		6,896,659
Principal U.S. Mega-Cap ETF		21,685,862		321,237,518
Principal U.S. Small-Cap Multi-Factor ETF		7,787,069		419,771,257
Principal Value ETF		33,208,994		188,492,106

Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30,
2022, and December 31, 2022 was as follows:

	Ordinary Income			Long-Term Capital Gain*
	Period ended	Period ended		Period ended	Period ended
Fund	December 31, 2022	June 30, 2022		December 31, 2022	June 30, 2022
Principal Active High Yield ETF	$9,230,411	$11,667,484	$	—	$—
Principal Healthcare Innovators ETF	—		861,124	—	—
Principal International Adaptive Multi-Factor ETF	387,969	1,862,278		—	—
Principal Investment Grade Corporate Active ETF	3,902,873	14,949,956		—	634,166
Principal Millennial Global Growth ETF	469,801	2,817,266		—	—
Principal Quality ETF	452,729		811,956	—	—
Principal Real Estate Active Opportunities ETF	89,648		—	1,790	—
Principal Spectrum Preferred Securities Active ETF	10,051,871	16,461,144		—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	678,877	1,190,472		—	30,484
Principal Ultra-Short Active Income ETF	129,216		97,102	—	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	219,383	1,000,076		—	247
Principal U.S. Mega-Cap ETF	15,443,347	31,378,545		—	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	80,693		108,590	—	320
Principal U.S. Small-Cap Multi-Factor ETF	6,083,134	17,721,353		—	—
Principal Value ETF	3,830,372	2,251,380		—	—
* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2022, the components of distributable earnings (accumulated loss) on a federal income tax basis were:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Late Year Ordinary and Post Oct Capital Loss Deferrals	Capital Loss Carryforward
Principal Active High Yield ETF	$1,330,911	$—	$(34,101,619)	$—	$(10,665,895)
Principal Healthcare Innovators ETF	—	—	(44,347,641)	(62,480)	(7,574,897)
Principal International Adaptive Multi-Factor ETF	254,166	—	(3,735,088)	—	(7,095,844)
Principal Investment Grade Corporate Active ETF	1,147,841	—	(70,834,424)	(6,346,076)	—
Principal Millennial Global Growth ETF	420,508	—	(11,681,534)	—	(8,279,969)
Principal Quality ETF	222,217	—	(1,297,630)	—	(12,436,333)
Principal Real Estate Active Opportunities ETF	42,862	1,790	(152,604)	—	—
Principal Spectrum Preferred Securities Active ETF	1,290,330	—	(58,938,366)	—	(4,246,582)
Principal Spectrum Tax-Advantaged Dividend Active ETF	100,565	—	(2,138,162)	(74,106)	—
Principal Ultra-Short Active Income ETF	12,840	—	(122,759)	—	(251,207)
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	165,718	—	(3,075,481)	—	(4,510,448)
Principal U.S. Mega-Cap ETF	6,657,730	—	1,614,647	—	(67,835,985)
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	26,491	—	(432,710)	(393,295)	—
Principal U.S. Small-Cap Multi-Factor ETF	2,613,677	—	(107,105,813)	—	(147,769,950)
Principal Value ETF	2,701,627	—	(5,197,850)	—	(28,535,993)

39

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

7. Federal Tax Information (continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2022, the Funds had approximate net capital loss carryforwards as follows:

	No Expiration	No Expiration			Annual
Fund	Short-Term		Long-Term	Total	Limitations*
Principal Active High Yield ETF	$7,039,031		$3,626,864	$10,665,895	$1,874,152
Principal Healthcare Innovators ETF	4,713,904		2,860,993	7,574,897	—
Principal International Adaptive Multi-Factor ETF	6,905,658		190,186	7,095,844	—
Principal Millennial Global Growth ETF	6,704,798		1,575,171	8,279,969	—
Principal Quality ETF	11,901,054		535,279	12,436,333	294,429
Principal Spectrum Preferred Securities Active ETF	1,575,986		2,670,596	4,246,582	—
Principal Ultra-Short Active Income ETF	138,959		112,248	251,207	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	4,479,912		30,536	4,510,448	—
Principal U.S. Mega-Cap ETF	67,835,985		—	67,835,985	—
Principal U.S. Small-Cap Multi-Factor ETF	123,369,770		24,400,180	147,769,950	—
Principal Value ETF	26,347,409		2,188,584	28,535,993	230,798

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.

All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated
Investment Company Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.

For the year ended June 30, 2022, the Fund utilized capital loss carryforwards as follows:

Fund	ST Utilized			LT Utilized
Principal Active High Yield ETF	$503,494			$3,209,996

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2022, the Funds intend to defer late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss			Post October Loss Capital Loss
Principal Healthcare Innovators ETF	$(62,480)			$—
Principal Investment Grade Corporate Active ETF		—		(6,346,076)
Principal Spectrum Tax-Advantaged Dividend Active ETF		—		(74,106)
Principal U.S. Small-Cap Adaptive Multi-Factor ETF		—		(393,295)

40

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

7. Federal Tax Information (continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2022, the Funds recorded reclassifications as follows:

	Total
	Distributable Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active High Yield ETF	$(18,122,655)	$18,122,655
Principal Healthcare Innovators ETF	(8,268,653)	8,268,653
Principal International Adaptive Multi-Factor ETF	1,947,488	(1,947,488)
Principal Investment Grade Corporate Active ETF	1,119,112	(1,119,112)
Principal Millennial Global Growth ETF	8,755,193	(8,755,193)
Principal Quality ETF	(5,347,733)	5,347,733
Principal Real Estate Active Opportunities ETF	(177)	177
Principal Spectrum Preferred Securities Active ETF	420,840	(420,840)
Principal Spectrum Tax-Advantaged Dividend Active ETF	(596)	596
Principal Ultra-Short Active Income ETF	(1,210)	1,210
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	(714,159)	714,159
Principal U.S. Mega-Cap ETF	(322,508,916)	322,508,916
Principal U.S. Small-Cap Multi-Factor ETF	(242,005,320)	242,005,320
Principal Value ETF	(9,268,137)	9,268,137

Federal Income Tax Basis. As of June 30, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	(Depreciation)	(Depreciation)	Purposes
Principal Active High Yield ETF	$252	$(34,101,871)	$(34,101,619)	$255,295,377
Principal Healthcare Innovators ETF	2,533,747	(46,881,387)	(44,347,640)	98,732,608
Principal International Adaptive Multi-Factor ETF	70,898	(3,806,019)	(3,735,121)	17,830,074
Principal Investment Grade Corporate Active ETF	15,915	(70,850,339)	(70,834,424)	437,573,083
Principal Millennial Global Growth ETF	560,554	(12,242,107)	(11,681,553)	36,257,708
Principal Quality ETF	864,760	(2,162,390)	(1,297,630)	46,761,488
Principal Real Estate Active Opportunities ETF	70,464	(223,068)	(152,604)	5,521,210
Principal Spectrum Preferred Securities Active ETF	—	(58,938,366)	(58,938,366)	403,130,366
Principal Spectrum Tax-Advantaged Dividend Active ETF	35,886	(2,174,048)	(2,138,162)	23,020,020
Principal Ultra-Short Active Income ETF	—	(122,759)	(122,759)	8,607,011
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	86,836	(3,162,317)	(3,075,481)	15,813,692
Principal U.S. Mega-Cap ETF	92,823,010	(91,208,363)	1,614,647	1,365,161,637
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	206,124	(638,834)	(432,710)	5,887,994
Principal U.S. Small-Cap Multi-Factor ETF	18,787,829	(125,893,642)	(107,105,813)	728,319,299
Principal Value ETF	943,803	(6,141,653)	(5,197,850)	220,734,528

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On December 31, 2022 the Board of Trustees approved a Plan of Liquidation for Principal Ultra-Short Active Income ETF. Pursuant to the Plan, the Principal Ultra-Short Active Income ETF will liquidate on or about February 24, 2023. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2022 (unaudited)

	Principal
BONDS — 86.97%	Amount	Value

Aerospace & Defense — 1.13%
Bombardier, Inc.
7.50%, 03/15/2025 (a)	$516,000	$511,002
Triumph Group, Inc.
7.75%, 08/15/2025 (b)	1,900,000	1,616,121
		$2,127,123

Airlines — 0.08%
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027	167,782	151,806

Auto Manufacturers — 1.87%
Ford Motor Co.
3.25%, 02/12/2032	1,668,000	1,250,903
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,808,000	1,634,455
4.39%, 01/08/2026	114,000	106,186
4.54%, 08/01/2026	558,000	514,144
		$3,505,688

Banks — 1.42%
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate + 3.13%),
4.60%, 02/01/2025 (c),(d)	3,032,000	2,671,950

Chemicals — 2.92%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	2,628,000	2,232,951
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (a),(e)	585,000	409,500
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (a),(b)	2,072,000	1,573,075
Tronox, Inc.
4.63%, 03/15/2029 (a)	1,521,000	1,264,331
		$5,479,857

Commercial Services — 5.29%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (a)	2,130,000	2,130,000
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (a)	1,899,000	1,693,547
Garda World Security Corp.
6.00%, 06/01/2029 (a)	299,000	242,952
9.50%, 11/01/2027 (a)	1,925,000	1,853,999
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (a)	2,487,000	2,343,997
ZipRecruiter, Inc.
5.00%, 01/15/2030 (a)	2,033,000	1,676,046
		$9,940,541

Construction Materials — 1.46%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	3,062,000	2,739,571

Diversified Financial Services — 5.77%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	3,281,000	2,987,186

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/2026		$2,827,000	$2,678,971
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (a),(e)		2,935,933	2,495,543
OneMain Finance Corp.
4.00%, 09/15/2030		2,690,000	2,007,116
6.63%, 01/15/2028		729,000	671,285
			$10,840,101

Electric — 4.12%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)		3,080,000	2,557,167
GenOn Energy, Inc.
0.00%, 10/15/2020 (f),(g),(h)		3,100,000	—
NRG Energy, Inc.
3.88%, 02/15/2032 (a)		2,835,000	2,129,227
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (a),(c),(d)		1,303,000	1,185,643
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)		2,165,000	1,865,400
			$7,737,437

Electronics — 1.35%
Sensata Technologies BV
4.00%, 04/15/2029 (a)		345,000	297,562
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)		2,731,000	2,246,630
			$2,544,192

Entertainment — 7.93%
Boyne USA, Inc.
4.75%, 05/15/2029 (a)		3,487,000	3,086,150
CCM Merger, Inc.
6.38%, 05/01/2026 (a)		2,854,000	2,689,381
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (a)		2,624,000	2,352,230
Cinemark USA, Inc.
5.25%, 07/15/2028 (a),(b)		2,673,000	1,984,943
International Game Technology PLC
5.25%, 01/15/2029 (a)		3,466,000	3,229,825
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (a)		2,679,000	1,553,276
			$14,895,805

Food — 3.53%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 02/15/2030 (a)		2,065,000	1,842,930
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (a),(b)		2,261,000	2,201,649
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (a)		2,903,000	2,271,598
4.25%, 04/15/2031 (a)		379,000	322,360
			$6,638,537

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Forest Products & Paper — 0.57%
Mercer International, Inc.
5.13%, 02/01/2029		$1,289,000	$1,077,617

Healthcare — Services — 5.34%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (a)		3,050,000	2,805,085
Centene Corp.
2.50%, 03/01/2031		1,399,000	1,094,680
3.38%, 02/15/2030		1,852,000	1,565,625
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)		2,640,000	2,208,307
Tenet Healthcare Corp.
6.13%, 10/01/2028 (a)		2,643,000	2,366,331
			$10,040,028

Home Builders — 1.25%
Forestar Group, Inc.
3.85%, 05/15/2026 (a)		526,000	461,139
5.00%, 03/01/2028 (a)		2,196,000	1,884,091
			$2,345,230

Insurance — 0.77%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)		321,000	264,958
7.00%, 11/15/2025 (a)		1,281,000	1,176,999
			$1,441,957

Investment Companies — 0.87%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (a)		1,919,000	1,642,263

Iron & Steel — 0.56%
TMS International Corp.
6.25%, 04/15/2029 (a)		1,482,000	1,060,015

Leisure Time — 1.44%
Life Time, Inc.
5.75%, 01/15/2026 (a)		2,910,000	2,707,755

Media — 7.08%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (a)		3,041,000	2,439,232
4.75%, 02/01/2032 (a)		930,000	753,951
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)		3,331,000	2,980,112
DISH DBS Corp.
5.13%, 06/01/2029		289,000	186,437
5.25%, 12/01/2026 (a)		13,284	11,189
5.88%, 11/15/2024		885,000	822,372
7.38%, 07/01/2028		1,524,000	1,078,230
DISH Network Corp.
11.75%, 11/15/2027 (a)		473,000	487,143
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (a)		986,000	790,288
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)		2,996,000	2,660,268

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media (continued)
UPC Holding BV
5.50%, 01/15/2028 (a)	$1,226,000	$1,088,075
		$13,297,297

Mining — 2.96%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (a)	2,091,973	1,940,305
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a)	772,000	724,308
Novelis Corp.
3.88%, 08/15/2031 (a)	1,730,000	1,412,359
Taseko Mines Ltd.
7.00%, 02/15/2026 (a)	1,683,000	1,479,928
		$5,556,900

Oil & Gas — 6.17%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (a)	2,624,000	2,602,867
Antero Resources Corp.
7.63%, 02/01/2029 (a)	2,070,000	2,081,398
Apache Corp.
4.75%, 04/15/2043	90,000	67,905
5.10%, 09/01/2040	1,820,000	1,508,257
5.25%, 02/01/2042	133,000	108,626
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026 (a)	921,000	893,388
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)	1,105,000	949,968
MEG Energy Corp.
7.13%, 02/01/2027 (a)	1,803,000	1,838,865
Occidental Petroleum Corp.
6.13%, 01/01/2031	320,000	322,941
6.63%, 09/01/2030	1,179,000	1,218,355
		$11,592,570

Oil & Gas Services — 0.96%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	1,963,000	1,796,169

Packaging & Containers — 1.18%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	345,000	328,009
8.75%, 04/15/2030 (a)	1,083,000	927,017
LABL, Inc.
5.88%, 11/01/2028 (a)	222,000	193,422
8.25%, 11/01/2029 (a)	968,000	770,985
		$2,219,433

Pharmaceuticals — 2.31%
BellRing Brands, Inc.
7.00%, 03/15/2030 (a)	1,700,000	1,635,825
Jazz Securities DAC
4.38%, 01/15/2029 (a)	3,044,000	2,712,661
		$4,348,486

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines — 7.94%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	$1,786,000	$1,632,833
5.75%, 03/01/2027 (a)	1,130,000	1,068,254
CNX Midstream Partners LP
4.75%, 04/15/2030 (a)	2,628,000	2,156,708
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (a)	2,875,000	2,673,750
EnLink Midstream LLC
6.50%, 09/01/2030 (a)	1,807,000	1,788,388
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	2,127,000	1,818,417
Kinetik Holdings LP
5.88%, 06/15/2030 (a)	2,892,000	2,712,068
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	1,188,000	1,072,704
		$14,923,122

REITs — 2.44%
CBL & Associates LP
0.00%, 12/15/2026 (f),(g),(h)	6,000,000	—
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	2,040,000	1,772,352
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (a)	3,476,000	2,806,383
		$4,578,735

Retail — 4.81%
Bath & Body Works, Inc.
5.25%, 02/01/2028	614,000	570,191
6.63%, 10/01/2030 (a)	1,025,000	961,863
9.38%, 07/01/2025 (a)	325,000	346,185
BCPE Ulysses Intermediate, Inc.
7.75%, PIK 8.50%; 04/01/2027 (a),(e)	702,000	433,774
Dave & Buster's, Inc.
7.63%, 11/01/2025 (a)	1,771,000	1,779,855
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	1,332,000	1,127,185
6.75%, 01/15/2030 (a)	911,000	734,813
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (a)	1,922,000	1,701,085
Park River Holdings, Inc.
5.63%, 02/01/2029 (a)	1,095,000	729,166
Patrick Industries, Inc.
4.75%, 05/01/2029 (a)	789,000	654,870
		$9,038,987

Telecommunications — 2.28%
DKT Finance ApS
9.38%, 06/17/2023 (a)	2,111,000	2,084,613
Maxar Technologies, Inc.
7.75%, 06/15/2027 (a)	2,123,000	2,204,168
		$4,288,781

Transportation — 1.17%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027 (a)	2,305,000	2,189,750

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2022 (unaudited)

BONDS (continued)		Value
TOTAL BONDS		$163,417,703
	Principal
SENIOR FLOATING RATE INTERESTS — 8.14%	Amount	Value

Airlines — 3.60%
AAdvantage Loyalty IP Ltd., 2021 Term Loan
(3-month USD LIBOR + 4.75%),
8.99%, 04/20/2028	$3,355,000	$3,336,648
Mileage Plus Holdings LLC, 2020 Term Loan B
(3-month USD LIBOR + 5.25%),
1.00%, 06/21/2027	1,174,737	1,206,748
United Airlines, Inc., 2021 Term Loan B
(3-month USD LIBOR + 3.75%),
8.11%, 04/21/2028	2,255,564	2,222,994
		$6,766,390

Forest Products & Paper — 1.71%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 6.50%),
9.44%, 05/19/2028	3,403,594	3,206,458

Insurance — 1.53%
Acrisure LLC, 2020 Term Loan B
(1-month USD LIBOR + 3.50%),
7.88%, 02/15/2027	1,640,974	1,536,362
Asurion LLC, 2021 2nd Lien Term Loan B3
(1-month USD LIBOR + 5.25%),
9.63%, 01/31/2028	1,725,000	1,338,307
		$2,874,669

Lodging — 0.61%
Fertitta Entertainment LLC, 2022 Term Loan B
(1-month Term Secured Overnight Financing Rate + 4.00%),
8.32%, 01/27/2029	1,202,140	1,140,686

Packaging & Containers — 0.69%
Valcour Packaging LLC, 2021 1st Lien Term Loan
(6-month USD LIBOR + 3.75%),
7.98%, 10/04/2028	1,588,000	1,302,160
TOTAL SENIOR FLOATING RATE INTERESTS		$15,290,363
INVESTMENT COMPANIES — 6.04%	Shares Held	Value

Money Market Funds — 6.04%
Principal Government Money Market Fund — Class R-6 4.15% (i),(j),(k)	4,092,183	$4,092,183
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (k)	7,255,132	7,255,132
TOTAL INVESTMENT COMPANIES		$11,347,315
Total Investments		$190,055,381
Other Assets and Liabilities — (1.15)%		(2,164,276)

Total Net Assets — 100.00%		$187,891,105

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $136,433,640 or 72.61% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,987,219 or
2.12% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

See accompanying notes. 48

	Schedule of Investments
	Principal Active High Yield ETF
	December 31, 2022 (unaudited)

(d)		Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)		Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f) Non-income producing security.
(g)		The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(h) Security is defaulted.
(i)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(j)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,092,183 or 2.18% of net assets.
(k)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		21.58%
Consumer, Non-cyclical		16.48%
Energy		15.07%
Financial		12.80%
Communications		9.36%
Basic Materials		8.72%
Industrial		6.98%
Money Market Funds		6.04%
Utilities		4.12%
Other Assets and Liabilities		(1.15)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$9,715,105	$5,622,922	$4,092,183
Principal Government Money
Market Fund — Institutional Class
4.09%	5,781,485	33,322,007	39,103,492	—
	$5,781,485	$43,037,112	$44,726,414	$4,092,183

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—	—	—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.		49

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 99.82%		Shares Held	Value

Biotechnology — 64.49%
2seventy bio, Inc. (a)		6,374	$59,724
4D Molecular Therapeutics, Inc. (a)		6,955	154,471
Aadi Bioscience, Inc. (a)		4,119	52,847
Absci Corp. (a)		18,653	39,171
ACADIA Pharmaceuticals, Inc. (a)		24,030	382,558
Adicet Bio, Inc. (a)		6,545	58,512
ADMA Biologics, Inc. (a)		33,393	129,565
Affimed NV (a)		29,463	36,534
Agenus, Inc. (a)		45,880	110,112
Akero Therapeutics, Inc. (a)		6,969	381,901
Albireo Pharma, Inc. (a)		3,544	76,586
Allogene Therapeutics, Inc. (a)		21,972	138,204
Allovir, Inc. (a)		15,104	77,484
Alnylam Pharmaceuticals, Inc. (a)		8,295	1,971,307
ALX Oncology Holdings, Inc. (a)		7,043	79,375
Amicus Therapeutics, Inc. (a)		41,374	505,177
AnaptysBio, Inc. (a)		4,553	141,097
Anavex Life Sciences Corp. (a),(b)		12,334	114,213
ANI Pharmaceuticals, Inc. (a)		2,886	116,104
Apellis Pharmaceuticals, Inc. (a)		16,076	831,290
Arbutus Biopharma Corp. (a),(b)		28,201	65,708
Arcellx, Inc. (a)		6,981	216,271
Arcturus Therapeutics Holdings, Inc. (a)		4,768	80,865
Arcus Biosciences, Inc. (a)		10,812	223,592
Arcutis Biotherapeutics, Inc. (a)		9,418	139,386
Arrowhead Pharmaceuticals, Inc. (a)		15,555	630,911
Atara Biotherapeutics, Inc. (a)		16,863	55,311
Atea Pharmaceuticals, Inc. (a)		14,584	70,149
Aurinia Pharmaceuticals, Inc. (a)		25,261	109,128
Avidity Biosciences, Inc. (a)		8,568	190,124
Axsome Therapeutics, Inc. (a)		6,483	500,034
Beam Therapeutics, Inc. (a)		10,373	405,688
Berkeley Lights, Inc. (a)		17,257	46,249
Bio-Rad Laboratories, Inc., Class A (a)		4,291	1,804,323
BioCryst Pharmaceuticals, Inc. (a)		27,585	316,676
Biohaven Ltd. (a)		6,642	92,191
Bluebird Bio, Inc. (a)		13,410	92,797
Blueprint Medicines Corp. (a)		8,823	386,536
Bridgebio Pharma, Inc. (a)		22,556	171,877
C4 Therapeutics, Inc. (a)		8,630	50,917
Cara Therapeutics, Inc. (a)		9,149	98,260
Caribou Biosciences, Inc. (a)		10,176	63,905
Cassava Sciences, Inc. (a),(b)		6,138	181,316
Celldex Therapeutics, Inc. (a)		7,133	317,918
Celularity, Inc. (a)		26,869	34,661
Cerevel Therapeutics Holdings, Inc. (a)		23,016	725,925
Chinook Therapeutics, Inc. (a)		9,684	253,721
CinCor Pharma, Inc. (a)		6,533	80,291
Cogent Biosciences, Inc. (a)		10,417	120,420
Crinetics Pharmaceuticals, Inc. (a)		8,505	155,641
CTI BioPharma Corp. (a)		20,292	121,955
Cullinan Oncology, Inc. (a)		7,682	81,045
Cytek Biosciences, Inc. (a)		20,189	206,130
Cytokinetics, Inc. (a)		14,172	649,361
Day One Biopharmaceuticals, Inc. (a)		11,230	241,670
Deciphera Pharmaceuticals, Inc. (a)		10,396	170,390
Denali Therapeutics, Inc. (a)		19,875	552,724
Design Therapeutics, Inc. (a)		8,889	91,201

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
DICE Therapeutics, Inc. (a)		7,034	$219,461
Dyne Therapeutics, Inc. (a)		8,611	99,801
Edgewise Therapeutics, Inc. (a)		8,500	75,990
Editas Medicine, Inc. (a)		11,039	97,916
Eiger BioPharmaceuticals, Inc. (a)		9,133	10,777
Emergent BioSolutions, Inc. (a)		7,902	93,323
EQRx, Inc. (a)		67,018	164,864
Erasca, Inc. (a)		19,364	83,459
Esperion Therapeutics, Inc. (a)		11,903	74,156
Evolus, Inc. (a)		9,676	72,667
Fate Therapeutics, Inc. (a)		14,603	147,344
FibroGen, Inc. (a)		14,267	228,557
Geron Corp. (a)		60,155	145,575
Gossamer Bio, Inc. (a),(b)		14,896	32,324
Ideaya Biosciences, Inc. (a)		7,574	137,620
IGM Biosciences, Inc. (a)		4,876	82,941
Imago Biosciences, Inc. (a)		5,783	207,899
ImmunityBio, Inc. (a),(b)		59,901	303,698
ImmunoGen, Inc. (a)		33,871	168,000
Immunovant, Inc. (a)		19,860	352,515
Inhibrx, Inc. (a)		6,042	148,875
Inovio Pharmaceuticals, Inc. (a)		43,715	68,195
Insmed, Inc. (a)		20,278	405,154
Instil Bio, Inc. (a)		21,717	13,682
Intellia Therapeutics, Inc. (a)		11,262	392,931
Intercept Pharmaceuticals, Inc. (a)		6,932	85,749
Intra-Cellular Therapies, Inc. (a)		13,923	736,805
Invivyd, Inc. (a)		19,592	29,388
Ionis Pharmaceuticals, Inc. (a)		20,772	784,558
Iovance Biotherapeutics, Inc. (a)		24,099	153,993
IVERIC bio, Inc. (a)		17,542	375,574
Karuna Therapeutics, Inc. (a)		4,884	959,706
Karyopharm Therapeutics, Inc. (a)		14,545	49,453
Keros Therapeutics, Inc. (a)		3,999	192,032
Kezar Life Sciences, Inc. (a)		11,730	82,579
Kiniksa Pharmaceuticals Ltd., Class A (a)		6,067	90,884
Kinnate Biopharma, Inc. (a)		8,213	50,099
Kodiak Sciences, Inc. (a)		9,510	68,092
Krystal Biotech, Inc. (a)		3,873	306,819
Kymera Therapeutics, Inc. (a)		8,389	209,389
Lexicon Pharmaceuticals, Inc. (a)		33,607	64,189
Ligand Pharmaceuticals, Inc. (a)		2,577	172,144
Liquidia Corp. (a),(b)		12,469	79,428
MacroGenics, Inc. (a)		11,759	78,903
Mersana Therapeutics, Inc. (a)		15,873	93,016
Mirati Therapeutics, Inc. (a)		8,252	373,898
Monte Rosa Therapeutics, Inc. (a)		8,512	64,776
Myriad Genetics, Inc. (a)		12,254	177,806
Nektar Therapeutics (a)		30,877	69,782
NeoGenomics, Inc. (a)		20,332	187,868
NGM Biopharmaceuticals, Inc. (a)		14,604	73,312
Nkarta, Inc. (a),(b)		8,072	48,351
Novavax, Inc. (a)		11,917	122,507
Nurix Therapeutics, Inc. (a)		7,994	87,774
Nuvalent, Inc., Class A (a)		6,860	204,291
Nuvation Bio, Inc. (a)		37,692	72,369
Phathom Pharmaceuticals, Inc. (a),(b)		7,029	78,865
Point Biopharma Global, Inc. (a),(b)		16,659	121,444

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Praxis Precision Medicines, Inc. (a)		15,726	$37,428
Precigen, Inc. (a)		38,054	57,842
Prothena Corp. PLC (a)		6,952	418,858
Provention Bio, Inc. (a)		14,023	148,223
PTC Therapeutics, Inc. (a)		10,531	401,968
RAPT Therapeutics, Inc. (a)		4,908	97,178
Recursion Pharmaceuticals, Inc., Class A (a)		24,886	191,871
REGENXBIO, Inc. (a)		6,792	154,043
Relay Therapeutics, Inc. (a)		17,874	267,038
Replimune Group, Inc. (a)		7,792	211,942
REVOLUTION Medicines, Inc. (a)		13,301	316,830
Rigel Pharmaceuticals, Inc. (a)		42,502	63,753
Rocket Pharmaceuticals, Inc. (a)		10,252	200,632
Sage Therapeutics, Inc. (a)		8,887	338,950
Sana Biotechnology, Inc. (a),(b)		29,752	117,520
Sangamo Therapeutics, Inc. (a)		25,681	80,638
Sarepta Therapeutics, Inc. (a)		12,731	1,649,683
Seagen, Inc. (a)		12,806	1,645,699
Seer, Inc. (a)		10,508	60,946
Sorrento Therapeutics, Inc. (a)		73,704	65,302
SpringWorks Therapeutics, Inc. (a)		9,502	247,147
Stoke Therapeutics, Inc. (a)		6,680	61,656
Sutro Biopharma, Inc. (a)		9,987	80,695
Syndax Pharmaceuticals, Inc. (a)		8,690	221,160
Tarsus Pharmaceuticals, Inc. (a)		4,701	68,917
TG Therapeutics, Inc. (a)		23,504	278,052
Theravance Biopharma, Inc. (a)		11,078	124,295
TransMedics Group, Inc. (a)		4,787	295,454
Travere Therapeutics, Inc. (a)		9,775	205,568
Twist Bioscience Corp. (a)		8,541	203,361
Ultragenyx Pharmaceutical, Inc. (a)		10,379	480,859
Vaxart, Inc. (a)		26,634	25,593
Ventyx Biosciences, Inc. (a)		8,592	281,732
Vera Therapeutics, Inc. (a),(b)		4,862	94,080
Veracyte, Inc. (a)		11,132	264,162
Vericel Corp. (a)		7,318	192,756
Verve Therapeutics, Inc. (a)		9,012	174,382
Viridian Therapeutics, Inc. (a)		6,168	180,167
VistaGen Therapeutics, Inc. (a)		165,962	17,094
Xencor, Inc. (a)		9,041	235,428
Zentalis Pharmaceuticals, Inc. (a)		8,782	176,869
			$35,860,837

Chemicals — 0.10%
Codexis, Inc. (a)		12,150	56,619

Electronics — 0.27%
Mesa Laboratories, Inc.		887	147,428

Healthcare — Products — 19.62%
10X Genomics, Inc., Class A (a)		14,320	521,821
Adaptive Biotechnologies Corp. (a)		22,626	172,863
Akoya Biosciences, Inc. (a)		6,516	62,358
Alphatec Holdings, Inc. (a)		16,360	202,046
AngioDynamics, Inc. (a)		6,771	93,237
Artivion, Inc. (a)		7,355	89,143
AtriCure, Inc. (a)		7,023	311,681
Axogen, Inc. (a)		7,285	72,704
Axonics, Inc. (a)		7,187	449,403

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
BioLife Solutions, Inc. (a)		6,842	$124,524
Bionano Genomics, Inc. (a),(b)		48,142	70,287
Butterfly Network, Inc. (a),(b)		27,966	68,796
Cardiovascular Systems, Inc. (a)		6,879	93,692
CareDx, Inc. (a)		8,484	96,802
Cerus Corp. (a)		29,356	107,149
Cutera, Inc. (a)		3,123	138,099
Exact Sciences Corp. (a)		25,922	1,283,398
Glaukos Corp. (a)		7,062	308,468
Inari Medical, Inc. (a)		7,902	502,251
Inogen, Inc. (a)		3,980	78,446
Inspire Medical Systems, Inc. (a)		4,209	1,060,163
iRhythm Technologies, Inc. (a)		4,416	413,647
MaxCyte, Inc. (a)		16,923	92,400
MiMedx Group, Inc. (a)		21,321	59,272
NanoString Technologies, Inc. (a)		8,180	65,195
Natera, Inc. (a)		14,333	575,757
Nevro Corp. (a)		5,412	214,315
Novocure Ltd. (a)		15,279	1,120,715
NuVasive, Inc. (a)		7,783	320,971
OraSure Technologies, Inc. (a)		14,059	67,764
Orthofix Medical, Inc. (a)		3,848	78,999
OrthoPediatrics Corp. (a)		3,219	127,891
Pacific Biosciences of California, Inc. (a)		33,972	277,891
Paragon 28, Inc. (a)		11,748	224,504
PROCEPT BioRobotics Corp. (a)		6,709	278,692
Pulmonx Corp. (a)		6,311	53,202
Quanterix Corp. (a)		6,835	94,665
Quantum-Si, Inc. (a)		22,459	41,100
SI-BONE, Inc. (a)		5,709	77,642
Silk Road Medical, Inc. (a)		5,705	301,509
SomaLogic, Inc. (a)		31,284	78,523
Tactile Systems Technology, Inc. (a)		4,874	55,954
Treace Medical Concepts, Inc. (a)		8,524	195,967
ViewRay, Inc. (a)		29,504	132,178
Zimvie, Inc. (a)		5,747	53,677
			$10,909,761

Healthcare — Services — 0.15%
Inotiv, Inc. (a),(b)		4,397	21,721
Nano-X Imaging Ltd. (a)		8,675	64,022
			$85,743

Miscellaneous Manufacturers — 0.19%
Sight Sciences, Inc. (a)		8,773	107,118

Pharmaceuticals — 14.40%
Aclaris Therapeutics, Inc. (a)		10,389	163,627
Agios Pharmaceuticals, Inc. (a)		8,363	234,833
Alector, Inc. (a)		13,408	123,756
Alkermes PLC (a)		24,360	636,527
Amneal Pharmaceuticals, Inc. (a)		28,785	57,282
Amylyx Pharmaceuticals, Inc. (a)		9,715	358,969
Anika Therapeutics, Inc. (a)		2,637	78,055
Arvinas, Inc. (a)		7,929	271,251
Bioxcel Therapeutics, Inc. (a),(b)		5,358	115,090

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Chimerix, Inc. (a)		20,828	$38,740
Coherus Biosciences, Inc. (a)		12,795	101,336
Collegium Pharmaceutical, Inc. (a)		5,692	132,054
Eagle Pharmaceuticals, Inc. (a)		2,365	69,129
Elanco Animal Health, Inc. (a)		69,526	849,608
Enanta Pharmaceuticals, Inc. (a)		3,269	152,074
Fulcrum Therapeutics, Inc. (a)		10,008	72,858
Heron Therapeutics, Inc. (a),(b)		20,637	51,593
Heska Corp. (a)		1,747	108,594
KalVista Pharmaceuticals, Inc. (a)		6,777	45,813
Kura Oncology, Inc. (a)		10,405	129,126
Lyell Immunopharma, Inc. (a)		37,600	130,472
Madrigal Pharmaceuticals, Inc. (a)		2,656	770,904
MannKind Corp. (a)		41,068	216,428
Mirum Pharmaceuticals, Inc. (a)		5,996	116,922
Morphic Holding, Inc. (a)		6,076	162,533
Ocugen, Inc. (a)		39,256	51,033
Ocular Therapeutix, Inc. (a)		15,240	42,824
Perrigo Co. PLC		19,781	674,334
PMV Pharmaceuticals, Inc. (a)		7,680	66,816
Prometheus Biosciences, Inc. (a)		6,134	674,740
Protagonist Therapeutics, Inc. (a)		8,746	95,419
Reata Pharmaceuticals, Inc., Class A (a)		5,112	194,205
Relmada Therapeutics, Inc. (a)		6,744	23,537
Revance Therapeutics, Inc. (a)		11,126	205,386
Senseonics Holdings, Inc. (a)		78,525	80,881
Seres Therapeutics, Inc. (a)		19,920	111,552
SIGA Technologies, Inc.		12,033	88,563
Tricida, Inc. (a)		9,656	1,476
Vaxcyte, Inc. (a)		9,850	472,307
Y-mAbs Therapeutics, Inc. (a)		7,219	35,229
			$8,005,876

Software — 0.36%
Outset Medical, Inc. (a)		7,839	202,403

Transportation — 0.24%
CryoPort, Inc. (a)		7,513	130,350
TOTAL COMMON STOCKS			$55,506,135
INVESTMENT COMPANIES — 2.12%		Shares Held	Value

Money Market Funds — 2.12%
Principal Government Money Market Fund — Class R-6 4.15% (c),(d),(e)		1,061,503	1,061,503
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (e)		118,129	118,129
TOTAL INVESTMENT COMPANIES			$1,179,632
Total Investments			$56,685,767
Other Assets and Liabilities — (1.94)%			(1,077,418)

Total Net Assets — 100.00%			$55,608,349

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,029,538 or
1.85% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.

See accompanying notes.	54

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2022 (unaudited)

(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,061,503 or 1.91% of net assets.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		98.67%
Money Market Funds		2.12%
Industrial		0.69%
Technology		0.36%
Basic Materials		0.10%
Other Assets and Liabilities		(1.94)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$2,072,304	$1,010,801	$1,061,503
Principal Government Money
Market Fund — Institutional Class
4.09%	1,097,187	11,867,549	12,964,736	—
	$1,097,187	$13,939,853	$13,975,537	$1,061,503

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 98.87%	Shares Held	Value

Advertising — 0.44%
Dentsu Group, Inc.	400	$12,634
Hakuhodo DY Holdings, Inc.	1,200	12,161
Publicis Groupe SA (a)	251	15,965
WPP PLC	1,376	13,644
		$54,404

Aerospace & Defense — 1.22%
Airbus SE	177	21,035
BAE Systems PLC	3,886	40,215
Dassault Aviation SA	105	17,781
Elbit Systems Ltd.	26	4,234
MTU Aero Engines AG	35	7,575
Rheinmetall AG	75	14,937
Safran SA	122	15,269
Singapore Technologies Engineering Ltd.	4,100	10,255
Thales SA	139	17,751
		$149,052

Agriculture — 1.28%
British American Tobacco PLC	1,966	77,994
Imperial Brands PLC	1,307	32,724
Japan Tobacco, Inc.	1,400	28,386
Wilmar International Ltd.	5,900	18,369
		$157,473

Airlines — 0.34%
Air Canada (a)	700	10,024
Deutsche Lufthansa AG (a)	1,556	12,934
Qantas Airways Ltd. (a)	2,622	10,729
Singapore Airlines Ltd.	2,000	8,257
		$41,944

Apparel — 1.85%
adidas AG	66	9,005
Burberry Group PLC	578	14,185
Gildan Activewear, Inc.	493	13,501
Hermes International	11	17,015
Kering SA	24	12,216
LVMH Moet Hennessy Louis Vuitton SE	214	155,749
Puma SE	88	5,341
		$227,012

Auto Manufacturers — 2.28%
Bayerische Motoren Werke AG	259	23,117
Daimler Truck Holding AG (a)	260	8,056
Ferrari NV	65	13,930
Honda Motor Co. Ltd.	1,300	30,034
Isuzu Motors Ltd.	1,000	11,788
Mercedes-Benz Group AG	257	16,891
Renault SA (a)	331	11,081
Stellantis NV	1,610	22,859
Toyota Motor Corp.	8,100	111,866
Volkswagen AG	26	4,109
Volvo AB, Class B	620	11,199
Volvo AB, Class A	571	10,840
Volvo Car AB, Class B (a)	768	3,487
		$279,257

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Parts & Equipment — 0.23%
Cie Generale des Etablissements Michelin SCA	324	$9,012
NGK Insulators Ltd.	800	10,228
Valeo SA	489	8,742
		$27,982

Banks — 10.01%
ABN AMRO Bank NV, GDR (b)	994	13,753
ANZ Group Holdings Ltd.	2,161	34,811
Banco Bilbao Vizcaya Argentaria SA	2,385	14,384
Banco Santander SA	5,515	16,545
Bank Hapoalim BM	2,071	18,689
Bank Leumi Le-Israel BM	2,419	20,170
Bank of Montreal	644	58,341
Bank of Nova Scotia	803	39,343
Barclays PLC	6,014	11,525
BNP Paribas SA	339	19,324
BOC Hong Kong Holdings Ltd.	5,000	17,039
CaixaBank SA	4,231	16,631
Canadian Imperial Bank of Commerce	384	15,533
Chiba Bank Ltd.	1,800	13,194
Commerzbank AG (a)	1,468	13,885
Commonwealth Bank of Australia	350	24,449
Concordia Financial Group Ltd.	3,200	13,411
Credit Agricole SA	693	7,293
Danske Bank A/S (a)	874	17,274
DBS Group Holdings Ltd.	800	20,260
Deutsche Bank AG	938	10,631
DNB Bank ASA	583	11,572
Erste Group Bank AG	228	7,297
FinecoBank Banca Fineco SpA	423	7,027
Hang Seng Bank Ltd.	596	9,911
HSBC Holdings PLC	15,419	96,131
Israel Discount Bank Ltd., Class A	3,328	17,496
KBC Group NV	127	8,168
Lloyds Banking Group PLC	46,983	25,793
Macquarie Group Ltd.	279	31,715
Mediobanca Banca di Credito Finanziario SpA	189	1,818
Mitsubishi UFJ Financial Group, Inc.	9,200	62,319
Mizrahi Tefahot Bank Ltd.	436	14,128
Mizuho Financial Group, Inc.	2,600	36,769
National Australia Bank Ltd.	1,233	25,235
National Bank of Canada	320	21,561
NatWest Group PLC	2,469	7,916
Nordea Bank Abp	1,217	13,025
Oversea-Chinese Banking Corp. Ltd.	2,800	25,462
Royal Bank of Canada	971	91,291
Shizuoka Financial Group, Inc.	1,700	13,666
Skandinaviska Enskilda Banken AB, Class A	784	9,012
Societe Generale SA	686	17,242
Standard Chartered PLC	2,264	17,036
Sumitomo Mitsui Financial Group, Inc.	1,000	40,354
Svenska Handelsbanken AB, Class A	1,053	10,606
Swedbank AB, Class A	661	11,231
Toronto-Dominion Bank	1,233	79,835
UBS Group AG	1,046	19,463
UniCredit SpA	837	11,891
United Overseas Bank Ltd.	1,100	25,213

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Westpac Banking Corp.	2,523	$40,110
		$1,226,778

Beverages — 1.95%
Anheuser-Busch InBev SA	368	22,166
Budweiser Brewing Co. APAC Ltd. (b)	1,600	5,032
Carlsberg AS, Class B	17	2,259
Coca-Cola Europacific Partners PLC	420	23,234
Coca-Cola HBC AG (a)	551	13,143
Davide Campari-Milano NV	524	5,320
Diageo PLC	1,476	65,131
Endeavour Group Ltd.	1,492	6,522
Heineken Holding NV	191	14,731
Heineken NV	340	31,984
JDE Peet's NV	515	14,896
Pernod Ricard SA	90	17,703
Remy Cointreau SA	52	8,772
Treasury Wine Estates Ltd.	811	7,515
		$238,408

Biotechnology — 0.50%
Argenx SE (a)	21	7,829
Bachem Holding AG, Class B	74	6,390
CSL Ltd.	179	35,070
Genmab A/S (a)	24	10,161
Swedish Orphan Biovitrum AB (a)	74	1,530
		$60,980

Chemicals — 2.73%
Air Liquide SA	52	7,370
Arkema SA	124	11,134
BASF SE	614	30,490
Brenntag SE	188	12,018
Clariant AG (a)	274	4,341
Covestro AG (b)	179	7,003
Croda International PLC	79	6,307
EMS-Chemie Holding AG	3	2,031
Evonik Industries AG	267	5,126
Givaudan SA	4	12,255
ICL Group Ltd.	1,806	13,076
Johnson Matthey PLC	216	5,554
Mitsubishi Chemical Group Corp.	2,500	13,043
Mitsui Chemicals, Inc.	500	11,334
Nippon Sanso Holdings Corp.	600	8,760
Nissan Chemical Corp.	200	8,808
Nitto Denko Corp.	200	11,658
Nutrien Ltd.	515	37,598
OCI NV (a)	370	13,237
Shin-Etsu Chemical Co. Ltd.	300	37,089
Solvay SA	128	12,943
Sumitomo Chemical Co. Ltd.	3,300	11,919
Symrise AG	94	10,228
Tosoh Corp.	900	10,767
Umicore SA	346	12,711
Yara International ASA	401	17,625
		$334,425

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services — 2.53%
Adecco Group AG (a)	164	$5,402
Adyen NV (a),(b)	8	11,033
Amadeus IT Group SA (a)	244	12,681
Ashtead Group PLC	177	10,100
Brambles Ltd.	1,082	8,892
Bureau Veritas SA	299	7,877
Dai Nippon Printing Co. Ltd.	600	12,115
Edenred	306	16,666
Experian PLC	455	15,473
GMO Payment Gateway, Inc.	100	8,321
IDP Education Ltd.	232	4,293
Intertek Group PLC	292	14,241
Nuvei Corp. (a),(b)	150	3,812
Persol Holdings Co. Ltd.	600	12,929
Randstad NV	110	6,707
Recruit Holdings Co. Ltd.	1,100	35,010
RELX PLC	1,374	38,006
Rentokil Initial PLC	1,429	8,776
Ritchie Bros Auctioneers, Inc.	174	10,051
Secom Co. Ltd.	300	17,242
Securitas AB, Class B	1,389	11,575
SGS SA	4	9,301
TOPPAN, Inc.	700	10,422
Transurban Group	1,552	13,716
Worldline SA (a),(b)	133	5,201
		$309,842

Computers — 1.31%
Bechtle AG	105	3,716
Capgemini SE	122	20,366
CGI, Inc. (a)	337	29,048
Check Point Software Technologies Ltd. (a)	133	16,779
Computershare Ltd.	466	8,313
Itochu Techno-Solutions Corp.	400	9,357
NEC Corp.	400	14,127
Nomura Research Institute Ltd.	600	14,241
NTT Data Corp.	1,100	16,193
Otsuka Corp.	300	9,498
SCSK Corp.	700	10,673
Teleperformance	35	8,344
		$160,655

Construction Materials — 1.34%
AGC, Inc.	300	10,046
Cie de Saint-Gobain	412	20,133
CRH PLC	294	11,647
Daikin Industries Ltd.	200	30,783
Geberit AG	22	10,362
HeidelbergCement AG	119	6,787
Holcim AG (a)	494	25,580
Investment AB Latour, Class B	236	4,458
James Hardie Industries PLC, CDI (a)	274	4,925
Kingspan Group PLC	103	5,577
Nibe Industrier AB, Class B	717	6,672
ROCKWOOL A/S, Class B	24	5,642
Sika AG	51	12,228

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Xinyi Glass Holdings Ltd.	5,000	$9,314
		$164,154

Distribution/Wholesale — 1.91%
Bunzl PLC	688	22,948
Ferguson PLC	191	24,107
IMCD NV	43	6,129
ITOCHU Corp.	1,200	37,909
Marubeni Corp.	2,000	23,087
Mitsubishi Corp.	1,000	32,635
Mitsui & Co. Ltd.	1,400	41,102
Sumitomo Corp.	1,500	25,099
Toromont Industries Ltd.	89	6,423
Toyota Tsusho Corp.	400	14,889
		$234,328

Diversified Financial Services — 1.90%
AerCap Holdings NV (a)	111	6,474
Amundi SA (b)	200	11,347
ASX Ltd.	166	7,688
Brookfield Asset Management Ltd., Class A (a)	33	945
Deutsche Boerse AG	153	26,434
Euronext NV (b)	177	13,104
Futu Holdings Ltd., ADR (a)	105	4,268
Hong Kong Exchanges & Clearing Ltd.	500	21,600
IGM Financial, Inc.	376	10,497
Japan Exchange Group, Inc.	900	13,012
Julius Baer Group Ltd.	130	7,572
London Stock Exchange Group PLC	274	23,638
Mitsubishi HC Capital, Inc.	2,200	10,879
ORIX Corp.	1,300	20,985
Partners Group Holding AG	9	7,950
SBI Holdings, Inc.	600	11,507
Schroders PLC	2,051	10,811
Singapore Exchange Ltd.	1,900	12,696
TMX Group Ltd.	118	11,811
		$233,218

Electric — 3.08%
Algonquin Power & Utilities Corp.	656	4,273
Brookfield Renewable Corp., Class A	302	8,313
Canadian Utilities Ltd., Class A	240	6,496
CLP Holdings Ltd.	881	6,428
E.ON SE	1,369	13,679
EDP - Energias de Portugal SA	1,901	9,475
EDP Renovaveis SA	211	4,648
Electricite de France SA	452	5,806
Elia Group SA	49	6,966
Emera, Inc.	196	7,491
Endesa SA	984	18,575
Enel SpA	882	4,749
Engie SA	2,394	34,309
Fortis, Inc.	271	10,844
Fortum Oyj	459	7,635
HK Electric Investments & HK Electric Investments Ltd.	8,500	5,630
Hydro One Ltd. (b)	526	14,090
Iberdrola SA	4,007	46,882
Mercury NZ Ltd.	1,603	5,659

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Meridian Energy Ltd.	2,079	$6,917
National Grid PLC	2,689	32,424
Northland Power, Inc.	372	10,201
Origin Energy Ltd.	2,813	14,786
Power Assets Holdings Ltd.	1,500	8,215
Red Electrica Corp. SA	699	12,167
RWE AG	495	22,037
SSE PLC	1,002	20,739
Terna - Rete Elettrica Nazionale	2,029	14,986
Uniper SE	1,218	3,374
Verbund AG	111	9,345
		$377,139

Electrical Components & Equipment — 0.43%
ABB Ltd.	683	20,727
Legrand SA	158	12,654
Prysmian SpA	534	19,812
		$53,193

Electronics — 1.30%
Assa Abloy AB, Class B	396	8,489
Halma PLC	251	5,990
Hirose Electric Co. Ltd.	100	12,649
Hoya Corp.	300	29,042
Ibiden Co. Ltd.	300	10,938
MINEBEA MITSUMI, Inc.	700	10,513
Murata Manufacturing Co. Ltd.	600	30,119
Nidec Corp.	300	15,633
Shimadzu Corp.	467	13,326
TDK Corp.	500	16,516
Venture Corp. Ltd.	491	6,254
		$159,469

Energy — Alternate Sources — 0.01%
Siemens Gamesa Renewable Energy SA (a)	87	1,681

Engineering & Construction — 1.59%
Acciona SA	34	6,256
ACS Actividades de Construccion y Servicios SA	527	15,102
Aena SME SA (a),(b)	69	8,664
Aeroports de Paris (a)	39	5,227
Auckland International Airport Ltd. (a)	1,521	7,542
Bouygues SA	243	7,294
CK Infrastructure Holdings Ltd.	1,000	5,234
Eiffage SA	212	20,860
Ferrovial SA	625	16,371
Infrastrutture Wireless Italiane SpA (b)	627	6,318
Keppel Corp. Ltd.	1,500	8,131
Lendlease Corp. Ltd.	1,004	5,359
Skanska AB, Class B	352	5,566
Taisei Corp.	400	12,953
Vinci SA	548	54,724
WSP Global, Inc.	78	9,050
		$194,651

Entertainment — 0.39%
Aristocrat Leisure Ltd.	408	8,478
Entain PLC	401	6,407

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
Evolution AB (b)	88	$8,563
Genting Singapore Ltd.	10,900	7,772
La Francaise des Jeux SAEM (b)	355	14,281
Lottery Corp. Ltd. (a)	586	1,787
		$47,288

Food — 5.40%
Associated British Foods PLC	341	6,497
Barry Callebaut AG	4	7,912
Carrefour SA	862	14,432
Chocoladefabriken Lindt & Spruengli AG	1	10,198
CK Hutchison Holdings Ltd.	3,000	18,007
Coles Group Ltd.	1,485	16,905
Danone SA	527	27,772
Empire Co. Ltd., Class A	614	16,171
George Weston Ltd.	175	21,712
J Sainsbury PLC	4,906	12,912
Jeronimo Martins SGPS SA	770	16,633
Kerry Group PLC, Class A	104	9,378
Kesko Oyj, Class B	495	10,926
Koninklijke Ahold Delhaize NV	866	24,881
Loblaw Cos. Ltd.	271	23,962
MEIJI Holdings Co. Ltd.	300	15,407
Metro, Inc.	435	24,086
Mowi ASA	721	12,305
Nestle SA	2,161	250,397
Nisshin Seifun Group, Inc.	1,000	12,595
Orkla ASA	1,523	11,028
Salmar ASA	145	5,695
Saputo, Inc.	279	6,907
Seven & i Holdings Co. Ltd.	600	25,876
Tesco PLC	7,692	20,849
WH Group Ltd. (b)	24,500	14,250
Woolworths Group Ltd.	1,057	24,152
		$661,845

Food Service — 0.27%
Compass Group PLC	781	18,105
Sodexo SA	161	15,421
		$33,526

Forest Products & Paper — 0.58%
Holmen AB, Class B	104	4,125
Mondi PLC	685	11,673
Oji Holdings Corp.	2,700	10,924
Smurfit Kappa Group PLC	351	12,985
Stora Enso Oyj, Class R	398	5,602
UPM-Kymmene Oyj	314	11,741
West Fraser Timber Co. Ltd.	187	13,503
		$70,553

Gas — 0.61%
AltaGas Ltd.	342	5,905
Enagas SA	668	11,101
Hong Kong & China Gas Co. Ltd.	3,250	3,090
Naturgy Energy Group SA	431	11,216
Osaka Gas Co. Ltd.	800	12,984
Snam SpA	2,991	14,494

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas (continued)
Tokyo Gas Co. Ltd.	800	$15,757
		$74,547

Hand/Machine Tools — 0.40%
Disco Corp.	100	28,764
Fuji Electric Co. Ltd.	300	11,498
Schindler Holding AG	11	2,069
Schindler Holding AG	9	1,624
Techtronic Industries Co. Ltd.	500	5,579
		$49,534

Healthcare — Products — 1.02%
Alcon, Inc.	58	3,963
Carl Zeiss Meditec AG (a)	41	5,174
Cochlear Ltd.	99	13,759
Coloplast A/S, Class B	60	7,013
Demant A/S (a)	150	4,158
DiaSorin SpA	35	4,886
EssilorLuxottica SA	31	5,615
Fisher & Paykel Healthcare Corp. Ltd.	448	6,428
Getinge AB, Class A	282	5,845
Koninklijke Philips NV	416	6,236
Lifco AB, Class B	294	4,907
Olympus Corp.	1,000	17,921
QIAGEN NV (a)	187	9,410
Sartorius Stedim Biotech	18	5,829
Siemens Healthineers AG (b)	149	7,453
Smith & Nephew PLC	169	2,267
Sonova Holding AG	29	6,878
Straumann Holding AG	65	7,423
		$125,165

Healthcare — Services — 0.61%
BioMerieux	51	5,346
Eurofins Scientific SE	176	12,634
Fresenius Medical Care AG & Co. KGaA	165	5,399
Fresenius SE & Co. KGaA	314	8,823
Lonza Group AG	25	12,251
Medibank Pvt Ltd.	5,639	11,326
Ramsay Health Care Ltd.	133	5,859
Sonic Healthcare Ltd.	645	13,161
		$74,799

Holding Companies — Diversified — 0.27%
Jardine Matheson Holdings Ltd.	383	19,495
Swire Pacific Ltd., Class A	1,500	13,202
		$32,697

Home Builders — 0.45%
Barratt Developments PLC	1,042	4,998
Daiwa House Industry Co. Ltd.	800	18,525
Iida Group Holdings Co. Ltd.	700	10,673
Open House Group Co. Ltd.	300	11,018
Persimmon PLC	314	4,620
Taylor Wimpey PLC	4,034	4,957
		$54,791

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Furnishings — 0.77%
Electrolux AB, Class B	399	$5,383
SEB SA	152	12,732
Sony Group Corp.	1,000	76,463
		$94,578

Household Products — 0.83%
Beiersdorf AG	84	9,639
Essity AB, Class B	104	2,724
L'Oreal SA	88	31,425
Unilever PLC	1,153	58,294
		$102,082

Household Products/Wares — 0.40%
Henkel AG & Co. KGaA	211	13,608
Reckitt Benckiser Group PLC	506	35,199
		$48,807

Insurance — 5.67%
Aegon NV	2,495	12,654
Ageas SA	268	11,883
AIA Group Ltd.	9,200	102,308
Allianz SE	153	32,903
Assicurazioni Generali SpA	724	12,877
Aviva PLC	1,418	7,591
AXA SA	1,939	54,080
Baloise Holding AG	84	12,964
Fairfax Financial Holdings Ltd.	30	17,771
Gjensidige Forsikring ASA	79	1,550
Great-West Lifeco, Inc.	335	7,744
Hannover Rueck SE	37	7,347
iA Financial Corp., Inc.	327	19,144
Insurance Australia Group Ltd.	2,474	8,001
Intact Financial Corp.	215	30,950
M&G PLC	2,268	5,151
Manulife Financial Corp.	2,204	39,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	111	36,121
NN Group NV	157	6,413
Phoenix Group Holdings PLC	975	7,174
Power Corp. of Canada	674	15,854
QBE Insurance Group Ltd.	2,673	24,441
Sampo Oyj, Class A	646	33,760
Sompo Holdings, Inc.	400	17,860
Sun Life Financial, Inc.	532	24,694
Suncorp Group Ltd.	2,078	17,034
Swiss Life Holding AG	33	17,017
Swiss Re AG	262	24,504
Tokio Marine Holdings, Inc.	1,400	30,162
Tryg A/S	343	8,164
Zurich Insurance Group AG	100	47,834
		$695,261

Internet — 0.65%
Adevinta ASA (a)	555	3,716
Auto Trader Group PLC (b)	1,485	9,256
CyberAgent, Inc.	1,200	10,680
MonotaRO Co. Ltd.	700	9,905
Prosus NV (a)	256	17,662
Trend Micro, Inc.	200	9,357

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
United Internet AG	470	$9,504
ZOZO, Inc.	400	9,936
		$80,016

Investment Companies — 0.12%
EXOR NV (a)	77	5,630
Groupe Bruxelles Lambert NV	25	1,996
Washington H Soul Pattinson & Co. Ltd.	89	1,676
Wendel SE	56	5,227
		$14,529

Iron & Steel — 0.86%
ArcelorMittal SA	585	15,389
BlueScope Steel Ltd.	931	10,674
Fortescue Metals Group Ltd.	2,139	29,869
JFE Holdings, Inc.	1,000	11,704
Mineral Resources Ltd.	126	6,623
Nippon Steel Corp.	1,100	19,211
voestalpine AG	448	11,884
		$105,354

Leisure Time — 0.28%
BRP, Inc.	63	4,803
Shimano, Inc.	100	15,940
Yamaha Motor Co. Ltd.	600	13,761
		$34,504

Lodging — 0.29%
Accor SA (a)	184	4,599
City Developments Ltd.	1,700	10,446
Galaxy Entertainment Group Ltd.	1,000	6,611
InterContinental Hotels Group PLC	108	6,194
Sands China Ltd. (a)	2,400	7,963
		$35,813

Machinery — Construction & Mining — 0.83%
Epiroc AB, Class A	399	7,259
Epiroc AB, Class B	367	5,896
Hitachi Construction Machinery Co. Ltd.	400	9,019
Hitachi Ltd.	700	35,688
Komatsu Ltd.	1,100	24,105
Mitsubishi Heavy Industries Ltd.	500	19,941
		$101,908

Machinery — Diversified — 1.27%
Accelleron Industries AG (a)	59	1,222
Atlas Copco AB, Class A	943	11,125
Atlas Copco AB, Class B	737	7,847
CNH Industrial NV	1,119	17,925
GEA Group AG	307	12,554
Husqvarna AB, Class B	1,576	11,043
Keyence Corp.	100	39,180
KION Group AG	197	5,645
SMC Corp.	100	42,350
Spirax-Sarco Engineering PLC	49	6,288
		$155,179

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media — 0.73%
Bollore SE	1,390	$7,767
Informa PLC	944	7,071
Pearson PLC	500	5,677
Quebecor, Inc., Class B	786	17,531
Shaw Communications, Inc., Class B	376	10,833
Thomson Reuters Corp.	23	2,624
Vivendi SE	1,478	14,103
Wolters Kluwer NV	228	23,860
		$89,466

Metal Fabrication & Hardware — 0.21%
SKF AB, Class B	375	5,720
Tenaris SA	754	13,144
VAT Group AG (a),(b)	23	6,288
		$25,152

Mining — 4.35%
Anglo American PLC	1,250	48,910
Antofagasta PLC	395	7,380
Barrick Gold Corp.	700	11,999
BHP Group Ltd.	3,890	120,851
Boliden AB	575	21,559
Cameco Corp.	255	5,780
Evolution Mining Ltd.	3,336	6,769
First Quantum Minerals Ltd.	1,095	22,879
Franco-Nevada Corp.	100	13,632
Glencore PLC (a)	8,932	59,650
Lundin Mining Corp.	1,705	10,464
Norsk Hydro ASA	2,742	20,521
Northern Star Resources Ltd.	1,064	7,904
Rio Tinto Ltd.	440	34,873
Rio Tinto PLC	994	69,674
South32 Ltd.	7,619	20,750
Sumitomo Metal Mining Co. Ltd.	400	14,237
Teck Resources Ltd., Class B	711	26,870
Wheaton Precious Metals Corp.	222	8,673
		$533,375

Miscellaneous Manufacturers — 0.51%
Indutrade AB	266	5,381
Knorr-Bremse AG	102	5,573
Orica Ltd.	675	6,921
Siemens AG (a)	218	30,253
Smiths Group PLC	741	14,320
		$62,448

Office & Business Equipment — 0.25%
FUJIFILM Holdings Corp.	400	20,192
Seiko Epson Corp.	700	10,273
		$30,465

Oil & Gas — 6.89%
Aker BP ASA	560	17,383
Ampol Ltd.	768	14,787
ARC Resources Ltd.	1,300	17,522
BP PLC	14,785	84,885
Canadian Natural Resources Ltd.	1,006	55,865

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Cenovus Energy, Inc.	1,637	$31,761
DCC PLC	117	5,771
ENEOS Holdings, Inc.	4,600	15,703
Eni SpA	1,844	26,225
Equinor ASA	1,015	36,448
Galp Energia SGPS SA	1,013	13,674
Idemitsu Kosan Co. Ltd.	500	11,696
Imperial Oil Ltd.	413	20,116
Inpex Corp.	1,500	15,956
Neste Oyj	183	8,427
OMV AG	267	13,747
Parkland Corp.	579	12,705
Repsol SA	1,959	31,141
Santos Ltd.	4,420	21,487
Shell PLC	5,691	160,032
Suncor Energy, Inc.	1,387	43,997
TotalEnergies SE	1,899	119,223
Tourmaline Oil Corp.	411	20,738
Woodside Energy Group Ltd.	1,847	44,567
		$843,856

Packaging & Containers — 0.11%
CCL Industries, Inc., Class B	269	11,491
SIG Group AG (a)	76	1,660
		$13,151

Pharmaceuticals — 8.73%
Amplifon SpA	176	5,241
Astellas Pharma, Inc.	200	3,058
AstraZeneca PLC	1,194	161,930
Bausch Health Cos., Inc. (a)	700	4,394
Bayer AG	906	46,867
Chugai Pharmaceutical Co. Ltd.	800	20,530
Daiichi Sankyo Co. Ltd.	1,300	42,099
GSK PLC	3,964	68,894
Hikma Pharmaceuticals PLC	612	11,483
Ipsen SA	139	14,954
Merck KGaA	53	10,263
Novartis AG	1,828	165,255
Novo Nordisk A/S, Class B	1,276	172,293
Ono Pharmaceutical Co. Ltd.	600	14,095
Orion Oyj, Class B	152	8,337
Recordati Industria Chimica e Farmaceutica SpA	160	6,637
Roche Holding AG	36	13,954
Roche Holding AG	542	170,282
Sanofi	739	71,069
Takeda Pharmaceutical Co. Ltd.	1,200	37,589
Teva Pharmaceutical Industries Ltd., ADR (a)	1,394	12,713
UCB SA	107	8,425
		$1,070,362

Pipelines — 0.75%
APA Group	1,912	14,007
Enbridge, Inc.	738	28,844
Keyera Corp.	256	5,595
Pembina Pipeline Corp.	781	26,510

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pipelines (continued)
TC Energy Corp.	415	$16,545
		$91,501

Private Equity — 0.31%
3i Group PLC	512	8,304
Brookfield Corp.	131	4,120
Capitaland Investment Ltd.	2,800	7,735
EQT AB	231	4,883
Eurazeo SE	181	11,257
Onex Corp.	29	1,398
		$37,697

Real Estate — 1.58%
Aroundtown SA	1,554	3,631
Azrieli Group Ltd.	116	7,709
CK Asset Holdings Ltd.	2,500	15,390
Daito Trust Construction Co. Ltd.	100	10,317
ESR Group Ltd. (b)	2,800	5,876
Fastighets AB Balder, Classs B (a)	1,711	7,956
FirstService Corp.	52	6,368
Hang Lung Properties Ltd.	1,000	1,955
Henderson Land Development Co. Ltd.	2,000	6,982
Hongkong Land Holdings Ltd.	1,416	6,514
Hulic Co. Ltd.	1,300	10,302
LEG Immobilien SE	75	4,886
New World Development Co. Ltd.	2,000	5,637
REA Group Ltd.	57	4,300
Sagax AB, Class B	228	5,167
Sekisui House Ltd.	900	16,002
Sino Land Co. Ltd.	8,000	10,003
Sun Hung Kai Properties Ltd.	1,000	13,683
Swire Properties Ltd.	4,200	10,676
Swiss Prime Site AG (a)	85	7,368
UOL Group Ltd.	2,800	14,048
Vonovia SE	321	7,566
Wharf Real Estate Investment Co. Ltd.	2,000	11,659
		$193,995

REITs — 1.48%
British Land Co. PLC	1,956	9,343
Canadian Apartment Properties REIT	60	1,891
CapitaLand Ascendas REIT	6,300	12,888
CapitaLand Integrated Commercial Trust	5,217	7,946
Covivio	74	4,392
Dexus	1,174	6,195
Gecina SA	49	4,991
Goodman Group	700	8,274
GPT Group	1,864	5,330
Klepierre SA (a)	692	15,948
Land Securities Group PLC	2,092	15,716
Link REIT	2,200	16,150
Mapletree Logistics Trust	5,300	6,292
Mapletree Pan Asia Commercial Trust	8,100	10,099
Mirvac Group	4,629	6,713
RioCan Real Estate Investment Trust	381	5,946
Scentre Group	4,429	8,685
Segro PLC	648	5,982
Stockland	5,425	13,408

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Vicinity Ltd.	7,943	$10,816
Warehouses De Pauw CVA	154	4,401
		$181,406

Retail — 2.27%
Alimentation Couche-Tard, Inc.	648	28,476
Canadian Tire Corp. Ltd., Class A	111	11,600
Cie Financiere Richemont SA, Class A	316	40,976
Dollarama, Inc.	297	17,370
Domino's Pizza Enterprises Ltd.	103	4,646
H & M Hennes & Mauritz AB, Class B	557	5,991
Industria de Diseno Textil SA (a)	437	11,625
JD Sports Fashion PLC	6,277	9,573
Kingfisher PLC	3,489	9,959
McDonald's Holdings Co. Japan Ltd.	300	11,418
Moncler SpA	128	6,782
Next PLC	187	13,126
Nitori Holdings Co. Ltd.	100	12,991
Pan Pacific International Holdings Corp.	700	13,084
Pandora A/S	92	6,464
Reece Ltd.	426	4,104
Restaurant Brands International, Inc.	302	19,532
Swatch Group AG	46	13,084
Swatch Group AG	207	10,755
USS Co. Ltd.	700	11,174
Welcia Holdings Co. Ltd.	500	11,715
Wesfarmers Ltd.	129	4,032
		$278,477

Semiconductors — 2.32%
Advantest Corp.	300	19,385
ASM International NV	25	6,307
ASML Holding NV	312	168,259
Infineon Technologies AG (a)	453	13,786
Renesas Electronics Corp. (a)	1,800	16,232
STMicroelectronics NV	263	9,289
SUMCO Corp.	800	10,710
Tokyo Electron Ltd.	100	29,625
Tower Semiconductor Ltd. (a)	258	11,259
		$284,852

Shipbuilding — 0.10%
Kongsberg Gruppen ASA	275	11,666

Software — 1.06%
Constellation Software, Inc.	9	14,051
Dassault Systemes SE	256	9,179
Koei Tecmo Holdings Co. Ltd.	500	9,113
Konami Group Corp.	200	9,098
Nemetschek SE	86	4,390
Open Text Corp.	400	11,852
Oracle Corp. Japan	200	12,984
Sage Group PLC	947	8,536
SAP SE	98	10,112
Square Enix Holdings Co. Ltd.	300	14,013
Temenos AG	62	3,402
TIS, Inc.	500	13,258

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
WiseTech Global Ltd.	271	$9,364
		$129,352

Telecommunications — 4.03%
BCE, Inc.	221	9,710
Bezeq The Israeli Telecommunication Corp. Ltd.	8,700	15,011
BT Group PLC	9,918	13,435
Deutsche Telekom AG (a)	3,183	63,504
Elisa Oyj	143	7,571
Hikari Tsushin, Inc.	100	14,188
HKT Trust & HKT Ltd.	9,000	11,035
KDDI Corp.	1,200	36,410
Koninklijke KPN NV	4,563	14,116
Nice Ltd. (a)	33	6,384
Nippon Telegraph & Telephone Corp.	1,200	34,398
Nokia Oyj	4,258	19,722
Orange SA	1,917	19,045
Proximus SADP	458	4,411
Rogers Communications, Inc., Class B	217	10,156
Singapore Telecommunications Ltd.	5,400	10,361
SoftBank Corp.	3,000	34,014
SoftBank Group Corp.	900	38,705
Spark New Zealand Ltd.	2,268	7,776
Swisscom AG	31	16,984
Tele2 AB, Class B	658	5,366
Telecom Italia SpA (a)	23,997	5,556
Telefonaktiebolaget LM Ericsson, Class B	1,238	7,225
Telefonica Deutschland Holding AG	4,146	10,221
Telefonica SA (a)	5,019	18,186
Telenor ASA	673	6,293
Telia Co. AB	4,247	10,851
Telstra Group Ltd.	3,289	8,935
TELUS Corp.	627	12,100
Vodafone Group PLC	21,411	21,805
		$493,474

Toys, Games & Hobbies — 0.43%
Bandai Namco Holdings, Inc.	300	19,005
Nintendo Co. Ltd.	800	33,721
		$52,726

Transportation — 2.41%
AP Moller - Maersk A/S, Class B	6	13,491
AP Moller - Maersk A/S, Class A	6	13,275
Aurizon Holdings Ltd.	4,808	12,210
Canadian National Railway Co.	389	46,209
Canadian Pacific Railway Ltd.	613	45,703
Deutsche Post AG	695	26,173
DSV A/S	147	23,203
Getlink SE	430	6,893
Kuehne + Nagel International AG	58	13,499
Mitsui OSK Lines Ltd.	600	15,041
MTR Corp. Ltd.	1,500	7,946
Nippon Yusen KK	700	16,588
Poste Italiane SpA (b)	597	5,832
SG Holdings Co. Ltd.	700	9,761
SITC International Holdings Co. Ltd.	4,000	8,896
TFI International, Inc.	119	11,918

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation (continued)
Yamato Holdings Co. Ltd.	700	$11,132
ZIM Integrated Shipping Services Ltd.	436	7,495
		$295,265

Water — 0.15%
Severn Trent PLC	60	1,923
United Utilities Group PLC	652	7,814
Veolia Environnement SA	331	8,504
		$18,241
TOTAL COMMON STOCKS		$12,115,748
PREFERRED STOCKS — 0.41%	Shares Held	Value
Auto Manufacturers — 0.22%
Bayerische Motoren Werke AG
8.79%	215	$18,308
Volkswagen AG
5.95%	71	8,848
		$27,156

Electronics — 0.05%
Sartorius AG
0.36%	15	5,932
Household Products/Wares — 0.14%
Henkel AG & Co. KGaA
3.04% 08/07/2022	243	16,913
TOTAL PREFERRED STOCKS		$50,001
INVESTMENT COMPANIES — 0.54%	Shares Held	Value
Money Market Fund — 0.54%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (c)	66,004	$66,004
TOTAL INVESTMENT COMPANIES		$66,004
Total Investments		$12,231,753
Other Assets and Liabilities — 0.18%		22,594
Total Net Assets — 100.00%		$12,254,347

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $171,156 or 1.40% of net assets.
(c) Current yield shown is as of period end.

See accompanying notes.	71

Schedule of Investments

Principal International Adaptive Multi-Factor ETF

December 31, 2022 (unaudited)

Portfolio Summary (unaudited)

Location	Percent
Japan	19.51%
United Kingdom	13.40%
Canada	11.88%
France	9.18%
Switzerland	8.94%
Australia	7.12%
Germany	5.75%
Netherlands	3.69%
Hong Kong	3.33%
Denmark	2.31%
Spain	2.24%
Sweden	2.04%
Singapore	1.82%
Italy	1.42%
Israel	1.35%
Norway	1.27%
Finland	1.03%
Belgium	0.77%
United States	0.64%
Ireland	0.59%
Luxembourg	0.37%
Austria	0.35%
Portugal	0.32%
New Zealand	0.28%
Jordan	0.09%
Mongolia	0.07%
Chile	0.06%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS — 98.64%	Amount	Value

Aerospace & Defense — 3.39%
Boeing Co.
3.25%, 02/01/2028	$195,000	$177,086
5.71%, 05/01/2040	163,000	155,430
Lockheed Martin Corp.
5.70%, 11/15/2054	80,000	83,821
Raytheon Technologies Corp.
4.13%, 11/16/2028	323,000	309,146
		$725,483

Airlines — 8.94%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (a)	563,262	529,451
Southwest Airlines Co.
5.25%, 05/04/2025	592,000	594,201
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030	978,468	790,025
		$1,913,677

Banks — 24.33%
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%, 06/14/2029 (b)	379,000	318,926
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%, 09/21/2036 (b)	336,000	246,879
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%, 10/24/2051 (b)	181,000	110,960
(6-month Secured Overnight Financing Rate + 1.99%),
6.20%, 11/10/2028 (b)	193,000	199,267
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.94%),
3.79%, 03/17/2033 (b)	349,000	298,497
(6-month Secured Overnight Financing Rate + 1.55%),
5.61%, 09/29/2026 (b)	356,000	357,523
(6-month Secured Overnight Financing Rate + 2.33%),
6.27%, 11/17/2033	54,000	55,709
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%, 02/11/2027 (a),(b),(c),(d)	233,000	151,609
Deutsche Bank AG
(6-month U.S. International Swaps and Derivative Association + 2.55%),
4.88%, 12/01/2032 (b)	320,000	267,462
First Republic Bank
4.63%, 02/13/2047	292,000	226,592
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate + 1.41%),
3.10%, 02/24/2033 (b)	454,000	368,639
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 0.70%),
1.04%, 02/04/2027 (b)	457,000	397,530
(6-month Secured Overnight Financing Rate + 2.08%),
4.91%, 07/25/2033 (b)	205,000	195,186
Morgan Stanley
(6-month Secured Overnight Financing Rate + 1.43%),
2.80%, 01/25/2052 (b)	293,000	180,399
(3-month USD LIBOR + 1.34%),
3.59%, 07/22/2028 (b)	164,000	150,429
5.00%, 11/24/2025	143,000	142,569

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	$486,000	$369,982
Truist Financial Corp.
(6-month Secured Overnight Financing Rate + 1.63%),
5.90%, 10/28/2026 (b)	105,000	107,342
UBS Group AG
(1-year Treasury Constant Maturity Rate + 1.75%),
4.75%, 05/12/2028 (a),(b)	361,000	345,468
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	498,000	439,529
Westpac Banking Corp.
(1-year Treasury Constant Maturity Rate + 2.68%),
5.41%, 08/10/2033 (b)	296,000	276,381
		$5,206,878

Beverages — 2.00%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	249,000	222,584
4.90%, 01/23/2031	206,000	206,092
		$428,676

Biotechnology — 0.49%
CSL Finance PLC
4.75%, 04/27/2052 (a)	118,000	105,698

Commercial Services — 1.10%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)	287,000	234,390

Computers — 0.79%
Apple, Inc.
3.95%, 08/08/2052	198,000	168,240

Diversified Financial Services — 3.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	159,000	133,206
3.85%, 10/29/2041	158,790	112,261
Ally Financial, Inc.
8.00%, 11/01/2031	208,000	214,728
Aviation Capital Group LLC
1.95%, 01/30/2026 (a)	258,000	224,609
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)	342	199
		$685,003

Electric — 9.64%
Commonwealth Edison Co.
4.00%, 03/01/2049	211,000	170,661
FirstEnergy Corp.
5.35%, 07/15/2047	118,000	105,349
Florida Power & Light Co.
3.95%, 03/01/2048	118,000	97,384
Monongahela Power Co.
3.55%, 05/15/2027 (a)	134,000	125,914
NRG Energy, Inc.
2.00%, 12/02/2025 (a)	162,000	144,496

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
1.70%, 11/15/2023		$254,000	$245,826
2.95%, 03/01/2026 (e)		319,000	292,364
Southern Co.
(3-month USD LIBOR + 3.63%),
8.40%, 03/15/2057		479,000	479,000
WEC Energy Group, Inc.
1.38%, 10/15/2027		331,000	280,758
5.00%, 09/27/2025		121,000	120,969
			$2,062,721

Entertainment — 0.85%
Warnermedia Holdings, Inc.
5.39%, 03/15/2062 (a)		248,000	181,043

Environmental Control — 1.01%
Waste Connections, Inc.
4.20%, 01/15/2033		232,000	215,469

Food — 2.74%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052 (a)		185,000	130,781
Kraft Heinz Foods Co.
4.88%, 10/01/2049		169,000	146,699
Mars, Inc.
2.38%, 07/16/2040 (a)		146,000	98,911
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (a)		267,000	208,927
Sysco Corp.
3.15%, 12/14/2051		736	484
			$585,802

Gas — 1.72%
NiSource, Inc.
0.95%, 08/15/2025		408,000	367,810

Healthcare — Products — 1.34%
Boston Scientific Corp.
2.65%, 06/01/2030		335,000	286,153

Healthcare — Services — 2.32%
Centene Corp.
2.45%, 07/15/2028		366,000	308,922
UnitedHealth Group, Inc.
2.75%, 05/15/2040		172,000	124,784
5.88%, 02/15/2053		59,000	63,706
			$497,412

Insurance — 5.39%
Arthur J Gallagher & Co.
2.40%, 11/09/2031		223,000	174,922
Chubb INA Holdings, Inc.
3.35%, 05/03/2026		171,000	163,691
Corebridge Financial, Inc.
4.40%, 04/05/2052 (a)		118,000	93,525

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Insurance (continued)
Enstar Group Ltd.
3.10%, 09/01/2031		$86,000	$62,800
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052		152,000	94,877
Markel Corp.
4.30%, 11/01/2047		149,000	116,439
MetLife, Inc.
5.00%, 07/15/2052		77,000	73,300
New York Life Insurance Co.
3.75%, 05/15/2050 (a)		134,000	102,465
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00%, 04/02/2049 (a),(b)		200,000	184,148
XLIT Ltd.
5.50%, 03/31/2045		92,000	86,917
			$1,153,084

Internet — 2.12%
Amazon.com, Inc.
4.55%, 12/01/2027		349,000	347,843
Meta Platforms, Inc.
4.45%, 08/15/2052		134,000	106,483
			$454,326

Media — 2.13%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30%, 02/01/2032		215,000	158,358
Comcast Corp.
3.97%, 11/01/2047		193,000	154,183
Paramount Global
5.25%, 04/01/2044		187,000	143,674
			$456,215

Mining — 1.56%
Yamana Gold, Inc.
2.63%, 08/15/2031		448,000	334,532

Pharmaceuticals — 6.67%
AbbVie, Inc.
3.20%, 11/21/2029		174,000	156,857
4.05%, 11/21/2039		250,000	213,987
Bayer U.S. Finance II LLC
4.63%, 06/25/2038 (a)		279,000	242,748
Becton Dickinson and Co.
3.70%, 06/06/2027		439,000	414,779
Bristol-Myers Squibb Co.
4.13%, 06/15/2039		118,000	104,992
Zoetis, Inc.
3.90%, 08/20/2028		309,000	293,514
			$1,426,877

Pipelines — 2.11%
Energy Transfer LP
3.75%, 05/15/2030		219,000	193,089
5.15%, 03/15/2045		140,000	115,876

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027		$145,000	$142,176
			$451,141

Private Equity — 0.49%
KKR Group Finance Co. X LLC
3.25%, 12/15/2051 (a)		164,000	103,806

REITs — 2.42%
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		237,000	175,142
Kimco Realty Corp.
3.20%, 04/01/2032		237,000	196,038
Realty Income Corp.
3.10%, 12/15/2029		70	61
Spirit Realty LP
3.20%, 02/15/2031		183,000	146,104
			$517,345

Semiconductors — 0.67%
Broadcom, Inc.
4.11%, 09/15/2028		154,000	143,219

Software — 4.31%
Fiserv, Inc.
4.40%, 07/01/2049		147,000	119,260
Oracle Corp.
2.80%, 04/01/2027		118,000	107,379
4.00%, 07/15/2046		118,000	85,991
6.15%, 11/09/2029		66,000	68,506
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		195,000	172,601
VMware, Inc.
4.65%, 05/15/2027		381,000	368,775
			$922,512

Telecommunications — 6.08%
AT&T, Inc.
3.50%, 09/15/2053		407,000	274,699
T-Mobile USA, Inc.
3.38%, 04/15/2029		572,000	503,800
Verizon Communications, Inc.
2.36%, 03/15/2032		660,000	523,183
			$1,301,682

Water — 0.83%
Essential Utilities, Inc.
2.40%, 05/01/2031		223,000	177,164
TOTAL BONDS			$21,106,358
INVESTMENT COMPANIES — 1.69%		Shares Held	Value

Money Market Funds — 1.69%
Principal Government Money Market Fund — Class R-6 4.15% (f),(g),(h)		94,750	$94,750

See accompanying notes.	77

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2022 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value

Money Market Funds (continued)
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (h)	267,244	$267,244
TOTAL INVESTMENT COMPANIES		$361,994
Total Investments		$21,468,352
Other Assets and Liabilities — (0.33)%		(71,459)

Total Net Assets — 100.00%		$21,396,893

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,578,170 or 16.72% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $151,609 or 0.71% of net assets.
(e)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $92,731 or
0.43% of net assets.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(g)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $94,750 or 0.44% of net assets.
(h) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	35.83%
Consumer, Non-cyclical	16.66%
Utilities	12.19%
Communications	10.34%
Consumer, Cyclical	9.79%
Technology	5.76%
Industrial	4.40%
Energy	2.11%
Money Market Funds	1.69%
Basic Materials	1.56%
Other Assets and Liabilities	(0.33)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	78

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	December 31, 2022 (unaudited)

	June 30, 2022	Purchases		Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds		Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$228,148		$133,398	$94,750
Principal Government Money
Market Fund — Institutional Class
4.09%	1,398,980	3,608,665		5,007,645	—
	$1,398,980	$3,836,813		$5,141,043	$94,750

			Realized Gain
		Realized		from	Change in
		Gain/(Loss) on	Capital Gain		Unrealized
	Income (a)	Investments	Distributions		Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—		$—	$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—		—	—
	$—	$—		$—	$—

(a) Amount excludes earnings from securities lending collateral.

	Futures Contracts
					Value and Unrealized
				Notional	Appreciation/
Description and Expiration Date	Type	Contracts		Amount	(Depreciation)
U.S. 10 Year CBT; March 2023	Short		2	$225,183	$590
U.S. 10 Year Ultra; March 2023	Short		3	362,205	7,360
U.S. 5 Year CBT; March 2023	Short		3	324,252	463
U.S. Long Bond CBT; March 2023	Long		2	260,317	(9,629)
U.S. Ultra Bond CBT; March 2023	Long		6	800,919	4,956
Total					$3,740

See accompanying notes.		79

	Schedule of Investments
	Principal Millennial Global Growth ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 99.59%	Shares Held	Value

Apparel — 5.71%
adidas AG	562	$76,679
Carter's, Inc.	641	47,825
Columbia Sportswear Co.	652	57,102
Fila Holdings Corp.	2,452	64,475
Gildan Activewear, Inc.	1,660	45,460
Kering SA	210	106,890
Levi Strauss & Co., Class A	2,978	46,219
LVMH Moet Hennessy Louis Vuitton SE	185	134,643
NIKE, Inc., Class B	903	105,660
PVH Corp.	767	54,143
Ralph Lauren Corp.	519	54,843
SMCP SA (a),(b)	8,386	58,259
Torrid Holdings, Inc. (a)	9,712	28,747
Urban Outfitters, Inc. (a)	21,736	518,404
VF Corp.	2,132	58,864
		$1,458,213

Beverages — 1.98%
Brown-Forman Corp., Class B	1,837	120,654
Constellation Brands, Inc., Class A	537	124,450
Fevertree Drinks PLC	2,730	34,028
Monster Beverage Corp. (a)	1,544	156,762
Treasury Wine Estates Ltd.	7,408	68,645
		$504,539

Building Materials — 0.05%
Masterbrand, Inc. (a)	1,652	12,473

Commercial Services — 2.41%
Aaron's Co., Inc.	2,930	35,014
Adyen NV (a),(b)	264	364,100
Global Payments, Inc.	892	88,593
GMO Payment Gateway, Inc.	600	49,924
Nuvei Corp. (a),(b)	854	21,700
Paysafe Ltd. (a)	1,584	22,002
PROG Holdings, Inc. (a)	2,044	34,523
		$615,856

Computers — 0.36%
Apple, Inc.	703	91,341

Construction Materials — 1.00%
Fortune Brands Innovations, Inc.	1,652	94,346
Masco Corp.	2,413	112,615
Mohawk Industries, Inc. (a)	474	48,452
		$255,413

Diversified Financial Services — 7.07%
Coinbase Global, Inc., Class A (a)	3,802	134,553
Discover Financial Services	6,604	646,069
Futu Holdings Ltd., ADR (a)	12,230	497,150
LexinFintech Holdings Ltd., ADR (a)	150,808	286,535
Lufax Holding Ltd., ADR	70,798	137,348
Rocket Cos., Inc., Class A	5,292	37,044
XP, Inc., Class A (a)	4,429	67,941
		$1,806,640

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 6.67%
CTS Eventim AG & Co. KGaA (a)	5,771	$368,183
DraftKings, Inc., Class A (a)	3,025	34,455
HYBE Co. Ltd. (a)	2,332	319,970
Universal Music Group NV	19,723	475,242
Warner Music Group Corp., Class A	14,420	504,988
		$1,702,838

Food — 2.75%
Albertsons Cos., Inc., Class A	3,690	76,531
Kroger Co.	12,685	565,497
Sprouts Farmers Market, Inc. (a)	1,842	59,625
		$701,653

Home Builders — 0.82%
DR Horton, Inc.	1,640	146,189
Toll Brothers, Inc.	1,252	62,500
		$208,689

Home Furnishings — 2.19%
Arhaus, Inc. (a)	6,915	67,421
Sleep Number Corp. (a)	1,161	30,163
Sony Group Corp.	5,100	389,961
Tempur Sealy International, Inc.	2,107	72,333
		$559,878

Internet — 30.14%
AfreecaTV Co. Ltd.	4,876	274,166
Alphabet, Inc., Class C (a)	5,211	462,372
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR (a),(c)	28,376	18,728
eBay, Inc.	2,142	88,829
Expedia Group, Inc. (a)	2,458	215,321
Farfetch Ltd., Class A (a)	4,262	20,159
Hello Group, Inc., ADR	68,896	618,686
iQIYI, Inc., ADR (a)	86,999	461,095
JD.com, Inc., ADR	2,391	134,207
JOYY, Inc., ADR	16,263	513,748
Kakao Corp.	1,537	64,543
Kuaishou Technology (a),(b)	55,700	507,016
Lulu's Fashion Lounge Holdings, Inc. (a)	8,681	21,789
Match Group, Inc. (a)	4,422	183,469
Meta Platforms, Inc., Class A (a)	555	66,789
Naspers Ltd., Class N	4,662	774,932
Netflix, Inc. (a)	1,943	572,952
Pinterest, Inc., Class A (a)	4,964	120,526
RealReal, Inc. (a)	8,107	10,134
Revolve Group, Inc. (a)	10,080	224,381
Rightmove PLC	7,731	47,797
Shutterstock, Inc.	634	33,424
Snap, Inc., Class A (a)	13,323	119,241
Temple & Webster Group Ltd. (a),(c)	12,822	40,245
Tencent Holdings Ltd.	2,800	119,814
Tencent Music Entertainment Group, ADR (a)	122,655	1,015,583
THG PLC (a),(c)	53,179	28,224
Trip.com Group Ltd., ADR (a)	22,965	789,996
Vipshop Holdings Ltd., ADR (a)	7,156	97,608
Weibo Corp., ADR (a)	2,627	50,228
		$7,696,002

See accompanying notes.

	Schedule of Investments
	Principal Millennial Global Growth ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Leisure Time — 2.08%
Camping World Holdings, Inc., Class A		19,528	$435,865
Shimano, Inc.		600	95,642
			$531,507

Media — 4.26%
Comcast Corp., Class A		2,624	91,761
Fox Corp., Class B		3,360	95,592
Paramount Global, Class B		12,727	214,832
Sirius XM Holdings, Inc.		18,577	108,490
Vivendi SE		60,457	576,880
			$1,087,555

Real Estate — 0.39%
REA Group Ltd.		1,322	99,729

REITs — 3.14%
EastGroup Properties, Inc.		599	88,688
Equity Residential		1,354	79,886
Prologis, Inc.		759	85,562
Rexford Industrial Realty, Inc.		1,633	89,227
Segro PLC		44,957	415,022
Warehouses De Pauw CVA		1,480	42,300
			$800,685

Retail — 16.70%
Academy Sports & Outdoors, Inc.		1,448	76,078
American Eagle Outfitters, Inc. (a)		3,502	48,888
ANTA Sports Products Ltd.		10,600	138,926
Bath & Body Works, Inc.		2,547	107,331
Bed Bath & Beyond, Inc. (a),(c)		15,916	39,949
Dick's Sporting Goods, Inc.		570	68,565
Foot Locker, Inc.		1,985	75,013
Frasers Group PLC (a)		7,717	66,239
Goldwin, Inc.		1,200	87,321
H & M Hennes & Mauritz AB, Class B (c)		9,944	106,960
Hibbett, Inc.		1,289	87,936
Home Depot, Inc.		2,431	767,856
Industria de Diseno Textil SA		36,188	962,625
Kingfisher PLC		19,158	54,683
Li Ning Co. Ltd.		15,771	136,890
Lowe's Cos., Inc.		611	121,736
Lululemon Athletica, Inc. (a)		338	108,288
Next PLC		1,679	117,852
Pandora A/S		1,371	96,330
Petco Health & Wellness Co., Inc. (a)		3,006	28,497
Qurate Retail, Inc., Series A (a)		12,364	20,153
Ryohin Keikaku Co. Ltd.		5,330	63,599
Signet Jewelers Ltd.		8,216	558,688
Starbucks Corp.		1,342	133,126
Truworths International Ltd.		16,133	52,222
Victoria's Secret & Co. (a)		1,145	40,968
Williams-Sonoma, Inc.		842	96,763
			$4,263,482

Semiconductors — 0.26%
NVIDIA Corp.		456	66,640

See accompanying notes.

	Schedule of Investments
Principal Millennial Global Growth ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software — 5.80%
Bilibili, Inc., ADR (a)		15,443	$365,845
DouYu International Holdings Ltd., ADR (a)		189,748	265,647
Fidelity National Information Services, Inc.		1,224	83,048
Fiserv, Inc. (a)		1,205	121,789
HUYA, Inc., ADR (a)		88,319	348,860
Kakao Games Corp. (a)		985	34,781
Microsoft Corp.		400	95,928
NetEase, Inc., ADR		1,504	109,236
XD, Inc. (a)		20,600	57,006
			$1,482,140

Telecommunications — 2.94%
AT&T, Inc.		40,781	750,778

Toys, Games & Hobbies — 1.34%
Funko, Inc., Class A (a)		31,472	343,359

Transportation — 1.53%
Deutsche Post AG		2,772	104,389
FedEx Corp.		532	92,143
RXO, Inc. (a)		807	13,880
United Parcel Service, Inc., Class B		575	99,958
XPO, Inc. (a)		807	26,865
Yamato Holdings Co. Ltd.		3,400	54,067
			$391,302
TOTAL COMMON STOCKS			$25,430,712
INVESTMENT COMPANIES — 0.96%		Shares Held	Value

Money Market Funds — 0.96%
Principal Government Money Market Fund — Class R-6 4.15% (d),(e),(f)		181,795	$181,795
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (f)		64,026	64,026
TOTAL INVESTMENT COMPANIES			$245,821
Total Investments			$25,676,533
Other Assets and Liabilities — (0.55)%			(139,468)

Total Net Assets — 100.00%			$25,537,065

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $951,075 or 3.72% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $166,491 or
0.65% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $181,795 or 0.71% of net assets.
(f) Current yield shown is as of period end.

See accompanying notes.	83

	Schedule of Investments
	Principal Millennial Global Growth ETF
	December 31, 2022 (unaudited)

Portfolio Summary (unaudited)
Location		Percent
United States		46.79%
China		22.09%
Spain		3.77%
France		3.43%
Netherlands		3.29%
South Africa		3.24%
United Kingdom		3.16%
Republic Of Korea		2.97%
Japan		2.90%
Germany		2.15%
Singapore		2.01%
Hong Kong		1.95%
Australia		0.82%
Canada		0.69%
Sweden		0.42%
Denmark		0.38%
Brazil		0.26%
Belgium		0.16%
Turkey		0.07%
Other Assets and Liabilities		(0.55)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$1,538,875	$1,357,080	$181,795
Principal Government Money
Market Fund — Institutional Class
4.09%	988,500	8,567,796	9,556,296	—
	$988,500	$10,106,671	$10,913,376	$181,795

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2022 (unaudited)

COMMON STOCKS — 99.77%	Shares Held	Value
Advertising — 1.29%
Interpublic Group of Cos., Inc.	10,632	$354,152
Aerospace & Defense — 1.58%
Lockheed Martin Corp.	888	432,003
Apparel — 2.85%
NIKE, Inc., Class B	3,625	424,161
Tapestry, Inc.	9,345	355,858
		$780,019

Auto Manufacturers — 0.14%
Tesla, Inc. (a)	308	37,939
Banks — 4.77%
Bank of America Corp.	14,705	487,030
JPMorgan Chase & Co.	4,863	652,128
SVB Financial Group (a)	728	167,542
		$1,306,700

Biotechnology — 3.46%
Gilead Sciences, Inc.	5,917	507,974
Regeneron Pharmaceuticals, Inc. (a)	610	440,109
		$948,083

Commercial Services — 4.03%
Gartner, Inc. (a)	1,271	427,234
Moody's Corp.	1,224	341,031
PayPal Holdings, Inc. (a)	4,703	334,947
		$1,103,212

Computers — 5.55%
Apple, Inc.	9,528	1,237,973
Fortinet, Inc. (a)	5,747	280,971
		$1,518,944

Diversified Financial Services — 5.61%
Ameriprise Financial, Inc.	1,276	397,308
Mastercard, Inc., Class A	1,585	551,152
Visa, Inc., Class A	2,823	586,507
		$1,534,967

Electrical Components & Equipment — 1.41%
AMETEK, Inc.	2,772	387,304
Electronics — 6.48%
Agilent Technologies, Inc.	2,718	406,749
Allegion PLC	2,860	301,044
Amphenol Corp., Class A	4,901	373,162
Mettler-Toledo International, Inc. (a)	267	385,935
TE Connectivity Ltd.	2,679	307,549
		$1,774,439

Food — 2.95%
General Mills, Inc.	4,851	406,756
Mondelez International, Inc., Class A	6,023	401,433
		$808,189

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Healthcare — Products — 9.12%
Abbott Laboratories		4,142	$454,750
Bio-Techne Corp.		3,696	306,324
IDEXX Laboratories, Inc. (a)		930	379,403
Teleflex, Inc.		1,152	287,574
Thermo Fisher Scientific, Inc.		885	487,361
Waters Corp. (a)		953	326,479
West Pharmaceutical Services, Inc.		1,084	255,119
			$2,497,010

Healthcare — Services — 7.52%
Charles River Laboratories International, Inc. (a)		1,403	305,714
IQVIA Holdings, Inc. (a)		1,590	325,775
Laboratory Corp. of America Holdings		1,402	330,143
Quest Diagnostics, Inc.		2,371	370,919
UnitedHealth Group, Inc.		1,370	726,347
			$2,058,898

Insurance — 1.33%
Berkshire Hathaway, Inc., Class B (a)		108	33,361
Prudential Financial, Inc.		3,339	332,097
			$365,458

Internet — 2.89%
Alphabet, Inc., Class A (a)		1,258	110,993
Alphabet, Inc., Class C (a)		4,450	394,849
Amazon.com, Inc. (a)		3,394	285,096
			$790,938

Machinery — Diversified — 1.39%
IDEX Corp.		1,673	381,996
Media — 2.63%
Comcast Corp., Class A		10,802	377,746
FactSet Research Systems, Inc.		853	342,232
			$719,978

Oil & Gas Services — 1.46%
Schlumberger Ltd.		7,453	398,437
Pharmaceuticals — 11.13%
AbbVie, Inc.		3,504	566,281
Bristol-Myers Squibb Co.		5,726	411,986
Eli Lilly & Co.		1,645	601,807
Merck & Co., Inc.		5,447	604,345
Pfizer, Inc.		10,478	536,893
Zoetis, Inc.		2,228	326,513
			$3,047,825

REITs — 1.01%
Weyerhaeuser Co.		8,937	277,047
Retail — 6.05%
Chipotle Mexican Grill, Inc. (a)		249	345,485
McDonald's Corp.		1,855	488,848
O'Reilly Automotive, Inc. (a)		545	459,996
Yum! Brands, Inc.		2,837	363,363
			$1,657,692

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Semiconductors — 4.72%
Applied Materials, Inc.		3,636	$354,074
Lam Research Corp.		740	311,022
QUALCOMM, Inc.		3,145	345,761
Teradyne, Inc.		3,210	280,393
			$1,291,250

Software — 7.58%
Microsoft Corp.		7,189	1,724,066
Synopsys, Inc. (a)		1,099	350,900
			$2,074,966

Telecommunications — 1.78%
Cisco Systems, Inc.		10,248	488,215
Transportation — 1.04%
FedEx Corp.		1,640	284,048
TOTAL COMMON STOCKS			$27,319,709
INVESTMENT COMPANIES — 0.33%		Shares Held	Value
Money Market Fund — 0.33%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (b)		90,596	$90,596
TOTAL INVESTMENT COMPANIES			$90,596
Total Investments			$27,410,305
Other Assets and Liabilities — (0.10)%			(26,180)
Total Net Assets — 100.00%			$27,384,125

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	38.21%
Technology	17.84%
Financial	12.72%
Industrial	11.90%
Consumer, Cyclical	9.04%
Communications	8.60%
Energy	1.46%
Money Market Fund	0.33%
Other Assets and Liabilities	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	87

	Schedule of Investments
Principal Real Estate Active Opportunities ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 99.96%	Shares Held	Value

Entertainment — 2.28%
Marriott Vacations Worldwide Corp.	832	$111,979

REITs — 97.68%
Alexandria Real Estate Equities, Inc.	1,352	196,946
American Homes 4 Rent, Class A	6,946	209,352
American Tower Corp.	1,721	364,611
Crown Castle, Inc.	1,714	232,487
CubeSmart	5,649	227,372
DiamondRock Hospitality Co.	11,847	97,027
Digital Realty Trust, Inc.	2,269	227,513
Equinix, Inc.	263	172,273
Equity LifeStyle Properties, Inc.	3,555	229,653
Extra Space Storage, Inc.	1,736	255,504
Gaming & Leisure Properties, Inc.	3,080	160,437
Invitation Homes, Inc.	10,368	307,307
Medical Properties Trust, Inc.	12,356	137,646
Rexford Industrial Realty, Inc.	6,586	359,859
SBA Communications Corp.	783	219,483
Sun Communities, Inc.	2,276	325,468
Terreno Realty Corp.	3,478	197,794
Ventas, Inc.	7,171	323,054
VICI Properties, Inc.	10,228	331,387
Welltower, Inc.	3,514	230,343
		$4,805,516
TOTAL COMMON STOCKS		$4,917,495
INVESTMENT COMPANIES — 0.51%	Shares Held	Value

Money Market Fund — 0.51%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (a)	25,297	$25,297
TOTAL INVESTMENT COMPANIES		$25,297
Total Investments		$4,942,792
Other Assets and Liabilities — (0.47)%		(23,201)

Total Net Assets — 100.00%		$4,919,591

(a) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	97.68%
Consumer, Cyclical	2.28%
Money Market Fund	0.51%
Other Assets and Liabilities	(0.47)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	88

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS — 95.86%	Amount	Value

Banks — 46.32%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$9,688,000	$8,205,066
(5-year Treasury Constant Maturity Rate + 3.23%),
6.13%, 04/27/2027 (a),(b),(c)	7,811,000	7,664,544
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	605,000	600,507
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	3,163,000	2,906,742
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	9,142,000	8,130,849
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	3,447,000	2,776,410
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	4,081,000	3,912,659
(5-year Treasury Constant Maturity Rate + 4.38%),
8.63%, 10/27/2082	9,085,000	9,445,101
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	6,850,000	5,839,625
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	12,775,000	11,128,558
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	2,022,000	1,821,215
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	1,926,000	1,546,113
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	4,386,000	4,200,154
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	2,331,000	2,123,017
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	15,491,000	14,947,266
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	858,000	797,097
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	1,626,000	1,312,995
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,284,000	1,046,077
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	8,342,000	6,943,909
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	8,268,000	8,015,614
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	4,618,000	5,541,581
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	1,807,000	1,616,463
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	5,776,000	5,361,987

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	$8,739,000	$7,482,769
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	7,173,000	7,145,312
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	10,763,000	8,341,433
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	2,820,000	2,234,850
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	6,480,000	6,332,580
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	2,169,000	1,431,583
(5-year Treasury Constant Maturity Rate + 3.07%),
4.25%, 11/15/2026 (a),(b)	5,699,000	3,738,821
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.07%),
8.13%, 10/31/2082	5,660,000	5,886,400
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	5,435,000	4,892,872
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	16,409,000	15,688,645
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	12,060,000	9,859,050
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	18,871,000	16,517,126
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	4,376,000	4,222,840
		$209,657,830

Diversified Financial Services — 10.51%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	6,846,000	4,578,263
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	9,472,000	7,781,248
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	13,430,000	10,547,662
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	12,599,000	10,929,632
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	3,814,000	3,730,092
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	10,305,000	10,001,964
		$47,568,861

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric — 9.36%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (a)	$3,010,000	$2,438,100
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (a)	2,911,000	2,267,978
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (a)	2,476,000	2,141,639
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	545,000	457,764
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	11,434,000	10,004,750
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (a)	4,346,000	3,174,336
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	7,793,000	7,111,113
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)	5,787,000	5,556,793
Enel SpA
(5-year Swap rate + 5.88%),
8.75%, 09/24/2073 (a),(d)	3,335,000	3,337,763
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 2.55%),
3.80%, 03/15/2082 (a)	4,718,000	3,844,438
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (a)	2,231,000	2,030,210
		$42,364,884

Gas — 1.03%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	5,013,000	4,674,623

Hand/Machine Tools — 0.60%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (a)	3,210,000	2,731,928

Insurance — 17.47%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (a)	3,210,000	3,017,400
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)	1,192,000	1,138,570
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)	5,600,000	5,124,000
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (a)	4,000,000	3,607,200

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)	$5,600,000	$5,460,000
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.85%),
6.88%, 12/15/2052 (a),(d)	6,136,000	5,669,877
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b)	3,500,000	3,299,450
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (a),(d)	2,612,000	2,127,735
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(d)	3,210,000	3,106,317
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	8,593,000	7,980,749
9.25%, 04/08/2068 (d)	1,415,000	1,648,388
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (a),(d)	4,238,000	3,400,985
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (a),(d)	2,393,000	1,913,994
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (a)	8,397,000	7,086,144
(5-year Treasury Constant Maturity Rate + 3.16%),
5.13%, 03/01/2052 (a)	4,634,000	4,216,940
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (a),(d)	3,860,000	3,220,160
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (a),(d)	6,436,000	6,388,150
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	6,240,000	6,076,365
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (a)	6,000,000	4,575,000
		$79,057,424

Oil & Gas — 1.23%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	4,400,000	4,202,000
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)	1,575,000	1,378,125
		$5,580,125

Pipelines — 6.98%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (a)	1,845,000	1,668,282
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (a)	4,782,000	4,391,020

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines (continued)
Enbridge, Inc. (continued)
(5-year Treasury Constant Maturity Rate + 4.41%),
7.63%, 01/15/2083 (a)	$5,145,000	$5,074,570
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (a)	3,210,000	2,581,894
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (a)	7,007,000	6,048,581
(5-year Treasury Constant Maturity Rate + 3.99%),
5.60%, 03/07/2082 (a)	13,805,000	11,803,275
		$31,567,622

REITs — 0.55%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (a),(d)	901,000	806,846
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (a),(d)	2,009,000	1,683,542
		$2,490,388

Telecommunications — 1.81%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.77%),
4.13%, 06/04/2081 (a)	1,793,000	1,330,785
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (a)	6,831,000	6,868,092
		$8,198,877
TOTAL BONDS		$433,892,562
INVESTMENT COMPANIES — 4.20%	Shares Held	Value

Money Market Funds — 4.20%
Principal Government Money Market Fund — Class R-6 4.15% (e),(f),(g)	194,448	$194,448
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (e)	18,788,327	18,788,327
TOTAL INVESTMENT COMPANIES		$18,982,775
Total Investments		$452,875,337
Other Assets and Liabilities — (0.06)%		(257,353)

Total Net Assets — 100.00%		$452,617,984

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $191,450 or
0.04% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $33,303,757 or 7.36% of net assets.
(e) Current yield shown is as of period end.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(g)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $194,448 or 0.04% of net assets.

See accompanying notes. 93

	Schedule of Investments
	Principal Spectrum Preferred Securities Active ETF
	December 31, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		74.85%
Utilities		10.39%
Energy		8.21%
Money Market Funds		4.20%
Communications		1.81%
Industrial		0.60%
Other Assets and Liabilities		(0.06)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$328,928	$134,480	$194,448
Principal Government Money
Market Fund — Institutional Class
4.09%	2,707,203	11,373,540	14,080,743	—
	$2,707,203	$11,702,468	$14,215,223	$194,448

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2022 (unaudited)

PREFERRED STOCKS — 11.05%		Shares Held	Value

Banks — 5.16%
Associated Banc-Corp.; Series F
5.63%, 09/15/2025 (a)		2,070	$42,456
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)		4,380	76,869
Fulton Financial Corp.; Series A
5.13%, 01/15/2026 (a)		9,200	180,596
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)		17,030	413,148
Morgan Stanley; Series P
6.50%, 10/15/2027 (a)		4,000	101,000
Synovus Financial Corp.; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a)		11,500	250,125
			$1,064,194

Insurance — 3.57%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)		11,500	227,815
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)		8,019	171,687
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)		17,250	337,237
			$736,739

Telecommunications — 2.32%
AT&T, Inc.; Series A
5.00%, 12/12/2024 (a)		11,381	208,841
AT&T, Inc.; Series C
4.75%, 02/18/2025 (a)		15,395	268,489
			$477,330
TOTAL PREFERRED STOCKS			$2,278,263
		Principal
BONDS — 86.46%		Amount	Value

Banks — 70.47%
Bank of America Corp.
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)		$575,000	$570,730
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)		230,000	204,561
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)		275,000	264,036
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)		575,000	551,281
(5-year Treasury Constant Maturity Rate + 4.38%),
8.63%, 10/27/2082		300,000	311,891
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 4.90%),
7.75%, 08/16/2029 (a),(b),(c),(d)		200,000	197,500
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)		655,000	558,387

See accompanying notes.	95

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	$575,000	$550,636
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	575,000	554,817
Credit Agricole SA
(5-year Swap Rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(d)	861,000	853,079
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 6.38%),
9.75%, 06/23/2027 (a),(b),(c),(d)	600,000	522,640
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	548,000	509,102
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	438,000	356,839
HSBC Holdings PLC
(6-month U.S. International Swaps and Derivative Association + 4.37%),
6.38%, 03/30/2025 (a),(b),(d)	861,000	834,375
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	533,785
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(d)	861,000	764,038
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	94,188
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(d)	861,000	830,613
M&T Bank Corp.
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	212,278
Natwest Group PLC
(5-year Swap Rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(d)	861,000	847,009
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	845,556
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.00%),
6.00%, 05/15/2027 (a),(b)	400,000	375,849
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	100,000	97,725
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(d)	824,000	815,611
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	110,000	72,602
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	549,757

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Banks (continued)
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)		$209,000	$170,858
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(d)		861,000	847,072
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)		328,000	287,087
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)		355,000	342,575
			$14,526,477

Diversified Financial Services — 8.33%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)		220,000	147,125
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)		209,000	164,145
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)		328,000	284,540
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)		575,000	562,350
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)		575,000	558,091
			$1,716,251

Electric — 4.50%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)		460,000	402,500
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)		575,000	524,687
			$927,187

Insurance — 3.16%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)		220,000	204,325
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)		460,000	447,937
			$652,262
TOTAL BONDS			$17,822,177

See accompanying notes.	97

	Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
	December 31, 2022 (unaudited)

INVESTMENT COMPANIES — 1.92%	Shares Held	Value

Money Market Fund — 1.92%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (e)	395,975	$395,975
TOTAL INVESTMENT COMPANIES		$395,975
Total Investments		$20,496,415
Other Assets and Liabilities — 0.57%		117,563

Total Net Assets — 100.00%		$20,613,978

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,565,696 or 7.60% of net assets.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $7,357,493 or 35.69% of net assets.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	90.69%
Utilities	4.50%
Communications	2.32%
Money Market Fund	1.92%
Other Assets and Liabilities	0.57%
TOTAL NET ASSETS	100.00%

See accompanying notes.	98

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2022 (unaudited)

	Principal
BONDS — 84.79%	Amount	Value

Asset-Backed Securities — 26.26%
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029 (a)	$60,434	$59,504
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030 (a)	77,726	77,040
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030 (a)	100,000	98,640
GM Financial Consumer Automobile Receivables Trust 2022-3
(1-month Secured Overnight Financing Rate + 0.60%),
4.41%, 09/16/2025	250,000	250,290
Madison Park Funding XVIII Ltd.
(3-month USD LIBOR + 0.94%),
5.22%, 10/21/2030 (a)	250,000	246,460
Navistar Financial Dealer Note Master Owner Trust II
(1-month Secured Overnight Financing Rate + 1.25%),
5.13%, 05/25/2027 (a)	200,000	200,522
PFS Financing Corp.
(3-month Secured Overnight Financing Rate + 0.60%),
4.41%, 02/15/2026 (a)	200,000	199,002
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025	100,000	99,495
TCI-Flatiron CLO 2016-1 Ltd.
(3-month Term Secured Overnight Financing Rate + 1.10%),
4.96%, 01/17/2032 (a)	250,000	245,081
Trafigura Securitisation Finance PLC 2021-1
(1-month USD LIBOR + 0.53%),
4.85%, 01/15/2025 (a)	250,000	242,764
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024 (a)	127,767	126,398
Westlake Automobile Receivables Trust 2022-2
(1-month Secured Overnight Financing Rate + 1.13%),
4.94%, 08/15/2025 (a)	39,827	39,623
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025	11,717	11,693
		$1,896,512

Banks — 23.27%
Bank of Montreal
(3-month Secured Overnight Financing Rate Index + 0.71%),
4.98%, 03/08/2024	200,000	199,060
Bank of New York Mellon Corp.
(3-month Secured Overnight Financing Rate + 0.26%),
4.21%, 04/26/2024	250,000	248,275
Citigroup, Inc.
3.50%, 05/15/2023	200,000	199,034
Citizens Bank NA
(6-month Secured Overnight Financing Rate + 1.40%),
4.12%, 05/23/2025 (b)	250,000	244,630
Credit Suisse AG
(3-month Secured Overnight Financing Rate Index + 0.38%),
4.50%, 08/09/2023	250,000	243,928
Royal Bank of Canada
(3-month Secured Overnight Financing Rate Index + 0.36%),
4.35%, 07/29/2024	250,000	247,211
Toronto-Dominion Bank
(3-month Secured Overnight Financing Rate + 0.24%),
3.92%, 01/06/2023	200,000	200,005

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 1.60%),
1.65%, 06/02/2024 (b)	$100,000	$98,384
		$1,680,527

Biotechnology — 2.52%
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	182,135

Diversified Financial Services — 4.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(3-month Secured Overnight Financing Rate + 0.68%),
5.00%, 09/29/2023	150,000	147,254
American Express Co.
(3-month Secured Overnight Financing Rate Index + 0.72%),
4.79%, 05/03/2024	200,000	199,784
		$347,038

Electric — 12.11%
American Electric Power Co., Inc.
2.03%, 03/15/2024	200,000	192,837
Black Hills Corp.
1.04%, 08/23/2024	250,000	233,149
Dominion Energy, Inc.
(3-month USD LIBOR + 0.53%),
5.30%, 09/15/2023	150,000	149,703
Florida Power & Light Co.
(3-month Secured Overnight Financing Rate Index + 0.25%),
4.37%, 05/10/2023	100,000	99,833
NextEra Energy Capital Holdings, Inc.
(3-month Secured Overnight Financing Rate Index + 0.40%),
4.47%, 11/03/2023	200,000	199,181
		$874,703

Entertainment — 1.38%
Warnermedia Holdings, Inc.
(3-month Secured Overnight Financing Rate Index + 1.78%),
6.09%, 03/15/2024 (a)	100,000	99,689

Healthcare — Products — 3.35%
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	242,166

Oil & Gas — 3.34%
ConocoPhillips Co.
2.13%, 03/08/2024	250,000	241,552

Pipelines — 3.46%
Kinder Morgan, Inc.
(3-month USD LIBOR + 1.28%),
5.36%, 01/15/2023	250,000	249,995

Telecommunications — 4.29%
NTT Finance Corp.
0.37%, 03/03/2023 (a)	200,000	198,868

See accompanying notes.

	Schedule of Investments
Principal Ultra-Short Active Income ETF
	December 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III
LLC
4.74%, 03/20/2025 (a)		$112,500	$111,174
			$310,042
TOTAL BONDS			$6,124,359
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —
6.89%

U.S. Treasury Notes — 6.89%
3.95%, 02/16/2023		$500,000	$497,513
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$497,513
INVESTMENT COMPANIES — 8.26%		Shares Held	Value

Money Market Fund — 8.26%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (c)		596,585	$596,585
TOTAL INVESTMENT COMPANIES			$596,585
Total Investments			$7,218,457
Other Assets and Liabilities — 0.06%			4,196
Total Net Assets — 100.00%			$7,222,653

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,944,765 or 26.93% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	34.96%
Asset Backed Securities	26.26%
Utilities	12.11%
Money Market Fund	8.26%
Energy	6.81%
Consumer, Non-cyclical	5.87%
Communications	4.29%
Consumer, Cyclical	1.38%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.	101

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2022 (unaudited)

	June 30, 2022	Purchases	Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$13,098	$13,098		$—
Principal Government Money
Market Fund — Institutional Class
4.09%	66,468	971,787	1,038,255		—
	$66,468	$984,885	$1,051,353		$—

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—	$—		$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—	—		—
	$—	$—	$—		$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 99.72%	Shares Held	Value

Advertising — 0.27%
Interpublic Group of Cos., Inc.	143	$4,764
Omnicom Group, Inc.	132	10,767
		$15,531

Aerospace & Defense — 1.72%
General Dynamics Corp.	59	14,638
Howmet Aerospace, Inc.	111	4,375
L3Harris Technologies, Inc.	52	10,827
Lockheed Martin Corp.	65	31,622
Northrop Grumman Corp.	31	16,914
Raytheon Technologies Corp.	150	15,138
TransDigm Group, Inc.	8	5,037
		$98,551

Agriculture — 0.76%
Altria Group, Inc.	219	10,010
Archer-Daniels-Midland Co.	193	17,920
Philip Morris International, Inc.	151	15,283
		$43,213

Airlines — 0.27%
Alaska Air Group, Inc. (a)	82	3,521
Southwest Airlines Co.	128	4,310
United Airlines Holdings, Inc. (a)	205	7,728
		$15,559

Apparel — 0.41%
NIKE, Inc., Class B	91	10,648
Ralph Lauren Corp.	38	4,015
Tapestry, Inc.	223	8,492
		$23,155

Auto Manufacturers — 1.63%
Cummins, Inc.	29	7,027
Ford Motor Co.	855	9,944
General Motors Co.	161	5,416
PACCAR, Inc.	127	12,569
Tesla, Inc. (a)	474	58,387
		$93,343

Auto Parts & Equipment — 0.14%
BorgWarner, Inc.	198	7,970

Banks — 4.00%
Bank of New York Mellon Corp.	146	6,646
Citigroup, Inc.	172	7,779
Citizens Financial Group, Inc.	117	4,606
Comerica, Inc.	46	3,075
Fifth Third Bancorp	132	4,331
First Republic Bank	60	7,313
Goldman Sachs Group, Inc.	37	12,705
Huntington Bancshares, Inc.	620	8,742
JPMorgan Chase & Co.	332	44,521
KeyCorp	460	8,013
M&T Bank Corp.	61	8,849
Morgan Stanley	241	20,490
Northern Trust Corp.	102	9,026
PNC Financial Services Group, Inc.	54	8,529

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Regions Financial Corp.	391	$8,430
Signature Bank	18	2,074
State Street Corp.	66	5,120
SVB Financial Group (a)	12	2,762
Truist Financial Corp.	436	18,761
U.S. Bancorp	186	8,111
Wells Fargo & Co.	547	22,586
Zions Bancorp NA	126	6,194
		$228,663

Beverages — 1.98%
Brown-Forman Corp., Class B	113	7,422
Coca-Cola Co.	588	37,403
Constellation Brands, Inc., Class A	28	6,489
Keurig Dr Pepper, Inc.	276	9,842
Molson Coors Beverage Co., Class B	146	7,522
Monster Beverage Corp. (a)	65	6,599
PepsiCo, Inc.	210	37,939
		$113,216

Biotechnology — 2.05%
Amgen, Inc.	94	24,688
Biogen, Inc. (a)	25	6,923
Corteva, Inc.	114	6,701
Gilead Sciences, Inc.	263	22,578
Incyte Corp. (a)	172	13,815
Moderna, Inc. (a)	42	7,544
Regeneron Pharmaceuticals, Inc. (a)	30	21,645
Vertex Pharmaceuticals, Inc. (a)	46	13,284
		$117,178

Building Materials — 0.01%
Masterbrand, Inc. (a)	110	831

Chemicals — 1.52%
Air Products and Chemicals, Inc.	8	2,466
Albemarle Corp.	17	3,687
Celanese Corp.	38	3,885
CF Industries Holdings, Inc.	125	10,650
Dow, Inc.	244	12,295
DuPont de Nemours, Inc.	84	5,765
Eastman Chemical Co.	48	3,909
FMC Corp.	36	4,493
Linde PLC	47	15,330
LyondellBasell Industries NV, Class A	109	9,050
Mosaic Co.	224	9,827
Sherwin-Williams Co.	24	5,696
		$87,053

Commercial Services — 1.97%
Automatic Data Processing, Inc.	79	18,870
Cintas Corp.	26	11,742
CoStar Group, Inc. (a)	56	4,328
Equifax, Inc.	20	3,887
FleetCor Technologies, Inc. (a)	36	6,613
Gartner, Inc. (a)	12	4,034
Global Payments, Inc.	34	3,377
MarketAxess Holdings, Inc.	12	3,347

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Moody's Corp.	23	$6,408
PayPal Holdings, Inc. (a)	88	6,267
Quanta Services, Inc.	30	4,275
Robert Half International, Inc.	86	6,349
Rollins, Inc.	180	6,577
S&P Global, Inc.	34	11,388
United Rentals, Inc. (a)	28	9,952
Verisk Analytics, Inc.	29	5,116
		$112,530

Computers — 7.88%
Accenture PLC, Class A	57	15,210
Apple, Inc.	2,679	348,082
Cognizant Technology Solutions Corp., Class A	170	9,722
DXC Technology Co. (a)	136	3,604
EPAM Systems, Inc. (a)	9	2,950
Fortinet, Inc. (a)	84	4,107
Hewlett Packard Enterprise Co.	629	10,039
HP, Inc.	332	8,921
International Business Machines Corp.	171	24,092
Leidos Holdings, Inc.	127	13,359
NetApp, Inc.	59	3,544
Seagate Technology Holdings PLC	63	3,314
Western Digital Corp. (a)	106	3,344
		$450,288

Construction Materials — 0.61%
Carrier Global Corp.	240	9,900
Fortune Brands Innovations, Inc.	110	6,282
Martin Marietta Materials, Inc.	16	5,407
Masco Corp.	80	3,734
Mohawk Industries, Inc. (a)	36	3,680
Vulcan Materials Co.	34	5,954
		$34,957

Distribution/Wholesale — 0.59%
Copart, Inc. (a)	68	4,141
Fastenal Co.	110	5,205
LKQ Corp.	223	11,910
Pool Corp.	9	2,721
WW Grainger, Inc.	18	10,013
		$33,990

Diversified Financial Services — 3.21%
American Express Co.	53	7,831
Ameriprise Financial, Inc.	34	10,587
BlackRock, Inc.	12	8,504
Capital One Financial Corp.	53	4,927
Cboe Global Markets, Inc.	40	5,019
Charles Schwab Corp.	116	9,658
CME Group, Inc.	78	13,116
Discover Financial Services	48	4,696
Franklin Resources, Inc.	412	10,868
Intercontinental Exchange, Inc.	74	7,592
Invesco Ltd.	410	7,376
Mastercard, Inc., Class A	80	27,818
Nasdaq, Inc.	78	4,785
Raymond James Financial, Inc.	113	12,074

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Synchrony Financial	128	$4,206
T Rowe Price Group, Inc.	76	8,289
Visa, Inc., Class A	173	35,942
		$183,288

Electric — 3.08%
AES Corp.	154	4,429
Alliant Energy Corp.	135	7,453
Ameren Corp.	61	5,424
American Electric Power Co., Inc.	75	7,121
CenterPoint Energy, Inc.	166	4,978
CMS Energy Corp.	79	5,003
Consolidated Edison, Inc.	65	6,195
Constellation Energy Corp.	53	4,569
Dominion Energy, Inc.	107	6,561
DTE Energy Co.	44	5,171
Duke Energy Corp.	91	9,372
Edison International	85	5,408
Entergy Corp.	48	5,400
Evergy, Inc.	123	7,741
Eversource Energy	115	9,642
Exelon Corp.	160	6,917
FirstEnergy Corp.	133	5,578
NextEra Energy, Inc.	185	15,466
NRG Energy, Inc.	170	5,410
Pinnacle West Capital Corp.	61	4,639
PPL Corp.	186	5,435
Public Service Enterprise Group, Inc.	94	5,759
Sempra Energy	46	7,109
Southern Co.	126	8,998
WEC Energy Group, Inc.	61	5,719
Xcel Energy, Inc.	154	10,797
		$176,294

Electrical Components & Equipment — 0.40%
AMETEK, Inc.	44	6,148
Emerson Electric Co.	157	15,081
Generac Holdings, Inc. (a)	16	1,611
		$22,840

Electronics — 0.82%
Agilent Technologies, Inc.	35	5,238
Allegion PLC	43	4,526
Amphenol Corp., Class A	88	6,700
Fortive Corp.	87	5,590
Garmin Ltd.	37	3,415
Honeywell International, Inc.	17	3,643
Keysight Technologies, Inc. (a)	25	4,277
Mettler-Toledo International, Inc. (a)	3	4,336
TE Connectivity Ltd.	80	9,184
		$46,909

Energy — Alternate Sources — 0.08%
Enphase Energy, Inc. (a)	17	4,504

Engineering & Construction — 0.02%
Jacobs Solutions, Inc.	10	1,201

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 0.11%
Live Nation Entertainment, Inc. (a)	87	$6,067

Environmental Control — 0.46%
Pentair PLC	86	3,868
Republic Services, Inc.	70	9,029
Waste Management, Inc.	84	13,178
		$26,075

Food — 2.58%
Campbell Soup Co.	238	13,507
Conagra Brands, Inc.	272	10,526
General Mills, Inc.	233	19,537
Hershey Co.	47	10,884
Hormel Foods Corp.	105	4,783
J M Smucker Co.	36	5,705
Kellogg Co.	180	12,823
Kraft Heinz Co.	306	12,457
Kroger Co.	290	12,928
Lamb Weston Holdings, Inc.	61	5,451
McCormick & Co., Inc.	67	5,554
Mondelez International, Inc., Class A	162	10,797
Sysco Corp.	144	11,009
Tyson Foods, Inc., Class A	185	11,516
		$147,477

Forest Products & Paper — 0.07%
International Paper Co.	114	3,948

Gas — 0.16%
Atmos Energy Corp.	44	4,931
NiSource, Inc.	163	4,470
		$9,401

Hand/Machine Tools — 0.28%
Snap-on, Inc.	54	12,338
Stanley Black & Decker, Inc.	46	3,456
		$15,794

Healthcare — Products — 2.20%
Abbott Laboratories	156	17,127
Align Technology, Inc. (a)	14	2,953
Bio-Techne Corp.	40	3,315
Boston Scientific Corp. (a)	195	9,023
Danaher Corp.	44	11,678
DENTSPLY SIRONA, Inc.	116	3,693
Edwards Lifesciences Corp. (a)	60	4,477
Henry Schein, Inc. (a)	116	9,265
Hologic, Inc. (a)	79	5,910
IDEXX Laboratories, Inc. (a)	12	4,896
Intuitive Surgical, Inc. (a)	31	8,226
Medtronic PLC	33	2,565
PerkinElmer, Inc.	32	4,487
ResMed, Inc.	26	5,411
Stryker Corp.	29	7,090
Teleflex, Inc.	13	3,245
Thermo Fisher Scientific, Inc.	25	13,767
Waters Corp. (a)	12	4,111
West Pharmaceutical Services, Inc.	13	3,060

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Zimmer Biomet Holdings, Inc.	11	$1,402
		$125,701

Healthcare — Services — 3.90%
Catalent, Inc. (a)	37	1,665
Centene Corp. (a)	195	15,992
Charles River Laboratories International, Inc. (a)	34	7,409
DaVita, Inc. (a)	67	5,003
Elevance Health, Inc.	63	32,317
HCA Healthcare, Inc.	50	11,998
Humana, Inc.	42	21,512
IQVIA Holdings, Inc. (a)	22	4,508
Laboratory Corp. of America Holdings	40	9,419
Molina Healthcare, Inc. (a)	28	9,246
Quest Diagnostics, Inc.	67	10,481
UnitedHealth Group, Inc.	166	88,010
Universal Health Services, Inc., Class B	37	5,213
		$222,773

Home Builders — 0.64%
DR Horton, Inc.	114	10,162
Lennar Corp., Class A	103	9,322
NVR, Inc. (a)	2	9,225
PulteGroup, Inc.	172	7,831
		$36,540

Home Furnishings — 0.06%
Whirlpool Corp.	26	3,678

Household Products — 1.05%
Colgate-Palmolive Co.	187	14,734
Estee Lauder Cos., Inc., Class A	23	5,706
Procter & Gamble Co.	260	39,406
		$59,846

Household Products/Wares — 0.58%
Avery Dennison Corp.	42	7,602
Church & Dwight Co., Inc.	113	9,109
Clorox Co.	28	3,929
Kimberly-Clark Corp.	94	12,761
		$33,401

Housewares — 0.05%
Newell Brands, Inc.	226	2,956

Insurance — 5.03%
Aflac, Inc.	192	13,813
Allstate Corp.	88	11,933
American International Group, Inc.	199	12,585
Aon PLC, Class A	27	8,104
Arthur J Gallagher & Co.	62	11,689
Assurant, Inc.	29	3,627
Berkshire Hathaway, Inc., Class B (a)	181	55,911
Brown & Brown, Inc.	132	7,520
Chubb Ltd.	90	19,854
Cincinnati Financial Corp.	43	4,403
Everest Re Group Ltd.	30	9,938
Globe Life, Inc.	113	13,622

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Hartford Financial Services Group, Inc.	149	$11,299
Lincoln National Corp.	77	2,365
Loews Corp.	158	9,216
Marsh & McLennan Cos., Inc.	57	9,432
MetLife, Inc.	193	13,967
Progressive Corp.	133	17,251
Prudential Financial, Inc.	128	12,731
Travelers Cos., Inc.	74	13,874
W R Berkley Corp.	180	13,063
Willis Towers Watson PLC	47	11,495
		$287,692

Internet — 6.80%
Alphabet, Inc., Class A (a)	1,061	93,612
Alphabet, Inc., Class C (a)	948	84,116
Amazon.com, Inc. (a)	1,570	131,880
CDW Corp.	55	9,822
Expedia Group, Inc. (a)	41	3,592
F5, Inc. (a)	20	2,870
Gen Digital, Inc.	189	4,050
Meta Platforms, Inc., Class A (a)	406	48,858
Netflix, Inc. (a)	34	10,026
		$388,826

Iron & Steel — 0.28%
Nucor Corp.	120	15,817

Lodging — 0.24%
Las Vegas Sands Corp. (a)	97	4,663
Marriott International, Inc., Class A	35	5,211
MGM Resorts International	117	3,923
		$13,797

Machinery — Construction & Mining — 0.20%
Caterpillar, Inc.	48	11,499

Machinery — Diversified — 1.02%
Deere & Co.	22	9,433
Dover Corp.	72	9,749
IDEX Corp.	41	9,361
Nordson Corp.	19	4,517
Otis Worldwide Corp.	157	12,295
Westinghouse Air Brake Technologies Corp.	131	13,075
		$58,430

Media — 1.24%
Charter Communications, Inc., Class A (a)	27	9,156
Comcast Corp., Class A	635	22,206
DISH Network Corp., Class A (a)	208	2,920
FactSet Research Systems, Inc.	19	7,623
Fox Corp., Class A	252	7,653
Fox Corp., Class B	248	7,056
News Corp., Class A	224	4,077
News Corp., Class B	205	3,780
Paramount Global, Class B	174	2,937
Warner Bros Discovery, Inc. (a)	382	3,621
		$71,029

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Mining — 0.13%
Freeport-McMoRan, Inc.	190	$7,220

Miscellaneous Manufacturers — 0.99%
3M Co.	128	15,350
A O Smith Corp.	125	7,155
Eaton Corp. PLC	13	2,040
General Electric Co.	108	9,049
Illinois Tool Works, Inc.	10	2,203
Parker-Hannifin Corp.	20	5,820
Teledyne Technologies, Inc. (a)	12	4,799
Textron, Inc.	123	8,709
Trane Technologies PLC	10	1,681
		$56,806

Oil & Gas — 5.15%
APA Corp.	192	8,962
Chevron Corp.	318	57,078
ConocoPhillips	191	22,538
Coterra Energy, Inc.	434	10,663
Devon Energy Corp.	164	10,088
Diamondback Energy, Inc.	97	13,268
EOG Resources, Inc.	57	7,383
Exxon Mobil Corp.	737	81,291
Hess Corp.	40	5,673
Marathon Oil Corp.	316	8,554
Marathon Petroleum Corp.	119	13,850
Occidental Petroleum Corp.	178	11,212
Phillips 66	134	13,947
Pioneer Natural Resources Co.	75	17,129
Valero Energy Corp.	102	12,940
		$294,576

Oil & Gas Services — 0.61%
Baker Hughes Co.	183	5,404
Halliburton Co.	323	12,710
Schlumberger Ltd.	317	16,947
		$35,061

Packaging & Containers — 0.73%
Amcor PLC	1,095	13,041
Ball Corp.	60	3,068
Packaging Corp. of America	89	11,384
Sealed Air Corp.	204	10,176
Westrock Co.	111	3,903
		$41,572

Pharmaceuticals — 8.14%
AbbVie, Inc.	383	61,897
AmerisourceBergen Corp.	98	16,240
Becton Dickinson and Co.	36	9,155
Bristol-Myers Squibb Co.	519	37,342
Cardinal Health, Inc.	141	10,839
Cigna Corp.	87	28,826
CVS Health Corp.	237	22,086
Eli Lilly & Co.	118	43,169
Johnson & Johnson	425	75,076
McKesson Corp.	54	20,256
Merck & Co., Inc.	557	61,799

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Organon & Co.	163	$4,553
Pfizer, Inc.	1,201	61,539
Viatris, Inc.	427	4,752
Zoetis, Inc.	54	7,914
		$465,443

Pipelines — 0.50%
Kinder Morgan, Inc.	649	11,734
ONEOK, Inc.	153	10,052
Williams Cos., Inc.	209	6,876
		$28,662

Real Estate — 0.17%
CBRE Group, Inc., Class A (a)	126	9,697

REITs — 2.53%
Alexandria Real Estate Equities, Inc.	8	1,165
American Tower Corp.	47	9,957
AvalonBay Communities, Inc.	30	4,846
Boston Properties, Inc.	13	879
Camden Property Trust	33	3,692
Crown Castle, Inc.	51	6,918
Digital Realty Trust, Inc.	37	3,710
Equity Residential	77	4,543
Essex Property Trust, Inc.	5	1,060
Extra Space Storage, Inc.	51	7,506
Federal Realty Investment Trust	44	4,446
Healthpeak Properties, Inc.	41	1,028
Host Hotels & Resorts, Inc.	436	6,998
Invitation Homes, Inc.	33	978
Iron Mountain, Inc.	131	6,530
Kimco Realty Corp.	230	4,871
Mid-America Apartment Communities, Inc.	28	4,396
Prologis, Inc.	98	11,048
Public Storage	40	11,208
Realty Income Corp.	175	11,100
Regency Centers Corp.	77	4,812
SBA Communications Corp.	14	3,924
Simon Property Group, Inc.	48	5,639
UDR, Inc.	24	929
Ventas, Inc.	109	4,910
VICI Properties, Inc.	184	5,962
Welltower, Inc.	20	1,311
Weyerhaeuser Co.	326	10,106
		$144,472

Retail — 4.98%
Advance Auto Parts, Inc.	45	6,616
AutoZone, Inc. (a)	8	19,729
Bath & Body Works, Inc.	100	4,214
Best Buy Co., Inc.	56	4,492
CarMax, Inc. (a)	47	2,862
Chipotle Mexican Grill, Inc. (a)	3	4,162
Costco Wholesale Corp.	58	26,477
Darden Restaurants, Inc.	58	8,023
Dollar General Corp.	55	13,544
Dollar Tree, Inc. (a)	67	9,477
Domino's Pizza, Inc.	12	4,157

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Genuine Parts Co.	87	$15,095
Home Depot, Inc.	159	50,222
Lowe's Cos., Inc.	98	19,526
McDonald's Corp.	68	17,920
O'Reilly Automotive, Inc. (a)	25	21,101
Target Corp.	84	12,519
Tractor Supply Co.	19	4,274
Ulta Beauty, Inc. (a)	30	14,072
Walgreens Boots Alliance, Inc.	172	6,426
Walmart, Inc.	126	17,866
Yum! Brands, Inc.	13	1,665
		$284,439

Semiconductors — 3.60%
Applied Materials, Inc.	157	15,289
Broadcom, Inc.	26	14,537
Intel Corp.	333	8,801
KLA Corp.	32	12,065
Lam Research Corp.	29	12,189
Microchip Technology, Inc.	67	4,707
Micron Technology, Inc.	121	6,047
Monolithic Power Systems, Inc.	8	2,829
NVIDIA Corp.	442	64,594
NXP Semiconductors NV	35	5,531
ON Semiconductor Corp. (a)	197	12,287
Qorvo, Inc. (a)	44	3,988
QUALCOMM, Inc.	165	18,140
Skyworks Solutions, Inc.	74	6,744
Teradyne, Inc.	86	7,512
Texas Instruments, Inc.	64	10,574
		$205,834

Shipbuilding — 0.15%
Huntington Ingalls Industries, Inc.	36	8,304

Software — 7.46%
Activision Blizzard, Inc.	102	7,808
Adobe, Inc. (a)	33	11,105
Akamai Technologies, Inc. (a)	94	7,924
ANSYS, Inc. (a)	15	3,624
Broadridge Financial Solutions, Inc.	54	7,243
Cadence Design Systems, Inc. (a)	30	4,819
Electronic Arts, Inc.	12	1,466
Fidelity National Information Services, Inc.	62	4,207
Fiserv, Inc. (a)	141	14,251
Intuit, Inc.	21	8,174
Jack Henry & Associates, Inc.	43	7,549
Microsoft Corp.	1,322	317,042
MSCI, Inc.	10	4,652
Oracle Corp.	39	3,188
Paychex, Inc.	93	10,747
Paycom Software, Inc. (a)	9	2,793
PTC, Inc. (a)	27	3,241
Roper Technologies, Inc.	4	1,728
Synopsys, Inc. (a)	16	5,109
		$426,670

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications — 2.18%
Arista Networks, Inc. (a)	74	$8,980
AT&T, Inc.	1,312	24,154
Cisco Systems, Inc.	662	31,538
Corning, Inc.	262	8,368
Juniper Networks, Inc.	163	5,209
Lumen Technologies, Inc.	433	2,260
Motorola Solutions, Inc.	28	7,216
T-Mobile U.S., Inc. (a)	71	9,940
Verizon Communications, Inc.	680	26,792
		$124,457

Toys, Games & Hobbies — 0.06%
Hasbro, Inc.	53	3,234

Transportation — 1.88%
CH Robinson Worldwide, Inc.	104	9,522
CSX Corp.	509	15,769
Expeditors International of Washington, Inc.	79	8,210
FedEx Corp.	33	5,716
JB Hunt Transport Services, Inc.	42	7,323
Norfolk Southern Corp.	8	1,971
Old Dominion Freight Line, Inc.	15	4,257
Union Pacific Corp.	108	22,363
United Parcel Service, Inc., Class B	186	32,334
		$107,465

Water — 0.09%
American Water Works Co., Inc.	35	5,335
TOTAL COMMON STOCKS		$5,701,058
INVESTMENT COMPANIES — 0.34%	Shares Held	Value

Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (b)	19,557	$19,557
TOTAL INVESTMENT COMPANIES		$19,557
Total Investments		$5,720,615
Other Assets and Liabilities — (0.06)%		(3,275)

Total Net Assets — 100.00%		$5,717,340

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	25.20%
Technology	18.94%
Financial	14.93%
Communications	10.49%
Industrial	9.29%
Consumer, Cyclical	9.18%
Energy	6.35%
Utilities	3.34%
Basic Materials	2.00%
Money Market Fund	0.34%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	113

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 99.79%		Shares Held	Value
Auto Manufacturers — 1.26%
Tesla, Inc. (a)		108,502	$13,365,276
Banks — 5.57%
Bank of America Corp.		663,393	21,971,576
JPMorgan Chase & Co.		190,291	25,518,023
Wells Fargo & Co.		285,511	11,788,749
			$59,278,348

Beverages — 3.73%
Coca-Cola Co.		414,502	26,366,472
PepsiCo, Inc.		73,961	13,361,794
			$39,728,266

Chemicals — 2.47%
Linde PLC		80,674	26,314,245
Computers — 9.19%
Accenture PLC, Class A		124,575	33,241,593
Apple, Inc.		497,476	64,637,057
			$97,878,650

Diversified Financial Services — 7.07%
Mastercard, Inc., Class A		111,085	38,627,587
Visa, Inc., Class A		176,426	36,654,266
			$75,281,853

Healthcare — Products — 8.37%
Abbott Laboratories		244,696	26,865,174
Danaher Corp.		137,317	36,446,678
Thermo Fisher Scientific, Inc.		46,823	25,784,958
			$89,096,810

Healthcare — Services — 3.13%
UnitedHealth Group, Inc.		62,919	33,358,395
Household Products — 2.58%
Procter & Gamble Co.		180,905	27,417,962
Insurance — 1.31%
Berkshire Hathaway, Inc., Class B (a)		45,310	13,996,259
Internet — 7.20%
Alphabet, Inc., Class A (a)		331,987	29,291,213
Amazon.com, Inc. (a)		194,152	16,308,768
Meta Platforms, Inc., Class A (a)		258,267	31,079,851
			$76,679,832

Media — 1.02%
Walt Disney Co. (a)		125,437	10,897,967
Oil & Gas — 6.61%
Chevron Corp.		134,317	24,108,558
ConocoPhillips		186,239	21,976,202
Exxon Mobil Corp.		219,759	24,239,418
			$70,324,178

Pharmaceuticals — 15.35%
AbbVie, Inc.		228,389	36,909,946
Bristol-Myers Squibb Co.		321,130	23,105,304
Eli Lilly & Co.		37,561	13,741,316

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Pharmaceuticals (continued)
Johnson & Johnson		137,858	$24,352,616
Merck & Co., Inc.		243,142	26,976,605
Pfizer, Inc.		747,239	38,288,526
			$163,374,313

Retail — 5.96%
Costco Wholesale Corp.		48,657	22,211,921
Home Depot, Inc.		46,469	14,677,698
McDonald's Corp.		50,284	13,251,343
Walmart, Inc.		93,555	13,265,163
			$63,406,125

Semiconductors — 8.67%
Broadcom, Inc.		51,585	28,842,721
NVIDIA Corp.		269,446	39,376,838
Texas Instruments, Inc.		145,630	24,060,989
			$92,280,548

Software — 6.53%
Microsoft Corp.		245,579	58,894,756
salesforce, Inc. (a)		79,911	10,595,399
			$69,490,155

Telecommunications — 3.77%
Cisco Systems, Inc.		541,923	25,817,212
Verizon Communications, Inc.		362,077	14,265,834
			$40,083,047
TOTAL COMMON STOCKS			$1,062,252,229
INVESTMENT COMPANIES — 0.33%		Shares Held	Value
Money Market Fund — 0.33%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (b)		3,560,885	$3,560,885
TOTAL INVESTMENT COMPANIES			$3,560,885
Total Investments			$1,065,813,114
Other Assets and Liabilities — (0.12)%			(1,225,943)
Total Net Assets — 100.00%			$1,064,587,171

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	33.16%
Technology	24.39%
Financial	13.96%
Communications	11.99%
Consumer, Cyclical	7.21%
Energy	6.61%
Basic Materials	2.47%
Money Market Fund	0.33%
Other Assets and Liabilities	(0.12)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	115

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS — 99.65%	Shares Held	Value

Aerospace & Defense — 1.60%
AAR Corp. (a)	336	$15,086
Aerojet Rocketdyne Holdings, Inc. (a)	477	26,679
AeroVironment, Inc. (a)	83	7,110
Barnes Group, Inc.	63	2,573
Kaman Corp.	202	4,505
Moog, Inc., Class A	320	28,083
National Presto Industries, Inc.	73	4,998
		$89,034

Agriculture — 0.91%
Andersons, Inc.	452	15,815
Fresh Del Monte Produce, Inc.	429	11,236
Universal Corp.	142	7,499
Vector Group Ltd.	1,364	16,177
		$50,727

Airlines — 0.09%
SkyWest, Inc. (a)	287	4,738

Apparel — 0.85%
Kontoor Brands, Inc.	187	7,478
Oxford Industries, Inc.	193	17,984
Steven Madden Ltd.	479	15,309
Urban Outfitters, Inc. (a)	271	6,463
		$47,234

Auto Manufacturers — 0.24%
Wabash National Corp.	596	13,470

Auto Parts & Equipment — 1.38%
American Axle & Manufacturing Holdings, Inc. (a)	1,169	9,141
Dorman Products, Inc. (a)	201	16,255
Methode Electronics, Inc.	343	15,219
Motorcar Parts of America, Inc. (a)	243	2,882
Standard Motor Products, Inc.	405	14,094
Titan International, Inc. (a)	975	14,937
XPEL, Inc. (a)	77	4,625
		$77,153

Banks — 13.71%
Ameris Bancorp	626	29,510
BancFirst Corp.	144	12,698
Bancorp, Inc. (a)	217	6,158
BankUnited, Inc.	310	10,531
Banner Corp.	257	16,242
Central Pacific Financial Corp.	613	12,432
City Holding Co.	140	13,033
Columbia Banking System, Inc.	837	25,219
Community Bank System, Inc.	191	12,023
Customers Bancorp, Inc. (a)	297	8,417
CVB Financial Corp.	844	21,733
Dime Community Bancshares, Inc.	534	16,997
Eagle Bancorp, Inc.	285	12,560
FB Financial Corp.	481	17,383
First BanCorp	1,899	24,155
First Bancorp/Southern Pines NC	348	14,908
First Commonwealth Financial Corp.	1,306	18,245
First Financial Bancorp	1,065	25,805

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
First Hawaiian, Inc.	474	$12,343
Hanmi Financial Corp.	399	9,875
Heritage Financial Corp.	393	12,042
Hilltop Holdings, Inc.	278	8,343
HomeStreet, Inc.	171	4,716
Hope Bancorp, Inc.	1,425	18,254
Independent Bank Corp.	283	23,894
Independent Bank Group, Inc.	252	15,140
Lakeland Financial Corp.	196	14,302
National Bank Holdings Corp., Class A	331	13,925
NBT Bancorp, Inc.	530	23,013
OFG Bancorp	679	18,713
Park National Corp.	115	16,186
Pathward Financial, Inc.	288	12,398
Preferred Bank	228	17,013
Renasant Corp.	658	24,734
S&T Bancorp, Inc.	578	19,756
Seacoast Banking Corp. of Florida	475	14,815
ServisFirst Bancshares, Inc.	291	20,053
Simmons First National Corp., Class A	472	10,186
Southside Bancshares, Inc.	447	16,088
Stellar Bancorp, Inc.	482	14,200
Tompkins Financial Corp.	213	16,525
Triumph Financial, Inc. (a)	86	4,203
TrustCo Bank Corp.	300	11,277
Trustmark Corp.	493	17,211
United Community Banks, Inc.	974	32,921
Veritex Holdings, Inc.	470	13,198
Walker & Dunlop, Inc.	212	16,638
Westamerica BanCorp	238	14,044
		$764,055

Beverages — 0.36%
MGP Ingredients, Inc.	127	13,510
National Beverage Corp. (a)	143	6,654
		$20,164

Biotechnology — 1.47%
ANI Pharmaceuticals, Inc. (a)	108	4,345
Cytokinetics, Inc. (a)	589	26,988
Dynavax Technologies Corp. (a)	970	10,321
Emergent BioSolutions, Inc. (a)	233	2,752
Innoviva, Inc. (a)	829	10,984
iTeos Therapeutics, Inc. (a)	217	4,238
Organogenesis Holdings, Inc. (a)	1,149	3,091
REGENXBIO, Inc. (a)	202	4,581
Vir Biotechnology, Inc. (a)	584	14,781
		$82,081

Building Materials — 0.22%
SPX Technologies, Inc. (a)	185	12,145

Chemicals — 2.82%
AdvanSix, Inc.	421	16,006
American Vanguard Corp.	615	13,352
Balchem Corp.	110	13,432
Hawkins, Inc.	256	9,882
HB Fuller Co.	349	24,995

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Innospec, Inc.	184	$18,926
Koppers Holdings, Inc.	354	9,983
Mativ Holdings, Inc.	244	5,100
Minerals Technologies, Inc.	276	16,759
Quaker Chemical Corp.	43	7,177
Rogers Corp. (a)	63	7,518
Stepan Co.	90	9,581
Trinseo PLC	208	4,724
		$157,435

Coal — 0.87%
CONSOL Energy, Inc.	233	15,145
SunCoke Energy, Inc.	1,360	11,737
Warrior Met Coal, Inc.	624	21,615
		$48,497

Commercial Services — 5.10%
Aaron's Co., Inc.	338	4,039
ABM Industries, Inc.	678	30,117
Adtalem Global Education, Inc. (a)	220	7,810
Alarm.com Holdings, Inc. (a)	178	8,807
AMN Healthcare Services, Inc. (a)	224	23,032
CoreCivic, Inc. (a)	1,102	12,739
CorVel Corp. (a)	47	6,830
Cross Country Healthcare, Inc. (a)	522	13,870
Deluxe Corp.	272	4,619
EVERTEC, Inc.	272	8,807
Forrester Research, Inc. (a)	232	8,296
GEO Group, Inc. (a)	1,252	13,709
Green Dot Corp., Class A (a)	468	7,404
Heidrick & Struggles International, Inc.	346	9,678
Kelly Services, Inc., Class A	570	9,633
Korn Ferry	388	19,641
Medifast, Inc.	92	10,612
Monro, Inc.	302	13,650
Perdoceo Education Corp. (a)	985	13,691
PROG Holdings, Inc. (a)	272	4,594
Rent-A-Center, Inc.	242	5,457
Resources Connection, Inc.	722	13,270
Strategic Education, Inc.	119	9,320
Stride, Inc. (a)	453	14,170
TrueBlue, Inc. (a)	234	4,582
Viad Corp. (a)	120	2,927
WW International, Inc. (a)	760	2,934
		$284,238

Computers — 1.33%
ExlService Holdings, Inc. (a)	184	31,175
Insight Enterprises, Inc. (a)	221	22,160
NetScout Systems, Inc. (a)	291	9,460
TTEC Holdings, Inc.	193	8,517
Unisys Corp. (a)	520	2,657
		$73,969

Construction Materials — 2.30%
AAON, Inc.	168	12,654
Apogee Enterprises, Inc.	156	6,936
Boise Cascade Co.	381	26,163

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Gibraltar Industries, Inc. (a)	120	$5,505
Griffon Corp.	547	19,577
PGT Innovations, Inc. (a)	859	15,428
UFP Industries, Inc.	529	41,923
		$128,186

Distribution/Wholesale — 0.92%
G-III Apparel Group Ltd. (a)	291	3,990
KAR Auction Services, Inc. (a)	456	5,951
Resideo Technologies, Inc. (a)	845	13,900
ScanSource, Inc. (a)	465	13,587
Veritiv Corp.	112	13,631
		$51,059

Diversified Financial Services — 2.38%
Blucora, Inc. (a)	324	8,272
Brightsphere Investment Group, Inc.	290	5,968
Encore Capital Group, Inc. (a)	311	14,909
Enova International, Inc. (a)	312	11,971
EZCORP, Inc., Class A (a)	1,139	9,283
LendingTree, Inc. (a)	227	4,842
Mr Cooper Group, Inc. (a)	486	19,503
Piper Sandler Cos.	128	16,664
PRA Group, Inc. (a)	197	6,655
StoneX Group, Inc. (a)	167	15,915
Virtus Investment Partners, Inc.	58	11,104
WisdomTree Investments, Inc.	985	5,368
World Acceptance Corp. (a)	37	2,440
		$132,894

Electric — 0.41%
Avista Corp.	280	12,415
Unitil Corp.	202	10,375
		$22,790

Electrical Components & Equipment — 0.70%
Encore Wire Corp.	187	25,724
Insteel Industries, Inc.	289	7,953
Powell Industries, Inc.	146	5,136
		$38,813

Electronics — 2.09%
Advanced Energy Industries, Inc.	102	8,750
Badger Meter, Inc.	112	12,211
Benchmark Electronics, Inc.	409	10,916
Brady Corp., Class A	199	9,373
CTS Corp.	173	6,820
Knowles Corp. (a)	128	2,102
OSI Systems, Inc. (a)	232	18,449
Plexus Corp. (a)	109	11,219
Sanmina Corp. (a)	417	23,890
TTM Technologies, Inc. (a)	829	12,501
		$116,231

Energy — Alternate Sources — 0.39%
FutureFuel Corp.	1,096	8,911

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Energy — Alternate Sources (continued)
REX American Resources Corp. (a)	407	$12,967
		$21,878

Engineering & Construction — 2.05%
Arcosa, Inc.	329	17,878
Comfort Systems USA, Inc.	328	37,746
Exponent, Inc.	168	16,647
Frontdoor, Inc. (a)	579	12,043
Granite Construction, Inc.	62	2,175
MYR Group, Inc. (a)	155	14,271
NV5 Global, Inc. (a)	104	13,761
		$114,521

Entertainment — 0.48%
Cinemark Holdings, Inc. (a)	421	3,646
Golden Entertainment, Inc. (a)	130	4,862
Monarch Casino & Resort, Inc. (a)	151	11,610
Six Flags Entertainment Corp. (a)	292	6,789
		$26,907

Environmental Control — 0.09%
Harsco Corp. (a)	833	5,240

Food — 2.50%
B&G Foods, Inc.	95	1,059
Cal-Maine Foods, Inc.	165	8,984
Calavo Growers, Inc.	118	3,469
Chefs' Warehouse, Inc. (a)	151	5,025
Hostess Brands, Inc. (a)	891	19,994
J & J Snack Foods Corp.	67	10,031
John B Sanfilippo & Son, Inc.	18	1,464
Seneca Foods Corp., Class A (a)	147	8,960
Simply Good Foods Co. (a)	334	12,702
SpartanNash Co.	577	17,448
Tootsie Roll Industries, Inc.	161	6,854
TreeHouse Foods, Inc. (a)	396	19,555
United Natural Foods, Inc. (a)	614	23,768
		$139,313

Forest Products & Paper — 0.61%
Clearwater Paper Corp. (a)	223	8,432
Mercer International, Inc.	896	10,429
Sylvamo Corp.	307	14,917
		$33,778

Gas — 0.86%
Chesapeake Utilities Corp.	73	8,627
Northwest Natural Holding Co.	289	13,754
South Jersey Industries, Inc.	727	25,830
		$48,211

Hand/Machine Tools — 0.37%
Enerpac Tool Group Corp.	373	9,493
Franklin Electric Co., Inc.	141	11,245
		$20,738

Healthcare — Products — 1.43%
Artivion, Inc. (a)	216	2,618

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Avanos Medical, Inc. (a)	286	$7,739
Cutera, Inc. (a)	95	4,201
Glaukos Corp. (a)	140	6,115
Integer Holdings Corp. (a)	36	2,465
Lantheus Holdings, Inc. (a)	329	16,766
LeMaitre Vascular, Inc.	120	5,522
Meridian Bioscience, Inc. (a)	395	13,118
Merit Medical Systems, Inc. (a)	204	14,406
Orthofix Medical, Inc. (a)	56	1,150
Varex Imaging Corp. (a)	67	1,360
Zynex, Inc.	313	4,354
		$79,814

Healthcare — Services — 1.39%
Addus HomeCare Corp. (a)	142	14,127
Enhabit, Inc. (a)	323	4,251
Ensign Group, Inc.	319	30,181
Fulgent Genetics, Inc. (a)	119	3,544
Pediatrix Medical Group, Inc. (a)	353	5,245
Select Medical Holdings Corp.	612	15,196
U.S. Physical Therapy, Inc.	58	4,700
		$77,244

Home Builders — 2.76%
Cavco Industries, Inc. (a)	91	20,589
Century Communities, Inc.	239	11,952
Green Brick Partners, Inc. (a)	362	8,771
Installed Building Products, Inc.	164	14,038
LCI Industries	148	13,683
LGI Homes, Inc. (a)	151	13,983
M/I Homes, Inc. (a)	253	11,684
MDC Holdings, Inc.	418	13,209
Meritage Homes Corp. (a)	217	20,007
Tri Pointe Homes, Inc. (a)	753	13,998
Winnebago Industries, Inc.	224	11,805
		$153,719

Home Furnishings — 0.48%
Ethan Allen Interiors, Inc.	571	15,086
Sleep Number Corp. (a)	125	3,247
Sonos, Inc. (a)	462	7,808
Xperi, Inc.	52	448
		$26,589

Household Products — 0.91%
Edgewell Personal Care Co.	420	16,187
elf Beauty, Inc. (a)	337	18,636
Inter Parfums, Inc.	162	15,636
		$50,459

Household Products/Wares — 0.81%
Central Garden & Pet Co., Class A (a)	374	13,389
Central Garden & Pet Co. (a)	228	8,539
Quanex Building Products Corp.	706	16,718
WD-40 Co.	40	6,448
		$45,094

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Housewares — 0.04%
Tupperware Brands Corp. (a)	507	$2,099

Insurance — 3.16%
Ambac Financial Group, Inc. (a)	286	4,988
American Equity Investment Life Holding Co.	652	29,744
AMERISAFE, Inc.	132	6,860
Assured Guaranty Ltd.	230	14,320
Employers Holdings, Inc.	176	7,591
Genworth Financial, Inc., Class A (a)	4,080	21,583
Horace Mann Educators Corp.	379	14,163
James River Group Holdings Ltd.	63	1,317
Mercury General Corp.	202	6,908
NMI Holdings, Inc., Class A (a)	996	20,817
Palomar Holdings, Inc. (a)	165	7,452
ProAssurance Corp.	324	5,660
Safety Insurance Group, Inc.	84	7,078
SiriusPoint Ltd. (a)	243	1,434
Stewart Information Services Corp.	255	10,896
United Fire Group, Inc.	262	7,168
Universal Insurance Holdings, Inc.	744	7,879
		$175,858

Internet — 0.98%
Cars.com, Inc. (a)	815	11,223
Cogent Communications Holdings, Inc.	173	9,875
ePlus, Inc. (a)	236	10,450
HealthStream, Inc. (a)	59	1,466
Liquidity Services, Inc. (a)	259	3,641
Perficient, Inc. (a)	105	7,332
Shutterstock, Inc.	91	4,797
Yelp, Inc. (a)	218	5,960
		$54,744

Iron & Steel — 0.38%
ATI, Inc. (a)	344	10,272
Carpenter Technology Corp.	173	6,391
Haynes International, Inc.	102	4,660
		$21,323

Leisure Time — 0.10%
Vista Outdoor, Inc. (a)	233	5,678

Lodging — 0.15%
Marcus Corp.	578	8,317

Machinery — Diversified — 1.76%
Alamo Group, Inc.	55	7,788
Albany International Corp., Class A	216	21,295
Applied Industrial Technologies, Inc.	341	42,976
DXP Enterprises, Inc. (a)	301	8,293
Ichor Holdings Ltd. (a)	147	3,943
Lindsay Corp.	14	2,280
Tennant Co.	191	11,760
		$98,335

Media — 0.54%
AMC Networks, Inc., Class A (a)	360	5,641
EW Scripps Co., Class A (a)	351	4,630
Scholastic Corp.	306	12,075

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Thryv Holdings, Inc. (a)	421	$7,999
		$30,345

Metal Fabrication & Hardware — 1.58%
AZZ, Inc.	171	6,874
Mueller Industries, Inc.	530	31,270
Olympic Steel, Inc.	413	13,869
Standex International Corp.	199	20,380
TimkenSteel Corp. (a)	579	10,520
Tredegar Corp.	502	5,130
		$88,043

Mining — 0.69%
Arconic Corp. (a)	362	7,660
Century Aluminum Co. (a)	1,027	8,401
Livent Corp. (a)	1,141	22,671
		$38,732

Miscellaneous Manufacturers — 2.60%
EnPro Industries, Inc.	240	26,085
ESCO Technologies, Inc.	116	10,155
Fabrinet (a)	96	12,309
Federal Signal Corp.	244	11,339
Hillenbrand, Inc.	694	29,613
John Bean Technologies Corp.	89	8,128
Materion Corp.	174	15,227
Myers Industries, Inc.	786	17,473
Park Aerospace Corp.	97	1,301
Sturm Ruger & Co., Inc.	211	10,681
Trinity Industries, Inc.	93	2,750
		$145,061

Office & Business Equipment — 0.11%
Pitney Bowes, Inc.	1,626	6,179

Office Furnishings — 0.18%
HNI Corp.	58	1,649
Interface, Inc.	832	8,212
		$9,861

Oil & Gas — 3.27%
Callon Petroleum Co. (a)	521	19,324
Civitas Resources, Inc.	445	25,779
Helmerich & Payne, Inc.	268	13,285
Laredo Petroleum, Inc. (a)	158	8,124
Nabors Industries Ltd. (a)	85	13,164
Par Pacific Holdings, Inc. (a)	590	13,717
Patterson-UTI Energy, Inc.	623	10,491
PBF Energy, Inc., Class A	641	26,140
Ranger Oil Corp., Class A	353	14,272
SM Energy Co.	784	27,307
Talos Energy, Inc. (a)	561	10,592
		$182,195

Oil & Gas Services — 0.98%
Archrock, Inc.	670	6,017
Bristow Group, Inc. (a)	173	4,693
Dril-Quip, Inc. (a)	200	5,434

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services (continued)
Helix Energy Solutions Group, Inc. (a)	931	$6,871
NOW, Inc. (a)	475	6,033
Oil States International, Inc. (a)	782	5,834
ProPetro Holding Corp. (a)	506	5,247
RPC, Inc.	552	4,907
U.S. Silica Holdings, Inc. (a)	783	9,787
		$54,823

Packaging & Containers — 0.46%
Matthews International Corp., Class A	255	7,762
O-I Glass, Inc. (a)	1,067	17,680
		$25,442

Pharmaceuticals — 2.29%
AdaptHealth Corp. (a)	270	5,189
Amphastar Pharmaceuticals, Inc. (a)	337	9,443
Anika Therapeutics, Inc. (a)	50	1,480
Catalyst Pharmaceuticals, Inc. (a)	399	7,421
Corcept Therapeutics, Inc. (a)	594	12,064
Eagle Pharmaceuticals, Inc. (a)	138	4,034
Embecta Corp.	420	10,622
Enanta Pharmaceuticals, Inc. (a)	89	4,140
Harmony Biosciences Holdings, Inc. (a)	123	6,777
Ironwood Pharmaceuticals, Inc. (a)	742	9,193
Owens & Minor, Inc.	279	5,449
Pacira BioSciences, Inc. (a)	47	1,815
Phibro Animal Health Corp., Class A	736	9,870
Prestige Consumer Healthcare, Inc. (a)	361	22,599
Supernus Pharmaceuticals, Inc. (a)	248	8,846
USANA Health Sciences, Inc. (a)	165	8,778
		$127,720

Real Estate — 0.65%
Alexander & Baldwin, Inc. (a)	408	7,642
Anywhere Real Estate, Inc. (a)	595	3,802
Douglas Elliman, Inc.	870	3,541
Marcus & Millichap, Inc.	296	10,197
RE/MAX Holdings, Inc., Class A	219	4,082
St. Joe Co.	187	7,228
		$36,492

REITs — 5.84%
Acadia Realty Trust	495	7,103
Agree Realty Corp.	439	31,138
American Assets Trust, Inc.	67	1,775
Apollo Commercial Real Estate Finance, Inc.	165	1,775
Armada Hoffler Properties, Inc.	814	9,361
ARMOUR Residential REIT, Inc.	887	4,994
Brandywine Realty Trust	221	1,359
CareTrust REIT, Inc.	440	8,175
Centerspace	23	1,349
Chatham Lodging Trust	436	5,350
Community Healthcare Trust, Inc.	160	5,728
DiamondRock Hospitality Co.	730	5,979
Diversified Healthcare Trust	3,056	1,977
Easterly Government Properties, Inc.	425	6,065
Ellington Financial, Inc.	386	4,775
Elme Communities	102	1,816

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Essential Properties Realty Trust, Inc.	512	$12,017
Four Corners Property Trust, Inc.	601	15,584
Franklin BSP Realty Trust, Inc.	133	1,716
Franklin Street Properties Corp.	360	983
Getty Realty Corp.	404	13,675
Global Net Lease, Inc.	556	6,989
Granite Point Mortgage Trust, Inc.	142	761
Hersha Hospitality Trust, Class A	367	3,127
Hudson Pacific Properties, Inc.	154	1,498
Innovative Industrial Properties, Inc.	81	8,209
KKR Real Estate Finance Trust, Inc.	329	4,593
LTC Properties, Inc.	196	6,964
LXP Industrial Trust	271	2,715
New York Mortgage Trust, Inc.	567	1,452
NexPoint Residential Trust, Inc.	33	1,436
Office Properties Income Trust	347	4,632
Orion Office REIT, Inc.	129	1,102
PennyMac Mortgage Investment Trust	120	1,487
Ready Capital Corp.	529	5,893
Redwood Trust, Inc.	205	1,386
Retail Opportunity Investments Corp.	953	14,324
RPT Realty	155	1,556
Safehold, Inc.	103	2,948
Saul Centers, Inc.	215	8,746
Service Properties Trust	827	6,029
SITE Centers Corp.	191	2,609
Summit Hotel Properties, Inc.	584	4,216
Sunstone Hotel Investors, Inc.	889	8,588
Tanger Factory Outlet Centers, Inc.	520	9,329
Two Harbors Investment Corp.	760	11,985
Uniti Group, Inc.	1,853	10,247
Universal Health Realty Income Trust	194	9,260
Urban Edge Properties	939	13,230
Urstadt Biddle Properties, Inc., Class A	314	5,950
Veris Residential, Inc. (a)	485	7,726
Whitestone REIT	865	8,339
Xenia Hotels & Resorts, Inc.	398	5,246
		$325,266

Retail — 7.46%
Abercrombie & Fitch Co., Class A (a)	316	7,240
Academy Sports & Outdoors, Inc.	671	35,254
America's Car-Mart, Inc. (a)	108	7,804
American Eagle Outfitters, Inc. (a)	609	8,502
Asbury Automotive Group, Inc. (a)	122	21,868
Bloomin' Brands, Inc.	334	6,720
Boot Barn Holdings, Inc. (a)	96	6,002
Brinker International, Inc. (a)	203	6,478
Buckle, Inc.	133	6,031
Caleres, Inc.	567	12,633
Cato Corp., Class A	108	1,008
Cheesecake Factory, Inc.	196	6,215
Chico's FAS, Inc. (a)	1,764	8,679
Children's Place, Inc. (a)	214	7,794
Chuy's Holdings, Inc. (a)	332	9,396
Conn's, Inc. (a)	443	3,048
Dave & Buster's Entertainment, Inc. (a)	493	17,472
Designer Brands, Inc., Class A	605	5,917

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Dine Brands Global, Inc.	77	$4,974
El Pollo Loco Holdings, Inc.	527	5,249
Genesco, Inc. (a)	283	13,024
GMS, Inc. (a)	445	22,161
Group 1 Automotive, Inc.	97	17,496
Guess?, Inc.	498	10,304
Haverty Furniture Cos., Inc.	317	9,478
Hibbett, Inc.	150	10,233
Jack in the Box, Inc.	84	5,731
La-Z-Boy, Inc.	403	9,196
LL Flooring Holdings, Inc. (a)	521	2,928
MarineMax, Inc. (a)	277	8,648
Movado Group, Inc.	274	8,836
ODP Corp. (a)	174	7,924
Patrick Industries, Inc.	207	12,544
PC Connection, Inc.	298	13,976
PriceSmart, Inc.	120	7,294
Ruth's Hospitality Group, Inc.	675	10,449
Sally Beauty Holdings, Inc. (a)	1,244	15,575
Shoe Carnival, Inc.	332	7,938
Signet Jewelers Ltd.	147	9,996
Sonic Automotive, Inc., Class A	199	9,805
World Fuel Services Corp.	253	6,914
Zumiez, Inc. (a)	314	6,826
		$415,560

Savings & Loans — 2.10%
Axos Financial, Inc. (a)	408	15,594
Banc of California, Inc.	393	6,260
Berkshire Hills Bancorp, Inc.	249	7,445
Brookline Bancorp, Inc.	880	12,452
Capitol Federal Financial, Inc.	761	6,583
Northfield Bancorp, Inc.	651	10,240
Northwest Bancshares, Inc.	1,014	14,176
Pacific Premier Bancorp, Inc.	644	20,325
Provident Financial Services, Inc.	608	12,987
WSFS Financial Corp.	240	10,881
		$116,943

Semiconductors — 2.73%
Alpha & Omega Semiconductor Ltd. (a)	390	11,142
Axcelis Technologies, Inc. (a)	340	26,982
Cohu, Inc. (a)	216	6,923
Diodes, Inc. (a)	268	20,406
FormFactor, Inc. (a)	239	5,313
Kulicke & Soffa Industries, Inc.	376	16,642
MaxLinear, Inc. (a)	209	7,096
Onto Innovation, Inc. (a)	132	8,988
Photronics, Inc. (a)	954	16,056
Rambus, Inc. (a)	326	11,677
SMART Global Holdings, Inc. (a)	531	7,901
Ultra Clean Holdings, Inc. (a)	388	12,862
		$151,988

Software — 2.32%
Adeia, Inc.	129	1,223
Allscripts Healthcare Solutions, Inc. (a)	929	16,388
Apollo Medical Holdings, Inc. (a)	140	4,143

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Computer Programs and Systems, Inc. (a)	187	$5,090
Consensus Cloud Solutions, Inc. (a)	100	5,376
CSG Systems International, Inc.	260	14,872
Digi International, Inc. (a)	293	10,709
Donnelley Financial Solutions, Inc. (a)	373	14,416
Ebix, Inc.	520	10,379
NextGen Healthcare, Inc. (a)	374	7,024
PDF Solutions, Inc. (a)	177	5,048
Progress Software Corp.	343	17,304
Simulations Plus, Inc.	163	5,961
SPS Commerce, Inc. (a)	89	11,430
		$129,363

Telecommunications — 1.27%
ADTRAN Holdings, Inc.	292	5,487
ATN International, Inc.	121	5,482
Clearfield, Inc. (a)	104	9,791
Extreme Networks, Inc. (a)	471	8,624
Gogo, Inc. (a)	729	10,760
Harmonic, Inc. (a)	594	7,781
InterDigital, Inc.	152	7,521
NETGEAR, Inc. (a)	190	3,441
Telephone and Data Systems, Inc.	910	9,546
Viavi Solutions, Inc. (a)	211	2,218
		$70,651

Textiles — 0.05%
UniFirst Corp.	15	2,895

Transportation — 2.53%
ArcBest Corp.	270	18,911
Atlas Air Worldwide Holdings, Inc. (a)	240	24,192
Dorian LPG Ltd.	274	5,192
Forward Air Corp.	281	29,474
Heartland Express, Inc.	665	10,201
Hub Group, Inc., Class A (a)	357	28,378
Marten Transport Ltd.	503	9,949
Matson, Inc.	233	14,565
		$140,862

Water — 0.56%
American States Water Co.	135	12,494
California Water Service Group	198	12,007
Middlesex Water Co.	84	6,608
		$31,109
TOTAL COMMON STOCKS		$5,554,302
INVESTMENT COMPANIES — 0.29%	Shares Held	Value

Money Market Fund — 0.29%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (b)	16,352	$16,352
TOTAL INVESTMENT COMPANIES		$16,352
Total Investments		$5,570,654
Other Assets and Liabilities — 0.05%		2,985

Total Net Assets — 100.00%		$5,573,639

See accompanying notes.	127

Schedule of Investments

Principal U.S. Small-Cap Adaptive Multi-Factor ETF

December 31, 2022 (unaudited)

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.84%
Industrial	18.35%
Consumer, Non-cyclical	17.17%
Consumer, Cyclical	15.17%
Technology	6.49%
Energy	5.51%
Basic Materials	4.51%
Communications	2.79%
Utilities	1.83%
Money Market Fund	0.29%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value

Aerospace & Defense — 0.43%
AAR Corp. (a)	8,185	$367,507
Barnes Group, Inc.	7,139	291,628
Moog, Inc., Class A	3,845	337,437
		$996,572

Agriculture — 0.04%
Turning Point Brands, Inc.	4,245	91,819

Apparel — 1.63%
Crocs, Inc. (a)	20,812	2,256,645
Oxford Industries, Inc.	4,127	384,554
Steven Madden Ltd.	12,718	406,467
Urban Outfitters, Inc. (a)	30,707	732,362
		$3,780,028

Auto Parts & Equipment — 0.25%
American Axle & Manufacturing Holdings, Inc. (a)	23,905	186,937
Dorman Products, Inc. (a)	1,835	148,397
Methode Electronics, Inc.	3,979	176,548
Standard Motor Products, Inc.	1,913	66,572
		$578,454

Banks — 11.03%
Amalgamated Financial Corp.	18,618	428,959
Ameris Bancorp	26,443	1,246,523
Associated Banc-Corp.	71,767	1,657,100
Cadence Bank	59,746	1,473,336
Central Pacific Financial Corp.	13,007	263,782
City Holding Co.	4,419	411,365
Eagle Bancorp, Inc.	13,737	605,390
Enterprise Financial Services Corp.	8,727	427,274
FB Financial Corp.	14,353	518,717
First BanCorp	104,074	1,323,821
First Bancorp/Southern Pines NC	12,206	522,905
First Bancshares, Inc.	10,955	350,669
First Busey Corp.	12,419	306,998
First Commonwealth Financial Corp.	38,241	534,227
First Financial Bancorp	25,082	607,737
Hanmi Financial Corp.	13,291	328,952
Heartland Financial USA, Inc.	9,449	440,512
Heritage Financial Corp.	14,645	448,723
Hope Bancorp, Inc.	64,356	824,400
Kearny Financial Corp.	28,366	287,915
NBT Bancorp, Inc.	11,145	483,916
Pathward Financial, Inc.	18,098	779,119
Preferred Bank	4,988	372,205
Premier Financial Corp.	9,876	266,356
Renasant Corp.	18,442	693,235
S&T Bancorp, Inc.	10,090	344,876
Sandy Spring Bancorp, Inc.	13,250	466,797
Simmons First National Corp., Class A	44,887	968,661
SouthState Corp.	18,946	1,446,717
Texas Capital Bancshares, Inc. (a)	28,844	1,739,582
Tompkins Financial Corp.	3,573	277,193
TriCo Bancshares	7,146	364,374
Trustmark Corp.	17,935	626,111
United Bankshares, Inc.	41,978	1,699,689
United Community Banks, Inc.	44,667	1,509,745

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
WesBanco, Inc.	16,051	$593,566
		$25,641,447

Beverages — 0.21%
MGP Ingredients, Inc.	3,887	413,499
Vita Coco Co., Inc. (a)	5,984	82,699
		$496,198

Biotechnology — 3.27%
ACADIA Pharmaceuticals, Inc. (a)	36,388	579,297
Adicet Bio, Inc. (a)	8,365	74,783
ADMA Biologics, Inc. (a)	59,027	229,025
Agenus, Inc. (a)	64,698	155,275
Amicus Therapeutics, Inc. (a)	53,714	655,848
AnaptysBio, Inc. (a)	5,061	156,840
Avid Bioservices, Inc. (a)	14,779	203,507
Chinook Therapeutics, Inc. (a)	11,592	303,710
Cytek Biosciences, Inc. (a)	13,633	139,193
Dynavax Technologies Corp. (a)	48,527	516,327
Emergent BioSolutions, Inc. (a)	19,266	227,531
Evolus, Inc. (a)	10,340	77,653
Halozyme Therapeutics, Inc. (a)	23,673	1,346,994
Innoviva, Inc. (a)	15,034	199,200
Intercept Pharmaceuticals, Inc. (a)	13,057	161,515
iTeos Therapeutics, Inc. (a)	8,494	165,888
Karyopharm Therapeutics, Inc. (a)	33,037	112,326
Ligand Pharmaceuticals, Inc. (a)	2,982	199,198
Liquidia Corp. (a),(b)	9,616	61,254
Organogenesis Holdings, Inc. (a)	28,719	77,254
REGENXBIO, Inc. (a)	9,920	224,986
Rigel Pharmaceuticals, Inc. (a)	69,369	104,054
Syndax Pharmaceuticals, Inc. (a)	14,471	368,287
TransMedics Group, Inc. (a)	7,096	437,965
Vir Biotechnology, Inc. (a)	25,315	640,723
Xencor, Inc. (a)	7,382	192,227
		$7,610,860

Chemicals — 0.94%
AdvanSix, Inc.	6,366	242,036
American Vanguard Corp.	8,112	176,112
Balchem Corp.	3,337	407,481
Ingevity Corp. (a)	6,657	468,919
Intrepid Potash, Inc. (a)	8,913	257,318
Kronos Worldwide, Inc.	18,273	171,766
Quaker Chemical Corp.	2,749	458,808
		$2,182,440

Coal — 2.23%
Alpha Metallurgical Resources, Inc.	10,270	1,503,425
Arch Resources, Inc.	11,736	1,675,783
CONSOL Energy, Inc.	12,669	823,485
Ramaco Resources, Inc.	21,021	184,775
SunCoke Energy, Inc.	28,363	244,773
Warrior Met Coal, Inc.	21,380	740,603
		$5,172,844

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services — 6.96%
AMN Healthcare Services, Inc. (a)	12,647	$1,300,365
ASGN, Inc. (a)	7,558	615,826
Barrett Business Services, Inc.	1,515	141,319
Brink's Co.	8,230	442,033
Carriage Services, Inc.	1,996	54,970
CBIZ, Inc. (a)	7,179	336,336
Chegg, Inc. (a)	22,221	561,525
Cimpress PLC (a)	5,171	142,771
CoreCivic, Inc. (a)	34,035	393,445
CorVel Corp. (a)	1,090	158,410
CRA International, Inc.	1,340	164,056
Cross Country Healthcare, Inc. (a)	11,818	314,004
Ennis, Inc.	4,801	106,390
EVERTEC, Inc.	10,243	331,668
Evo Payments, Inc., Class A (a)	22,578	764,040
GEO Group, Inc. (a)	62,087	679,853
HealthEquity, Inc. (a)	15,541	957,947
Heidrick & Struggles International, Inc.	4,292	120,047
Herc Holdings, Inc.	6,849	901,123
Huron Consulting Group, Inc. (a)	3,846	279,220
I3 Verticals, Inc., Class A (a)	5,072	123,452
ICF International, Inc.	2,889	286,155
Insperity, Inc.	5,894	669,558
John Wiley & Sons, Inc., Class A	8,929	357,696
Kelly Services, Inc., Class A	6,895	116,525
Kforce, Inc.	4,408	241,691
Korn Ferry	12,142	614,628
Medifast, Inc.	4,009	462,438
Monro, Inc.	4,362	197,162
Multiplan Corp. (a)	66,778	76,795
Paya Holdings, Inc. (a)	9,593	75,497
Payoneer Global, Inc. (a)	84,485	462,133
Perdoceo Education Corp. (a)	8,302	115,398
Progyny, Inc. (a)	5,804	180,795
R1 RCM, Inc. (a)	53,097	581,412
Repay Holdings Corp. (a)	29,592	238,216
Resources Connection, Inc.	8,773	161,248
SP Plus Corp. (a)	3,183	110,514
StoneCo Ltd., Class A (a)	90,810	857,246
Strategic Education, Inc.	1,506	117,950
Stride, Inc. (a)	6,942	217,146
TriNet Group, Inc. (a)	6,939	470,464
TrueBlue, Inc. (a)	5,555	108,767
V2X, Inc. (a)	1,765	72,877
WW International, Inc. (a)	14,170	54,696
ZipRecruiter, Inc., Class A (a)	26,839	440,696
		$16,176,503

Computers — 2.42%
Conduent, Inc. (a)	21,817	88,359
ExlService Holdings, Inc. (a)	6,441	1,091,299
Insight Enterprises, Inc. (a)	7,036	705,500
KnowBe4, Inc., Class A (a)	13,327	330,243
Maximus, Inc.	11,720	859,427
Mitek Systems, Inc. (a)	6,961	67,452
NetScout Systems, Inc. (a)	14,508	471,655
Parsons Corp. (a)	10,916	504,865
Qualys, Inc. (a)	11,514	1,292,216

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
TTEC Holdings, Inc.	5,001	$220,694
		$5,631,710

Construction Materials — 1.60%
Apogee Enterprises, Inc.	3,824	170,015
Boise Cascade Co.	10,033	688,966
Gibraltar Industries, Inc. (a)	6,219	285,328
JELD-WEN Holding, Inc. (a)	53,847	519,623
Modine Manufacturing Co. (a)	5,265	104,563
PGT Innovations, Inc. (a)	15,602	280,212
Summit Materials, Inc., Class A (a)	29,513	837,884
UFP Industries, Inc.	10,527	834,265
		$3,720,856

Distribution/Wholesale — 0.31%
G-III Apparel Group Ltd. (a)	8,951	122,718
MRC Global, Inc. (a)	24,160	279,773
ScanSource, Inc. (a)	3,213	93,884
Titan Machinery, Inc. (a)	5,501	218,555
		$714,930

Diversified Financial Services — 2.33%
BGC Partners, Inc., Class A	160,753	606,039
Enact Holdings, Inc.	18,849	454,638
Encore Capital Group, Inc. (a)	26,317	1,261,637
Houlihan Lokey, Inc.	19,757	1,722,020
International Money Express, Inc. (a)	10,535	256,738
LendingTree, Inc. (a)	25,185	537,196
StepStone Group, Inc., Class A	22,813	574,431
		$5,412,699

Electric — 1.32%
ALLETE, Inc.	12,960	836,049
Clearway Energy, Inc., Class A	6,504	194,600
Otter Tail Corp.	6,424	377,153
Portland General Electric Co.	31,457	1,541,393
Unitil Corp.	2,302	118,231
		$3,067,426

Electrical Components & Equipment — 1.00%
Belden, Inc.	6,298	452,826
Encore Wire Corp.	8,714	1,198,698
Energizer Holdings, Inc.	16,255	545,355
Insteel Industries, Inc.	4,579	126,014
		$2,322,893

Electronics — 2.23%
Advanced Energy Industries, Inc.	5,343	458,322
Atkore, Inc. (a)	13,096	1,485,348
Badger Meter, Inc.	2,811	306,483
Benchmark Electronics, Inc.	3,827	102,143
CTS Corp.	4,046	159,493
GoPro, Inc., Class A (a)	29,057	144,704
Knowles Corp. (a)	31,109	510,810
Mesa Laboratories, Inc.	1,803	299,677
Napco Security Technologies, Inc. (a)	5,652	155,317
OSI Systems, Inc. (a)	2,938	233,630

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Sanmina Corp. (a)	9,327	$534,344
TTM Technologies, Inc. (a)	16,245	244,975
Vishay Intertechnology, Inc.	25,716	554,694
		$5,189,940

Energy — Alternate Sources — 0.08%
Montauk Renewables, Inc. (a)	9,783	107,906
REX American Resources Corp. (a)	2,545	81,084
		$188,990

Engineering & Construction — 2.09%
Arcosa, Inc.	6,475	351,851
Comfort Systems USA, Inc.	5,640	649,051
Dycom Industries, Inc. (a)	8,615	806,364
EMCOR Group, Inc.	9,102	1,348,097
Exponent, Inc.	6,881	681,838
Frontdoor, Inc. (a)	16,387	340,850
MYR Group, Inc. (a)	2,782	256,139
NV5 Global, Inc. (a)	2,065	273,241
Sterling Infrastructure, Inc. (a)	4,842	158,818
		$4,866,249

Entertainment — 0.33%
Accel Entertainment, Inc. (a)	4,563	35,135
Everi Holdings, Inc. (a)	8,598	123,381
Liberty Media Corp.-Liberty Braves, Class C (a)	4,374	140,974
Monarch Casino & Resort, Inc. (a)	763	58,667
RCI Hospitality Holdings, Inc.	962	89,649
Red Rock Resorts, Inc., Class A	7,965	318,680
		$766,486

Environmental Control — 0.08%
Heritage-Crystal Clean, Inc. (a)	5,718	185,721

Food — 1.63%
Cal-Maine Foods, Inc.	17,837	971,225
Hain Celestial Group, Inc. (a)	36,708	593,935
Ingles Markets, Inc., Class A	2,406	232,083
Simply Good Foods Co. (a)	13,234	503,289
SpartanNash Co.	5,800	175,392
Sprouts Farmers Market, Inc. (a)	38,731	1,253,722
Tootsie Roll Industries, Inc.	1,580	67,261
		$3,796,907

Food Service — 0.11%
Healthcare Services Group, Inc.	20,670	248,040

Forest Products & Paper — 0.50%
Resolute Forest Products, Inc. (a)	21,314	460,169
Sylvamo Corp.	14,437	701,494
		$1,161,663

Gas — 2.01%
Brookfield Infrastructure Corp., Class A	11,899	462,871
Northwest Natural Holding Co.	8,089	384,955
ONE Gas, Inc.	10,388	786,579
South Jersey Industries, Inc.	27,568	979,491
Southwest Gas Holdings, Inc. (a)	20,976	1,297,995

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas (continued)
Spire, Inc.	10,982	$756,221
		$4,668,112

Hand/Machine Tools — 0.27%
Kennametal, Inc.	25,799	620,724

Healthcare — Products — 4.85%
Artivion, Inc. (a)	8,529	103,371
Atrion Corp.	105	58,742
Avanos Medical, Inc. (a)	6,743	182,466
CONMED Corp.	8,526	755,745
Glaukos Corp. (a)	9,262	404,564
Haemonetics Corp. (a)	9,047	711,547
Inogen, Inc. (a)	5,418	106,789
Integer Holdings Corp. (a)	4,724	323,405
Lantheus Holdings, Inc. (a)	22,096	1,126,012
LeMaitre Vascular, Inc.	2,293	105,524
LivaNova PLC (a)	10,568	586,947
Meridian Bioscience, Inc. (a)	8,069	267,971
Merit Medical Systems, Inc. (a)	7,085	500,343
Neogen Corp. (a)	145,860	2,221,448
NuVasive, Inc. (a)	17,202	709,410
Omnicell, Inc. (a)	10,910	550,082
Orthofix Medical, Inc. (a)	5,554	114,024
Shockwave Medical, Inc. (a)	5,840	1,200,762
Silk Road Medical, Inc. (a)	7,240	382,634
STAAR Surgical Co. (a)	10,885	528,358
Varex Imaging Corp. (a)	5,945	120,684
ViewRay, Inc. (a)	19,667	88,108
Zimvie, Inc. (a)	12,321	115,078
		$11,264,014

Healthcare — Services — 2.14%
Addus HomeCare Corp. (a)	1,727	171,819
Agiliti, Inc. (a)	4,866	79,364
Cano Health, Inc. (a)	38,026	52,096
DocGo, Inc. (a)	16,251	114,895
Ensign Group, Inc.	5,697	538,993
Fulgent Genetics, Inc. (a)	7,877	234,577
Joint Corp. (a)	4,166	58,241
LHC Group, Inc. (a)	5,883	951,222
Medpace Holdings, Inc. (a)	7,755	1,647,240
ModivCare, Inc. (a)	2,226	199,739
OPKO Health, Inc. (a)	81,761	102,201
Pediatrix Medical Group, Inc. (a)	13,286	197,430
RadNet, Inc. (a)	5,956	112,152
Select Medical Holdings Corp.	14,275	354,448
U.S. Physical Therapy, Inc.	2,046	165,787
		$4,980,204

Holding Companies — Diversified — 0.12%
Professional Holding Corp., Class A (a)	10,330	286,554

Home Builders — 1.83%
Beazer Homes USA, Inc. (a)	8,182	104,402
Cavco Industries, Inc. (a)	1,060	239,825
Century Communities, Inc.	4,245	212,292

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Installed Building Products, Inc.	2,441	$208,950
KB Home	27,541	877,181
LGI Homes, Inc. (a)	3,693	341,972
Meritage Homes Corp. (a)	5,654	521,299
Skyline Champion Corp. (a)	6,176	318,126
Taylor Morrison Home Corp. (a)	18,931	574,556
Tri Pointe Homes, Inc. (a)	18,623	346,201
Winnebago Industries, Inc.	9,721	512,297
		$4,257,101

Home Furnishings — 0.13%
Ethan Allen Interiors, Inc.	3,850	101,717
Sleep Number Corp. (a)	7,527	195,551
		$297,268

Household Products — 0.51%
Edgewell Personal Care Co.	10,496	404,516
elf Beauty, Inc. (a)	14,317	791,730
		$1,196,246

Household Products/Wares — 0.38%
ACCO Brands Corp.	33,726	188,528
Central Garden & Pet Co., Class A (a)	3,769	134,930
Helen of Troy Ltd. (a)	5,072	562,536
		$885,994

Insurance — 2.76%
American Equity Investment Life Holding Co.	35,938	1,639,492
Essent Group Ltd.	43,954	1,708,931
Jackson Financial, Inc., Class A	48,006	1,670,129
NMI Holdings, Inc., Class A (a)	37,512	784,001
Palomar Holdings, Inc. (a)	13,783	622,440
		$6,424,993

Internet — 2.37%
1-800-Flowers.com, Inc., Class A (a)	14,657	140,121
Cargurus, Inc. (a)	51,711	724,471
Cars.com, Inc. (a)	15,219	209,566
ePlus, Inc. (a)	3,030	134,168
Figs, Inc., Class A (a)	69,593	468,361
Perficient, Inc. (a)	9,173	640,551
Q2 Holdings, Inc. (a)	16,108	432,822
QuinStreet, Inc. (a)	8,492	121,860
Revolve Group, Inc. (a)	22,960	511,090
Shutterstock, Inc.	12,458	656,786
Yelp, Inc. (a)	23,084	631,116
Ziff Davis, Inc. (a)	10,550	834,505
		$5,505,417

Leisure Time — 0.23%
Camping World Holdings, Inc., Class A	14,479	323,171
Malibu Boats, Inc., Class A (a)	2,963	157,928
MasterCraft Boat Holdings, Inc. (a)	2,079	53,784
		$534,883

Lodging — 0.08%
Target Hospitality Corp. (a)	11,649	176,366

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Construction & Mining — 0.33%
Terex Corp.	18,108	$773,574

Machinery — Diversified — 0.78%
Albany International Corp., Class A	3,530	348,023
Applied Industrial Technologies, Inc.	4,986	628,385
GrafTech International Ltd.	84,988	404,543
Kadant, Inc.	1,679	298,241
Tennant Co.	2,046	125,972
		$1,805,164

Media — 0.62%
AMC Networks, Inc., Class A (a)	15,653	245,283
Gannett Co., Inc. (a)	40,349	81,908
Liberty Latin America Ltd., Class C (a)	44,852	340,875
Scholastic Corp.	9,630	380,000
Sinclair Broadcast Group, Inc., Class A	25,029	388,200
		$1,436,266

Metal Fabrication & Hardware — 0.72%
AZZ, Inc.	5,256	211,291
Mueller Industries, Inc.	10,502	619,618
Proto Labs, Inc. (a)	6,590	168,243
Ryerson Holding Corp.	7,894	238,872
Standex International Corp.	1,612	165,085
TimkenSteel Corp. (a)	15,446	280,654
		$1,683,763

Mining — 0.29%
Constellium SE (a)	26,723	316,133
Kaiser Aluminum Corp.	4,837	367,419
		$683,552

Miscellaneous Manufacturers — 0.80%
EnPro Industries, Inc.	2,509	272,703
Fabrinet (a)	4,932	632,381
Hillenbrand, Inc.	10,429	445,005
LSB Industries, Inc. (a)	20,822	276,933
Smith & Wesson Brands, Inc.	12,933	112,258
Sturm Ruger & Co., Inc.	2,398	121,387
		$1,860,667

Office & Business Equipment — 0.27%
Xerox Holdings Corp.	43,037	628,340

Office Furnishings — 0.05%
Interface, Inc.	10,854	107,129

Oil & Gas — 4.60%
Berry Corp.	11,310	90,480
California Resources Corp.	14,224	618,886
Callon Petroleum Co. (a)	23,414	868,425
Chord Energy Corp.	7,397	1,011,984
Comstock Resources, Inc.	63,717	873,560
CVR Energy, Inc.	12,541	393,035
Denbury, Inc. (a)	12,561	1,093,058
HighPeak Energy, Inc. (b)	2,370	54,202
Magnolia Oil & Gas Corp., Class A	27,788	651,629
Matador Resources Co.	20,078	1,149,265
Par Pacific Holdings, Inc. (a)	11,935	277,489

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
PBF Energy, Inc., Class A	37,185	$1,516,404
Permian Resources Corp., Class B	114,141	1,072,925
Ranger Oil Corp., Class A	6,205	250,868
Ring Energy, Inc. (a)	33,969	83,564
SandRidge Energy, Inc. (a)	14,637	249,268
Sitio Royalties Corp. (b)	6,002	173,158
Talos Energy, Inc. (a)	13,455	254,030
		$10,682,230

Oil & Gas Services — 0.53%
ChampionX Corp.	32,761	949,741
NOW, Inc. (a)	23,190	294,513
		$1,244,254

Packaging & Containers — 0.69%
Greif, Inc., Class A	10,032	672,746
Matthews International Corp., Class A	5,214	158,714
O-I Glass, Inc. (a)	33,528	555,559
TriMas Corp.	3,964	109,962
UFP Technologies, Inc. (a)	997	117,536
		$1,614,517

Pharmaceuticals — 3.47%
AbCellera Biologics, Inc. (a)	30,612	310,100
Alector, Inc. (a)	11,377	105,010
Alkermes PLC (a)	35,895	937,936
Amneal Pharmaceuticals, Inc. (a)	28,983	57,676
Amphastar Pharmaceuticals, Inc. (a)	6,307	176,722
BellRing Brands, Inc. (a)	21,344	547,260
Catalyst Pharmaceuticals, Inc. (a)	41,790	777,294
Collegium Pharmaceutical, Inc. (a)	5,910	137,112
Corcept Therapeutics, Inc. (a)	11,311	229,727
Eagle Pharmaceuticals, Inc. (a)	4,262	124,578
Embecta Corp.	9,380	237,220
Harmony Biosciences Holdings, Inc. (a)	9,934	547,364
Herbalife Nutrition Ltd. (a)	26,293	391,240
Ironwood Pharmaceuticals, Inc. (a)	50,175	621,668
Option Care Health, Inc. (a)	20,831	626,805
Pacira BioSciences, Inc. (a)	8,890	343,243
PetIQ, Inc. (a)	12,750	117,555
Phibro Animal Health Corp., Class A	5,198	69,705
Prestige Consumer Healthcare, Inc. (a)	6,259	391,814
Revance Therapeutics, Inc. (a)	13,744	253,714
Senseonics Holdings, Inc. (a)	48,743	50,205
Seres Therapeutics, Inc. (a)	13,204	73,942
SIGA Technologies, Inc.	58,409	429,890
Supernus Pharmaceuticals, Inc. (a)	9,705	346,177
USANA Health Sciences, Inc. (a)	1,532	81,503
Vanda Pharmaceuticals, Inc. (a)	10,293	76,065
		$8,061,525

Pipelines — 0.07%
Kinetik Holdings, Inc.	4,671	154,517

Real Estate — 0.95%
Alexander & Baldwin, Inc. (a)	13,809	258,643
Anywhere Real Estate, Inc. (a)	87,639	560,013
Cushman & Wakefield PLC (a)	55,953	697,174

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate (continued)
Marcus & Millichap, Inc.	8,326	$286,831
McGrath RentCorp	2,357	232,730
RE/MAX Holdings, Inc., Class A	9,392	175,067
		$2,210,458

REITs — 5.48%
American Assets Trust, Inc.	14,734	390,451
Broadstone Net Lease, Inc.	61,683	999,881
CareTrust REIT, Inc.	36,904	685,676
City Office REIT, Inc.	18,934	158,667
Corporate Office Properties Trust	32,810	851,091
Empire State Realty Trust, Inc., Class A	58,762	396,056
Essential Properties Realty Trust, Inc.	50,514	1,185,564
Four Corners Property Trust, Inc.	22,828	591,930
Franklin Street Properties Corp.	51,100	139,503
Getty Realty Corp.	11,565	391,475
Industrial Logistics Properties Trust	67,021	219,159
Innovative Industrial Properties, Inc.	14,414	1,460,859
LTC Properties, Inc.	13,443	477,630
Necessity Retail REIT, Inc.	34,667	205,575
Office Properties Income Trust	18,093	241,542
Paramount Group, Inc.	67,985	403,831
Piedmont Office Realty Trust, Inc., Class A	61,550	564,414
PotlatchDeltic Corp.	27,053	1,190,062
Sabra Health Care REIT, Inc.	108,912	1,353,776
Uniti Group, Inc.	98,028	542,095
Universal Health Realty Income Trust	2,651	126,532
Whitestone REIT	15,846	152,755
		$12,728,524

Retail — 5.97%
Academy Sports & Outdoors, Inc.	25,449	1,337,090
Arko Corp.	5,327	46,132
Asbury Automotive Group, Inc. (a)	3,107	556,930
Bloomin' Brands, Inc.	21,099	424,512
BlueLinx Holdings, Inc. (a)	4,472	318,004
Boot Barn Holdings, Inc. (a)	11,324	707,976
Caleres, Inc.	8,950	199,406
Children's Place, Inc. (a)	5,495	200,128
Chuy's Holdings, Inc. (a)	1,710	48,393
Conn's, Inc. (a)	3,739	25,724
Container Store Group, Inc. (a)	7,927	34,165
Denny's Corp. (a)	8,515	78,423
Designer Brands, Inc., Class A	20,129	196,862
Dillard's, Inc., Class A (b)	2,538	820,282
Foot Locker, Inc.	41,498	1,568,209
Genesco, Inc. (a)	2,929	134,793
GMS, Inc. (a)	8,040	400,392
Group 1 Automotive, Inc.	3,293	593,958
Haverty Furniture Cos., Inc.	2,701	80,760
Hibbett, Inc.	4,726	322,408
Jack in the Box, Inc.	5,895	402,216
La-Z-Boy, Inc.	6,199	141,461
MarineMax, Inc. (a)	5,751	179,546
Movado Group, Inc.	2,520	81,270
Murphy USA, Inc.	5,027	1,405,248
National Vision Holdings, Inc. (a)	12,147	470,818
Nu Skin Enterprises, Inc., Class A	10,055	423,919

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
OneWater Marine, Inc., Class A (a)	1,435	$41,041
Patrick Industries, Inc.	3,544	214,766
PriceSmart, Inc.	2,610	158,636
Qurate Retail, Inc., Series A (a)	55,960	91,215
Rite Aid Corp. (a),(b)	27,922	93,259
Rush Enterprises, Inc., Class A	7,336	383,526
Ruth's Hospitality Group, Inc.	5,725	88,623
Sally Beauty Holdings, Inc. (a)	24,367	305,075
Shoe Carnival, Inc.	5,655	135,211
Texas Roadhouse, Inc.	11,403	1,037,103
Zumiez, Inc. (a)	6,352	138,092
		$13,885,572

Savings & Loans — 0.53%
OceanFirst Financial Corp.	19,418	412,633
Washington Federal, Inc.	24,286	814,795
		$1,227,428

Semiconductors — 3.54%
Alpha & Omega Semiconductor Ltd. (a)	9,489	271,101
Amkor Technology, Inc.	21,482	515,138
Axcelis Technologies, Inc. (a)	11,945	947,955
Diodes, Inc. (a)	5,884	448,008
FormFactor, Inc. (a)	14,074	312,865
Kulicke & Soffa Industries, Inc.	19,057	843,463
MaxLinear, Inc. (a)	19,313	655,676
Onto Innovation, Inc. (a)	8,272	563,240
Photronics, Inc. (a)	22,054	371,169
Power Integrations, Inc.	13,276	952,155
Rambus, Inc. (a)	18,399	659,052
Semtech Corp. (a)	32,627	936,069
SiTime Corp. (a)	5,731	582,384
Veeco Instruments, Inc. (a)	9,526	176,993
		$8,235,268

Software — 3.64%
8x8, Inc. (a)	31,621	136,603
ACI Worldwide, Inc. (a)	21,919	504,137
Adeia, Inc.	20,944	198,549
Allscripts Healthcare Solutions, Inc. (a)	33,318	587,729
Apollo Medical Holdings, Inc. (a)	7,573	224,085
Box, Inc., Class A (a)	33,971	1,057,517
Cerence, Inc. (a)	15,010	278,135
CommVault Systems, Inc. (a)	6,719	422,222
CSG Systems International, Inc.	4,508	257,858
Digi International, Inc. (a)	8,834	322,883
Ebix, Inc.	6,927	138,263
Envestnet, Inc. (a)	9,461	583,744
Everbridge, Inc. (a)	10,241	302,929
Evolent Health, Inc., Class A (a)	29,680	833,414
Health Catalyst, Inc. (a)	13,873	147,470
NextGen Healthcare, Inc. (a)	6,378	119,779
Privia Health Group, Inc. (a)	24,229	550,240
Progress Software Corp.	7,184	362,433
PubMatic, Inc., Class A (a)	17,609	225,571
Sapiens International Corp. NV	5,065	93,601
Simulations Plus, Inc.	3,389	123,936
SPS Commerce, Inc. (a)	3,831	492,015

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Upland Software, Inc. (a)		15,853	$113,032
Verra Mobility Corp. (a)		27,973	386,867
			$8,463,012

Telecommunications — 0.90%
A10 Networks, Inc.		14,985	249,200
Clearfield, Inc. (a)		7,119	670,183
EchoStar Corp., Class A (a)		7,773	129,654
Extreme Networks, Inc. (a)		27,166	497,409
InterDigital, Inc.		7,410	366,647
NETGEAR, Inc. (a)		4,908	88,884
U.S. Cellular Corp. (a)		4,177	87,090
			$2,089,067

Textiles — 0.17%
UniFirst Corp.		2,038	393,314

Toys, Games & Hobbies — 0.04%
Funko, Inc., Class A (a)		9,476	103,383

Transportation — 4.50%
Air Transport Services Group, Inc. (a)		11,732	304,797
ArcBest Corp.		7,958	557,378
Atlas Air Worldwide Holdings, Inc. (a)		16,083	1,621,167
Covenant Logistics Group, Inc.		4,169	144,122
Eagle Bulk Shipping, Inc.		12,082	603,375
FLEX LNG Ltd. (a)		10,384	339,453
Forward Air Corp.		5,836	612,138
Genco Shipping & Trading Ltd.		42,659	655,242
Golden Ocean Group Ltd. (a)		124,333	1,080,454
Heartland Express, Inc.		10,870	166,746
Hub Group, Inc., Class A (a)		9,351	743,311
International Seaways, Inc.		10,180	376,864
Marten Transport Ltd.		15,793	312,386
Matson, Inc.		13,631	852,074
Safe Bulkers, Inc.		44,975	130,877
Saia, Inc. (a)		8,540	1,790,667
SFL Corp. Ltd.		17,201	158,593
			$10,449,644
TOTAL COMMON STOCKS			$231,620,719
INVESTMENT COMPANIES — 0.75%		Shares Held	Value

Money Market Funds — 0.75%
Principal Government Money Market Fund — Class R-6 4.15% (c),(d),(e)		839,358	$839,358
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (e)		903,320	903,320
TOTAL INVESTMENT COMPANIES			$1,742,678
Total Investments			$233,363,397
Other Assets and Liabilities — (0.39)%			(916,744)

Total Net Assets — 100.00%			$232,446,653

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $827,014 or
0.36% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.

See accompanying notes.	140

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2022 (unaudited)

(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $839,358 or 0.36% of net assets.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.65%
Financial		23.08%
Industrial		15.53%
Consumer, Cyclical		10.93%
Technology		9.88%
Energy		7.50%
Communications		3.89%
Utilities		3.33%
Basic Materials		1.73%
Money Market Funds		0.75%
Diversified		0.12%
Other Assets and Liabilities		(0.39)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	December 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$2,434,127	$1,594,769	$839,358
Principal Government Money
Market Fund — Institutional Class
4.09%	5,359,834	17,843,390	23,203,224	—
	$5,359,834	$20,277,517	$24,797,993	$839,358

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.15%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.09%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	December 31, 2022 (unaudited)

COMMON STOCKS — 99.57%		Shares Held	Value
Advertising — 1.24%
Omnicom Group, Inc.		8,736	$712,596
Aerospace & Defense — 2.87%
Northrop Grumman Corp.		1,448	790,043
Raytheon Technologies Corp.		8,461	853,884
			$1,643,927

Agriculture — 3.86%
Altria Group, Inc.		14,733	673,445
Archer-Daniels-Midland Co.		7,794	723,673
Philip Morris International, Inc.		8,041	813,830
			$2,210,948

Auto Parts & Equipment — 1.13%
BorgWarner, Inc.		16,112	648,508
Banks — 7.01%
Bank of America Corp.		28,526	944,781
M&T Bank Corp.		3,596	521,636
Northern Trust Corp.		6,116	541,205
PNC Financial Services Group, Inc.		4,162	657,346
Wells Fargo & Co.		20,280	837,361
Zions Bancorp NA		10,490	515,689
			$4,018,018

Beverages — 3.74%
Coca-Cola Co.		15,440	982,138
Constellation Brands, Inc., Class A		2,598	602,087
Molson Coors Beverage Co., Class B		10,854	559,198
			$2,143,423

Biotechnology — 2.61%
Amgen, Inc.		3,201	840,711
Corteva, Inc.		11,176	656,925
			$1,497,636

Chemicals — 3.02%
CF Industries Holdings, Inc.		6,514	554,993
Eastman Chemical Co.		6,308	513,723
FMC Corp.		5,311	662,813
			$1,731,529

Computers — 7.02%
Accenture PLC, Class A		2,982	795,717
Apple, Inc.		14,155	1,839,159
International Business Machines Corp.		5,452	768,132
Leidos Holdings, Inc.		5,878	618,307
			$4,021,315

Construction Materials — 1.38%
Johnson Controls International PLC		12,387	792,768
Diversified Financial Services — 4.53%
American Express Co.		4,708	695,607
Franklin Resources, Inc.		23,401	617,319
Invesco Ltd.		33,375	600,416
Raymond James Financial, Inc.		6,372	680,848
			$2,594,190

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electronics — 1.53%
Honeywell International, Inc.	4,098	$878,201
Food — 5.92%
Conagra Brands, Inc.	17,669	683,790
General Mills, Inc.	9,024	756,663
Hershey Co.	2,837	656,964
J M Smucker Co.	4,518	715,922
Sysco Corp.	7,578	579,338
		$3,392,677

Household Products/Wares — 1.11%
Clorox Co.	4,534	636,256
Insurance — 4.17%
Arthur J Gallagher & Co.	3,885	732,478
Assurant, Inc.	3,237	404,819
Cincinnati Financial Corp.	4,912	502,940
Marsh & McLennan Cos., Inc.	4,511	746,480
		$2,386,717

Machinery — Construction & Mining — 1.54%
Caterpillar, Inc.	3,675	880,383
Machinery — Diversified — 3.87%
Deere & Co.	2,112	905,541
Dover Corp.	4,751	643,333
Otis Worldwide Corp.	8,520	667,201
		$2,216,075

Media — 0.91%
Fox Corp., Class A	17,060	518,112
Oil & Gas — 4.73%
Chevron Corp.	6,810	1,222,327
Hess Corp.	5,609	795,468
Phillips 66	6,630	690,051
		$2,707,846

Oil & Gas Services — 1.57%
Schlumberger Ltd.	16,809	898,609
Packaging & Containers — 2.72%
Amcor PLC	47,693	568,024
Packaging Corp. of America	3,941	504,093
Sealed Air Corp.	9,752	486,430
		$1,558,547

Pharmaceuticals — 9.31%
AmerisourceBergen Corp.	4,013	664,994
Becton Dickinson and Co.	2,726	693,222
Cardinal Health, Inc.	10,908	838,498
CVS Health Corp.	8,171	761,456
Johnson & Johnson	7,552	1,334,061
Organon & Co.	16,397	457,968
Viatris, Inc.	52,571	585,115
		$5,335,314

Pipelines — 1.14%
Williams Cos., Inc.	19,823	652,177

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	December 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
REITs — 8.18%
Essex Property Trust, Inc.		2,172	$460,290
Kimco Realty Corp.		28,954	613,245
Public Storage		2,048	573,829
Realty Income Corp.		9,109	577,784
Regency Centers Corp.		9,442	590,125
Simon Property Group, Inc.		6,081	714,396
Ventas, Inc.		11,456	516,093
VICI Properties, Inc.		19,772	640,613
			$4,686,375

Retail — 5.47%
Genuine Parts Co.		4,413	765,700
McDonald's Corp.		3,514	926,045
Ross Stores, Inc.		7,676	890,953
Walgreens Boots Alliance, Inc.		14,690	548,818
			$3,131,516

Semiconductors — 1.46%
Texas Instruments, Inc.		5,075	838,492
Shipbuilding — 1.09%
Huntington Ingalls Industries, Inc.		2,703	623,528
Software — 3.61%
Jack Henry & Associates, Inc.		3,200	561,792
Microsoft Corp.		6,275	1,504,870
			$2,066,662

Telecommunications — 2.10%
Corning, Inc.		18,030	575,878
Juniper Networks, Inc.		19,686	629,165
			$1,205,043

Toys, Games & Hobbies — 0.73%
Hasbro, Inc.		6,839	417,247
TOTAL COMMON STOCKS			$57,044,635
INVESTMENT COMPANIES — 0.38%		Shares Held	Value
Money Market Fund — 0.38%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.29% (a)		219,024	$219,024
TOTAL INVESTMENT COMPANIES			$219,024
Total Investments			$57,263,659
Other Assets and Liabilities — 0.05%			31,127
Total Net Assets — 100.00%			$57,294,786

(a) Current yield shown is as of period end.

See accompanying notes.	144

Schedule of Investments
Principal Value ETF
December 31, 2022 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	26.56%
Financial	23.89%
Industrial	15.00%
Technology	12.09%
Energy	7.43%
Consumer, Cyclical	7.33%
Communications	4.25%
Basic Materials	3.02%
Money Market Fund	0.38%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active High Yield ETF
For a share outstanding:
	Period ended
	December 31,		Year ended		Year ended			Year ended		Year ended		Year ended
	2022	(a)	June 30, 2022	June 30, 2021			June 30, 2020			June 30, 2019		June 30, 2018

Net asset value, beginning of period	$17.71		$20.85 (b)		$18.07	(b)		$19.96	(b)	$20.14	(b)	$20.66	(b)

Investment Operations:
Net investment income (loss) (c)	0.53		0.90		0.77	(b)		0.94	(b)	0.96	(b)	0.89	(b)
Net realized and change in unrealized gain (loss)	0.27		(2.90)		2.82	(b)		(1.86	) (b)	(0.01	) (b)	(0.25	) (b)
Total from investment operations	0.80		(2.00)		3.59	(b)		(0.92	) (b)	0.95	(b)	0.64	(b)

Dividends to Shareholders from:
Net investment income	(0.70)		(1.14)		(0.81	) (b)		(0.97	) (b)	(0.96	) (b)	(0.94	) (b)
Net realized gains	—		—	—	(b)		—	(b)		(0.17	) (b)	(0.22	) (b)
Total dividends to stockholders	(0.70)		(1.14)		(0.81	) (b)		(0.97	) (b)	(1.13	) (b)	(1.16	) (b)

Net asset value, end of period	$17.81		$17.71		$20.85	(b)		$18.07	(b)	$19.96	(b)	$20.14	(b)
Total return	4.54	% (d)	(10.65)%		20.25%			(4.78)%		4.95%		3.10%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$187,891		$218,775		$232,443			$270,096		$216,519		$292,967
Ratio of expenses to average net assets	0.39	% (e)	0.41%		0.49%			0.49%		0.61%		0.65	% (f)
Ratio of gross expenses to average net assets	—% (g)		—% (g)		—% (g)			—% (g)		—% (g)		0.68%
Ratio of net investment income (loss) to average
net assets	5.85	% (e)	4.46%		3.90%			4.89%		4.84%		4.34%
Portfolio turnover rate (h)	14.4%		110.5%		19.5%			10.6%		17.9%		11.0%

(a) Six months ended December 31, 2022.
(b)			Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021, see Notes to Financial Statements.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Includes reimbursement from Advisor.
(g)	Ratio is not applicable as there was no waiver during the period.
(h)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.
146

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Year ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$32.29		$60.76	$44.34	$34.37	$34.74	$28.56

Investment Operations:
Net investment income (loss) (b)	(0.04)		(0.14)	(0.15)	(0.10)	(0.13)	(0.12)
Net realized and change in unrealized gain (loss)	1.45		(27.88)	16.79	10.07	(0.24)	6.35
Total from investment operations	1.41		(28.02)	16.64	9.97	(0.37)	6.23

Dividends to Shareholders from:
Net investment income	—		(0.45)	—	—	—	—
Net realized gains	—		—	(0.22)	—	—	(0.05)
Total dividends to stockholders	—		(0.45)	(0.22)	—	—	(0.05)

Net asset value, end of period	$33.70		$32.29	$60.76	$44.34	$34.37	$34.74
Total return	4.38	% (c)	(46.36)%	37.51%	29.01%	(1.05)%	21.83%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$55,608		$53,275	$176,197	$95,338	$56,713	$52,104
Ratio of expenses to average net assets	0.42	% (d)	0.42%	0.42%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average
net assets	(0.20	)% (d)	(0.29)%	(0.27)%	(0.29)%	(0.39)%	(0.38)%
Portfolio turnover rate (e)	40.6%		46.2%	45.8%	36.1%	34.5%	33.6%

(a) Six months ended December 31, 2022.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e)				Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.
147

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal International Adaptive Multi-Factor ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021 (b)

Net asset value, beginning of period	$20.29		$24.80	$25.00

Investment Operations:
Net investment income (loss) (c)	0.22		0.59	0.07
Net realized and change in unrealized gain (loss)	0.49		(4.42)	(0.27)
Total from investment operations	0.71		(3.83)	(0.20)

Dividends to Shareholders from:
Net investment income	(0.58)		(0.68)	—
Total dividends to stockholders	(0.58)		(0.68)	—

Net asset value, end of period	$20.42		$20.29	$24.80
Total return	3.70	% (d)	(15.82)%	(0.80	)% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,254		$14,201	$47,118
Ratio of expenses to average net assets	0.24	% (e)	0.24%	0.24	% (e)
Ratio of net investment income (loss) to average
net assets	2.20	% (e)	2.41%	2.76	% (e)
Portfolio turnover rate (f)	42.5%		111.9%	1.5%

(a)	Six months ended December 31, 2022.
(b)	Period from May 26, 2021, date operations commenced, through June 30, 2021.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

  See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal Investment Grade Corporate Active ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 (b)

Net asset value, beginning of period	$21.84		$26.74	$26.67	$26.20	$24.59	$25.00

Investment Operations:
Net investment income (loss) (c)	0.36		0.65	0.62	0.88	0.95	0.19
Net realized and change in unrealized gain (loss)	(0.70)		(4.68)	0.69	1.39	1.66	(0.52)
Total from investment operations	(0.34)		(4.03)	1.31	2.27	2.61	(0.33)

Dividends to Shareholders from:
Net investment income	(1.12)		(0.80)	(0.79)	(0.95)	(0.98)	(0.08)
Net realized gains	—		(0.07)	(0.45)	(0.85)	(0.02)	—
Total dividends to stockholders	(1.12)		(0.87)	(1.24)	(1.80)	(1.00)	(0.08)

Net asset value, end of period	$20.38		$21.84	$26.74	$26.67	$26.20	$24.59
Total return	(1.52	)% (d)	(15.47)%	4.90%	8.98%	10.95%	(1.32	)% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$21,397		$369,026	$481,271	$110,693	$120,540	$228,710
Ratio of expenses to average net assets	0.19	% (e)	0.19%	0.25%	0.26%	0.26%	0.26	% (e)
Ratio of net investment income (loss) to average
net assets	3.29	% (e)	2.58%	2.30%	3.37%	3.86%	3.83	% (e)
Portfolio turnover rate (f)	35.0%		46.9%	67.8%	73.3%	92.8%	47.8	% (e)

(a)	Six months ended December 31, 2022.
(b)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Millennial Global Growth ETF (a)
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Year ended
	2022	(b)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$39.35		$66.53	$42.85	$38.24	$36.76	$28.92

Investment Operations:
Net investment income (loss) (c)	0.27		2.18	0.27	0.34	0.17	0.23
Net realized and change in unrealized gain (loss)	0.45		(27.57)	23.81	4.59	1.54	7.91
Total from investment operations	0.72		(25.39)	24.08	4.93	1.71	8.14

Dividends to Shareholders from:
Net investment income	(0.78)		(1.79)	(0.40)	(0.32)	(0.23)	(0.23)
Net realized gains	—		—	—	—	—	(0.07)
Total dividends to stockholders	(0.78)		(1.79)	(0.40)	(0.32)	(0.23)	(0.30)

Net asset value, end of period	$39.29		$39.35	$66.53	$42.85	$38.24	$36.76
Total return	2.01	% (d)	(38.99)%	56.45%	12.96%	4.70%	28.31%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$25,537		$23,607	$126,399	$25,708	$21,031	$20,217
Ratio of expenses to average net assets	0.43	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding
interest expense	—% (f)		—% (f)	—% (f)	—% (f)	—% (f)	0.45%
Ratio of net investment income (loss) to average
net assets	1.41	% (e)	3.78%	0.46%	0.88%	0.47%	0.66%
Portfolio turnover rate (g)	1.1%		28.4%	55.7%	47.4%	32.9%	35.6%

(a)	Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.
(b)	Six months ended December 31, 2022.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no interest expense in the period.
(g)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Quality ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended		Year ended		Year ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019		June 30, 2018

Net asset value, beginning of period	$47.88		$53.17	$39.89	$37.79		$33.32		$29.03

Investment Operations:
Net investment income (loss) (b)	0.31		0.61	0.57	0.51		0.46		0.39
Net realized and change in unrealized gain (loss)	2.21		(5.36)	13.22	1.00		4.48		4.20
Net realized gain due from reimbursement from
Advisor	—		—	—	1.13	(c)	—		—
Total from investment operations	2.52		(4.75)	13.79	2.64		4.94		4.59

Dividends to Shareholders from:
Net investment income	(0.61)		(0.54)	(0.51)	(0.54)		(0.47)		(0.27)
Net realized gains	—		—	—	—		—		(0.03)
Total dividends to stockholders	(0.61)		(0.54)	(0.51)	(0.54)		(0.47)		(0.30)

Net asset value, end of period	$49.79		$47.88	$53.17	$39.89		$37.79		$33.32
Total return	5.28	% (d)	(9.07)%	34.83%	7.05	% (c)	15.03%		15.89%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$27,384		$45,489	$58,486	$17,951		$20,786		$21,655
Ratio of expenses to average net assets	0.15	% (e)	0.15%	0.15%	0.29	% (f)	0.29	% (f)	0.29	% (f)
Ratio of gross expenses to average net assets	—% (g)		—% (g)	—% (g)	0.34%		0.40%		0.40%
Ratio of net investment income (loss) to average
net assets	1.25	% (e)	1.11%	1.22%	1.32%		1.32%		1.22%
Portfolio turnover rate (h)	0.4%		96.0%	45.1%	103.7%		40.4%		63.5%

(a) Six months ended December 31, 2022.
(b)	Calculated on average shares outstanding during the period.
(c)			During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(d)	Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Includes reimbursement from Advisor.
(g)	Ratio is not applicable as there was no waiver during the period.
(h)			Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.
151

		Financial Highlights
	Principal Exchange-Traded Funds
		(unaudited)
Principal Real Estate Active Opportunities ETF
For a share outstanding:
	Period ended
	December 31,	Period ended
	2022 (a)	June 30, 2022 (b)

Net asset value, beginning of period	$24.50	$25.00

Investment Operations:
Net investment income (loss) (c)	0.29	0.10
Net realized and change in unrealized gain (loss)	(2.02)	(0.60)
Total from investment operations	(1.73)	(0.50)

Dividends to Shareholders from:
Net investment income	(0.31)	—
Net realized gains	(0.10)	—
Total dividends to stockholders	(0.41)	—

Net asset value, end of period	$22.36	$24.50
Total return (d)	(7.05)%	(2.01)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$4,920	$5,390
Ratio of expenses to average net assets (e)	0.65%	0.65%
Ratio of net investment income (loss) to average
net assets (e)	2.45%	3.51%
Portfolio turnover rate (f)	8.7%	16.2%

(a)	Six months ended December 31, 2022.
(b)	Period from May 18, 2022, date operations commenced, through June 30, 2022.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended		Year ended			Year ended		Period ended
	2022	(a)	June 30, 2022	June 30, 2021		June 30, 2020			June 30, 2019		June 30, 2018 (b)

Net asset value, beginning of period	$17.20		$20.64	$19.31 (c)		$19.36	(c)		$18.89	(c)	$20.00	(c)

Investment Operations:
Net investment income (loss) (d)	0.33		0.64	0.70		0.80	(c)		0.68	(c)	0.94	(c)
Net realized and change in unrealized gain (loss)	0.01		(3.27)	1.86		0.08	(c)		0.77	(c)	(1.18	) (c)
Total from investment operations	0.34		(2.63)	2.56		0.88	(c)		1.45	(c)	(0.24	) (c)

Dividends to Shareholders from:
Net investment income	(0.46)		(0.81)	(1.23)		(0.93	) (c)		(0.98	) (c)	(0.87	) (c)
Net realized gains	—		—	—	—	(c)		—	(c)		(0.00) (c),(e)
Total dividends to stockholders	(0.46)		(0.81)	(1.23)		(0.93	) (c)		(0.98	) (c)	(0.87	) (c)

Net asset value, end of period	$17.08		$17.20	$20.64		$19.31	(c)		$19.36	(c)	$18.89	(c)
Total return	1.96	% (f)	(13.15)%	11.58%		4.60%			7.99%		(1.28	)% (f)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$452,618		$344,957	$363,333		$139,995			$67,750		$51,949
Ratio of expenses to average net assets	0.55	% (g)	0.55%	0.55%		0.55%			0.55%		0.55	% (g)
Ratio of net investment income (loss) to average
net assets	3.84	% (g)	3.24%	3.43%		4.10%			3.65%		4.93	% (g)
Portfolio turnover rate (h)	4.0%		9.2%	12.6%		41.9%			27.6%		41.0	% (g)

(a)	Six months ended December 31, 2022.
(b)	Period from July 7, 2017, date operations commenced, through June 30, 2018.
(c)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020, see Notes to Financial Statements.
(d)	Calculated on average shares outstanding during the period.
(e)	Reflects an amount rounding to less than one cent.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020 (b)

Net asset value, beginning of period	$18.34		$21.57	$19.95	$20.00

Investment Operations:
Net investment income (loss) (c)	0.43		0.84	0.88	0.03
Net realized and change in unrealized gain (loss)	(0.25)		(2.98)	1.76	(0.08)
Total from investment operations	0.18		(2.14)	2.64	(0.05)

Dividends to Shareholders from:
Net investment income	(0.59)		(1.00)	(0.98)	—
Net realized gains	—		(0.09)	(0.04)	—
Total dividends to stockholders	(0.59)		(1.09)	(1.02)	—

Net asset value, end of period	$17.93		$18.34	$21.57	$19.95
Total return	0.98	% (d)	(10.38)%	13.42%	(0.26)%	(d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,614		$21,088	$22,647	$19,948
Ratio of expenses to average net assets	0.60	% (e)	0.60%	0.60%	0.60	% (e)
Ratio of net investment income (loss) to average
net assets	4.72	% (e)	4.09%	4.15%	4.35	% (e)
Portfolio turnover rate (f)	4.1%		6.7%	15.5%	6.3%

(a)	Six months ended December 31, 2022.
(b)	Period from June 16, 2020, date operations commenced, through June 30, 2020.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

  See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal Ultra-Short Active Income ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 (b)

Net asset value, beginning of period	$24.11		$24.73	$25.02	$25.09	$25.00

Investment Operations:
Net investment income (loss) (c)	0.33		0.14	0.18	0.55	0.12
Net realized and change in unrealized gain (loss)	0.04		(0.48)	(0.04)	0.07	0.04
Total from investment operations	0.37		(0.34)	0.14	0.62	0.16

Dividends to Shareholders from:
Net investment income	(0.40)		(0.28)	(0.43)	(0.69)	(0.07)
Total dividends to stockholders	(0.40)		(0.28)	(0.43)	(0.69)	(0.07)

Net asset value, end of period	$24.08		$24.11	$24.73	$25.02	$25.09
Total return	1.53	% (d)	(1.40)%	0.57%	2.54%	0.62	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$7,223		$8,439	$8,657	$12,509	$12,543
Ratio of expenses to average net assets	0.18	% (e)	0.18%	0.18%	0.18%	0.18	% (e)
Ratio of net investment income (loss) to average
net assets	2.72	% (e)	0.56%	0.72%	2.19%	2.51	% (e)
Portfolio turnover rate (f)	9.6%		61.3%	88.1%	32.7%	0.0	% (e)

(a)	Six months ended December 31, 2022.
(b)	Period from April 24, 2019, date operations commenced, through June 30, 2019.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021 (b)

Net asset value, beginning of period	$23.18		$25.95	$25.00

Investment Operations:
Net investment income (loss) (c)	0.20		0.32	0.03
Net realized and change in unrealized gain (loss)	—		(2.85)	0.92
Total from investment operations	0.20		(2.53)	0.95

Dividends to Shareholders from:
Net investment income	(0.51)		(0.24)	—
Total dividends to stockholders	(0.51)		(0.24)	—

Net asset value, end of period	$22.87		$23.18	$25.95
Total return	0.87	% (d)	(9.89)%	3.80	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,717		$12,750	$29,842
Ratio of expenses to average net assets	0.15	% (e)	0.15%	0.15	% (e)
Ratio of net investment income (loss) to average
net assets	1.67	% (e)	1.19%	0.99	% (e)
Portfolio turnover rate (f)	42.3%		106.6%	0.4%

(a)	Six months ended December 31, 2022.
(b)	Period from May 19, 2021, date operations commenced, through June 30, 2021.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal U.S. Mega-Cap ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 (b)

Net asset value, beginning of period	$36.61		$39.68	$30.04	$29.07	$26.02	$25.00

Investment Operations:
Net investment income (loss) (c)	0.28		0.68	0.59	0.60	0.63	0.38
Net realized and change in unrealized gain (loss)	(0.26)		(3.05)	9.60	1.00	3.04	0.80
Total from investment operations	0.02		(2.37)	10.19	1.60	3.67	1.18

Dividends to Shareholders from:
Net investment income	(0.48)		(0.70)	(0.55)	(0.63)	(0.62)	(0.16)
Total dividends to stockholders	(0.48)		(0.70)	(0.55)	(0.63)	(0.62)	(0.16)

Net asset value, end of period	$36.15		$36.61	$39.68	$30.04	$29.07	$26.02
Total return	0.03	% (d)	(6.18)%	34.25%	5.62%	14.32%	4.73	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,064,587		$1,367,427	$1,958,064	$1,505,046	$1,618,941	$1,666,525
Ratio of expenses to average net assets (e)	0.12	% (f)	0.12%	0.12%	0.12%	0.12%	0.12	% (f)
Ratio of gross expenses to average net assets	0.15	% (f)	0.15%	0.15%	0.15%	0.15%	0.15	% (f)
Ratio of net investment income (loss) to average
net assets	1.47	% (f)	1.65%	1.67%	2.05%	2.30%	2.02	% (f)
Portfolio turnover rate (g)	11.9%		41.1%	42.9%	42.9%	27.0%	39.8	% (f)

(a)	Six months ended December 31, 2022.
(b)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Period ended
	2022	(a)	June 30, 2022	June 30, 2021 (b)

Net asset value, beginning of period	$21.85		$25.61	$25.00

Investment Operations:
Net investment income (loss) (c)	0.22		0.39	0.03
Net realized and change in unrealized gain (loss)	0.54		(3.71)	0.58
Total from investment operations	0.76		(3.32)	0.61

Dividends to Shareholders from:
Net investment income	(0.32)		(0.31)	—
Net realized gains	—		(0.13)	—
Total dividends to stockholders	(0.32)		(0.44)	—

Net asset value, end of period	$22.29		$21.85	$25.61
Total return	3.53	% (d)	(13.25)%	2.44	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,574		$5,463	$6,403
Ratio of expenses to average net assets	0.19	% (e)	0.19%	0.19	% (e)
Ratio of net investment income (loss) to average
net assets	1.92	% (e)	1.55%	0.96	% (e)
Portfolio turnover rate (f)	66.8%		128.4%	0.2%

(a)	Six months ended December 31, 2022.
(b)	Period from May 19, 2021, date operations commenced, through June 30, 2021.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-Cap Multi-Factor ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Year ended	Year ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$38.04		$46.92	$27.36	$31.43	$33.45	$28.84

Investment Operations:
Net investment income (loss) (b)	0.38		0.62	0.54	0.45	0.40	0.29
Net realized and change in unrealized gain (loss)	1.38		(8.90)	19.51	(4.11)	(2.03)	4.64
Total from investment operations	1.76		(8.28)	20.05	(3.66)	(1.63)	4.93

Dividends to Shareholders from:
Net investment income	(0.73)		(0.60)	(0.49)	(0.41)	(0.39)	(0.30)
Net realized gains	—		—	—	—	—	(0.02)
Total dividends to stockholders	(0.73)		(0.60)	(0.49)	(0.41)	(0.39)	(0.32)

Net asset value, end of period	$39.07		$38.04	$46.92	$27.36	$31.43	$33.45
Total return	4.64	% (c)	(17.88)%	74.05%	(11.71)%	(4.84)%	17.14%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$232,447		$616,265	$1,628,003	$328,305	$355,200	$351,176
Ratio of expenses to average net assets	0.38	% (d)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average
net assets	1.86	% (d)	1.37%	1.39%	1.54%	1.27%	0.94%
Portfolio turnover rate (e)	39.4%		70.6%	93.1%	80.4%	81.9%	76.3%

(a)	Six months ended December 31, 2022.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Value ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended		Year ended		Year ended
	2022	(a)	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019		June 30, 2018

Net asset value, beginning of period	$38.90		$42.38	$27.75	$31.99		$32.49		$29.16

Investment Operations:
Net investment income (loss) (b)	0.48		1.63	1.16	0.87		0.71		0.61
Net realized and change in unrealized gain (loss)	2.63		(3.89)	14.52	(4.36)		(0.51)		3.21
Total from investment operations	3.11		(2.26)	15.68	(3.49)		0.20		3.82

Dividends to Shareholders from:
Net investment income	(1.09)		(1.22)	(1.05)	(0.75)		(0.70)		(0.47)
Net realized gains	—		—	—	—		—		(0.02)
Total dividends to stockholders	(1.09)		(1.22)	(1.05)	(0.75)		(0.70)		(0.49)

Net asset value, end of period	$40.92		$38.90	$42.38	$27.75		$31.99		$32.49
Total return	8.17	% (c)	(5.58)%	57.97%	(11.09)%		0.68%		13.17%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$57,295		$215,875	$44,498	$31,907		$14,395		$14,622
Ratio of expenses to average net assets	0.15	% (d)	0.15%	0.15%	0.29	% (e)	0.29	% (e)	0.29	% (e)
Ratio of gross expenses to average net assets	—% (f)		—% (f)	—% (f)	0.32%		0.40%		0.40%
Ratio of net investment income (loss) to average
net assets	2.37	% (d)	3.83%	3.31%	2.95%		2.26%		1.90%
Portfolio turnover rate (g)	0.9%		298.2%	44.8%	47.6%		49.2%		55.5%

(a)	Six months ended December 31, 2022.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes reimbursement from Advisor.
(f)	Ratio is not applicable as there was no waiver during the period.
(g)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

See accompanying notes.

	Shareholder Expense Example
	Principal Exchange-Traded Funds
	December 31, 2022 (unaudited)

As a shareholder of Principal Exchange-Traded Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal
Exchange-Traded Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2022 through December 31, 2022, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized		Expenses
		Ending	Expense		Paid During
	Beginning	Account	Ratio July 1,		Period July 1,
	Account	Value	2022	to	2022	to
	Value	December 31,	December 31,		December 31,
	July 1, 2022	2022	2022		2022	(a)
Principal Active High Yield ETF
Actual Fund Return	$1,000	$1,045.40	0.39%		$2.01
Hypothetical 5% Annual Return	$1,000	$1,023.24	0.39%		$1.99

Principal Healthcare Innovators ETF
Actual Fund Return	$1,000	$1,043.80	0.42%		$2.16
Hypothetical 5% Annual Return	$1,000	$1,023.09	0.42%		$2.14

Principal International Adaptive Multi-Factor ETF
Actual Fund Return	$1,000	$1,037.00	0.24%		$1.23
Hypothetical 5% Annual Return	$1,000	$1,024.00	0.24%		$1.22

	161

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2022 (unaudited)

			Annualized		Expenses
		Ending	Expense		Paid During
	Beginning	Account	Ratio July 1,		Period July 1,
	Account	Value	2022	to	2022	to
	Value	December 31,	December 31,		December 31,
	July 1, 2022	2022	2022		2022	(a)
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$984.80	0.19%		$0.95
Hypothetical 5% Annual Return	$1,000	$1,024.25	0.19%		$0.97

Principal Millennial Global Growth ETF
Actual Fund Return	$1,000	$1,020.10	0.43%		$2.19
Hypothetical 5% Annual Return	$1,000	$1,023.04	0.43%		$2.19

Principal Quality ETF
Actual Fund Return	$1,000	$1,052.80	0.15%		$0.78
Hypothetical 5% Annual Return	$1,000	$1,024.45	0.15%		$0.77

Principal Real Estate Active Opportunities ETF
Actual Fund Return	$1,000	$929.50	0.65%		$3.16
Hypothetical 5% Annual Return	$1,000	$1,021.93	0.65%		$3.31

Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$1,019.60	0.55%		$2.80
Hypothetical 5% Annual Return	$1,000	$1,022.43	0.55%		$2.80

Principal Spectrum Tax-Advantaged Dividend Active ETF
Actual Fund Return	$1,000	$1,009.80	0.60%		$3.04
Hypothetical 5% Annual Return	$1,000	$1,022.18	0.60%		$3.06

Principal Ultra-Short Active Income ETF
Actual Fund Return	$1,000	$1,015.30	0.18%		$0.91
Hypothetical 5% Annual Return	$1,000	$1,024.30	0.18%		$0.92

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Actual Fund Return	$1,000	$1,008.70	0.15%		$0.76
Hypothetical 5% Annual Return	$1,000	$1,024.45	0.15%		$0.77

Principal U.S. Mega-Cap ETF
Actual Fund Return	$1,000	$1,000.30	0.12%		$0.61
Hypothetical 5% Annual Return	$1,000	$1,024.60	0.12%		$0.61

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Actual Fund Return	$1,000	$1,035.30	0.19%		$0.97
Hypothetical 5% Annual Return	$1,000	$1,024.25	0.19%		$0.97

	Shareholder Expense Example
	Principal Exchange-Traded Funds
	December 31, 2022 (unaudited)

			Annualized		Expenses
		Ending	Expense		Paid During
	Beginning	Account	Ratio July 1,		Period July 1,
	Account	Value	2022	to	2022	to
	Value	December 31,	December 31,		December 31,
	July 1, 2022	2022	2022		2022	(a)
Principal U.S. Small-Cap Multi-Factor ETF
Actual Fund Return	$1,000	$1,046.40	0.38%		$1.96
Hypothetical 5% Annual Return	$1,000	$1,023.29	0.38%		$1.94

Principal Value ETF
Actual Fund Return	$1,000	$1,081.70	0.15%		$0.79
Hypothetical 5% Annual Return	$1,000	$1,024.45	0.15%		$0.77

(a) Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

PRINCIPAL EXCHANGE-TRADED FUNDS
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the months of October 2022 and December 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	October 2022
Fund	Net Income	Realized Gain	Capital Sources
Principal International Adaptive Multi-Factor ETF	80.70%	0.00%	19.30%
Principal Millennial Global Growth ETF	25.51	0.00	74.49

	December 2022
Fund	Net Income	Realized Gain	Capital Sources
Principal International Adaptive Multi-Factor ETF	96.37%	0.00%	3.63%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

FUND BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.

Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.

INDEPENDENT BOARD MEMBERS

Name,		Number of Portfolios	Other Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Leroy T. Barnes, Jr.	Retired	131	Formerly: McClatchy Newspapers, Inc.;
Board Member since 2012			Frontier Communications, Inc.
Member, Audit Committee
1951

Craig Damos	President, C.P. Damos Consulting LLC	131	None
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954

Katharin S. Dyer	Founder and Chief Executive Officer, Pivotwise,	131	Liquidity Services, Inc.
Board Member since 2023	Global Partner, IBM (2016 – 2018)
Member, Operations Committee
1957

Frances Grieb	Retired	131	First Interstate BancSystems, Inc. since
Board Member since 2023			2022; Great Western Bancorp, Inc. and
Member, Audit Committee			Great Western Bank (2014-2022)
1960

Fritz S. Hirsch	Interim CEO, MAM USA: February 2020 to	131	MAM USA
Board Member since 2005	October 2020
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951

Victor Hymes	Founder and Managing Member of Legato Capital	131	Formerly, Montgomery Street Income
Board Member since 2020	Management, LLC		Securities Inc.
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957

Padelford (“Padel”) L. Lattimer	Managing Partner, TBA Management Consulting	131	None
Board Member since 2020	LLC
Chair, Operations Committee
Member, 15(c) Committee
1961

Karen (“Karrie”) McMillan	Founder/Owner, Tyche Consulting LLC	131	None
Board Member since 2014	Formerly, Managing Director, Patomak Global
Member, Operations Committee	Partners, LLC
Chair, 15(c) Committee
1961

Name,		Number of Portfolios	Other Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Elizabeth A. Nickels	Retired	131	SpartanNash
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Helmerich & Payne; Formerly: Brown
Board Member since 2018			Advisory; Denbury Resources Inc.
Member, Audit Committee
Member, 15(c) Committee
1959

INTERESTED BOARD MEMBERS

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Timothy M. Dunbar	Principal Global Investors (“PGI”)	131	None
Chair and Board Member since 2019	President (2018-2021)
Chair, Executive Committee	Director (2018-2020)
1957
Principal Financial Group, Inc. (“PFGI”), Principal
Financial Services, Inc. (“PFSI”), and Principal Life
Insurance Company (“PLIC”)
Division President (2020-2021)
President (2018-2020)
Executive Vice President and Chief Investment
Officer (2014-2018)

Post Advisory Group, LLC (“Post”)
Director (2018-2020)

RobustWealth
Chair and Executive Vice President (2018-2021)

Patrick G. Halter	PGI	131	None
Board Member since 2017	Chair since 2018
Member, Executive Committee	Chief Executive Officer and
1959	President since 2018
Chief Operating Officer (2017-2018)
Director since 2003

PFGI, PFSI, and PLIC
President and Chief Executive Officer – Principal
Asset Management (“PAM”) since 2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)

Post

Director since 2017
Chair (2017-2020)

Principal Real Estate Investors, LLC (“PREI”)
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Chief Executive Officer (2005-2018)

Origin Asset Management LLP (“Origin”)
Director (2018-2019)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA 50392.

FUND COMPLEX OFFICERS

Name,
Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Kamal Bhatia	PGI
President and Chief Executive Officer	Director since 2019
Des Moines, IA 50392	President – Principal Funds since 2019
1972

Principal Funds Distributor, Inc. (“PFD”)
Director since 2019

PFGI, PFSI, and PLIC
Senior Executive Director and Chief Operating
Officer - PAM since 2022
Senior Executive Director and Chief Operating
Officer – PGI (2020-2022)
President-Principal Funds (2019-2020)

Post

Director since 2020

PREI

Senior Executive Director and Chief Operating
Officer – PGI since 2022
Director since 2020

Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)

Spectrum Asset Management, Inc. (“Spectrum”)
Director since 2021

Origin

Additional Director since 2022

Oppenheimer Funds
Senior Vice President (2011-2019)

Randy D. Bolin	Vice President/Associate General Counsel, PGI
Assistant Tax Counsel	since 2016
Des Moines, IA 50392	Vice President/Associate General Counsel, PFSI
1961	since 2013
Vice President/Associate General Counsel, PLIC
since 2013

Beth Graff	Director – Fund Accounting, PLIC since 2016
Vice President and Assistant Controller
Des Moines, IA 50392
1968

Gina L. Graham	Vice President and Treasurer, PGI since 2016
Treasurer	Vice President and Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President and Treasurer, PFSI since 2016
1965	Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018

Megan Hoffmann	Director – Accounting, PLIC since 2020
Vice President and Controller	Assistant Director – Accounting, PLIC (2017-2020)
Des Moines, IA 50392
1979

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Counsel, PLIC since 2018
Des Moines, IA 50392
1986

167

Name,
Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392
1965

Tara Parks	Director – Accounting, PLIC since 2019
Vice President and Assistant Controller	Tax Manager – ALPS Fund Services (2011-2019)
Des Moines, IA 50392
1983

Deanna Y. Pellack	Counsel, PLIC since 2022
Assistant Counsel and Assistant Secretary	Vice President, The Northern Trust Company (2019-
Des Moines, IA 50392	2022)
1987	Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)

Sara L. Reece	Managing Director – Global Funds Ops, PLIC since
Vice President and Chief Operating Officer	2021
Des Moines, IA 50392	Managing Director – Financial Analysis/ Planning,
1975	PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Teri R. Root	Interim Chief Compliance Officer - Funds (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer - Funds (2015-
Des Moines, IA 50392	2018)
1979	Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015

Michael Scholten	Chief Operations Officer, PFD since 2022
Chief Financial Officer	Chief Financial Officer – PFD (2016-2022)
Des Moines, IA 50392	Assistant Vice President and Actuary, PLIC since
1979	2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC since 2006
1972

John L. Sullivan	Counsel, PGI since 2020
Assistant Counsel and Assistant Secretary	Counsel, PLIC since 2019
Des Moines, IA 50392	Prior thereto, Attorney in Private Practice
1970

Dan L. Westholm	Assistant Vice President-Treasury, PGI since 2013
Assistant Treasurer	Assistant Vice President-Treasury, PFD since 2013
Des Moines, IA 50392	Assistant Vice President-Treasury, PLIC since 2014
1966	Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013

Beth C. Wilson	Director and Secretary – Funds, PLIC since 2007
Vice President and Secretary
Des Moines, IA 50392
1956

Name, Position Held with the Fund Complex, Address, and Year of Birth Clint L. Woods Counsel, Vice President, and Assistant Secretary Des Moines, IA 50392 1961

Principal Occupation(s) During past 5 years

PGI

Vice President, Associate General Counsel, and Assistant Secretary since 2021 Vice President, Associate General Counsel, and Secretary (2020-2021) Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary (2018-2020)

PFD

Vice President, Associate General Counsel, and Secretary since 2022 Vice President, Associate General Counsel, and Assistant Corporate Secretary (2019-2022)

PFSI

Vice President, Associate Counsel, Governance Officer, and Assistant Corporate Secretary since 2015

PLIC

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary since 2015

Post

Assistant Secretary since 2021 Secretary (2020-2021)

PREI

Vice President, Associate General Counsel, Governance Officer, and Secretary since 2020 Vice President, Associate Counsel, Governance Officer, and Assistant Corporate Secretary (2020)

PSI

Vice President, Associate General Counsel, and Secretary (2021-2022) Vice President, Associate General Counsel, and Assistant Corporate Secretary (2019-2021)

PSS

Vice President, Associate General Counsel, and Secretary since 2021 Vice President, Associate General Counsel, and Assistant Corporate Secretary (2019-2021)

RobustWealth, Inc.

Vice President, Associate General Counsel, and Assistant Corporate Secretary since 2019

Spectrum

Assistant Secretary since 2021 Secretary (2020-2021)

Jared A. Yepsen Assistant Tax Counsel Des Moines, IA 50392 1981	Counsel, PGI (2017-2019) Counsel, PLIC since 2015

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.

The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require shareholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiencyof the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.

The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated November 1, 2022 and as supplemented. These documents may be obtained free of charge by writing Principal  Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, CO 80203 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM. com/ETFProspectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www. sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the Management Agreements for all Funds and the annual renew and review of the Sub-Advisory Agreements for the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF.

Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements

At its September 13, 2022 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreement for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PETF, on behalf of each of the fifteen (15) series of PETF (each series is referred to as a “Fund”); and (2) the Sub-Advisory Agreement between the Manager and each of Principal Real Estate Investors, LLC (“Principal-REI”) and Spectrum Asset Management Inc. (“Spectrum”) (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.” The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, investment advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale and fall out benefits. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements. For the Principal Real Estate Active Opportunities ETF, which began operations after the previous annual evaluation of the Advisory Agreements in September 2021, the Board considered that the Fund had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the Advisory Agreements for the Fund, as updated, along with such additional information as the Board requested. The Board reviewed the materials provided and, with the assistance of independent legal counsel, concluded that they were provided information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2022 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2022, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2022, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2022, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds for which they received regular reporting and concluded that the Manager has in place an effective due diligence process to monitor investment performance, and to encourage remedial action if necessary.

Investment Management Fees

The Board considered each Fund’s effective unitary management fee rate. For each Fund, the Board received certain information from Broadridge including comparing the contractual and effective unitary management fee rates and total expense ratio for the Fund’s commons shares to investment advisory fee rates and expense ratios of funds in an appropriate Expense Group and Expense Universe provided by Broadridge.

In evaluating the effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fallout benefits and expense caps and fee waivers. The Board considered that certain Funds with similar investment strategies and policies as other mutual funds managed by the Manager have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.

With regard to Principal Millennial Global Growth ETF, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of common shares were higher than the third quartile (99th and 80th percentiles, respectively) in the Expense Group. The Board accepted the Manager’s proposal to amend the unitary management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the lower unitary management fee schedule on the rankings of the Fund’s effective net management fee rate and total net expense ratio in the Expense Group, noting that the Fund’s effective net management fee rate and total net expense ratio would both move to the 60th percentile. The Board considered information regarding the Fund’s tracking error and excess return versus the Fund’s target index for the one-, three- and five-year periods ended March 31, 2022 and noted that the Fund’s performance had adequately tracked that of its target index. The Independent Board Members also considered that, effective July 15, 2022, the Fund transitioned from a passive, index-tracking investment strategy to an active management strategy. Considering all relevant factors, including the Fund’s performance in the fourth and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2022 (88th and 65th percentiles, respectively) and the Manager’s explanation of the Fund’s relative performance, the Independent Board Members concluded that the Management Agreement, as amended, should be renewed.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2021. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2021. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board noted that the Funds pay a unitary fee and determined that no breakpoints are necessary at this time, due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Sub-Advisory Agreement

Nature, Quality and Extent of Services

The Board consideredthe nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements were satisfactory.

Investment Performance

The Manager had advised the Board that the investment services delivered by the Sub-Advisors was reasonable. Based upon all relevant factors, the Board concluded that the Sub-Advisors is qualified and that the investment performance of the Sub-Advisors’ met acceptable levels of investment performance

Sub-Advisory Fees, Economies of Scale and Profitability

The Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee.

Other Benefits to the Manager and Sub-Advisor

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and sub-advisory fees were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by Spectrum when evaluating the sub-advisory fee. The Board concluded that taking into account these fall-out benefits, the sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

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Name (Please print)
Account Number(s)
Address (street)
City	State		Zip Code
Daytime Telephone Number			Evening Telephone Number
Signature		Date

X

For California, Montana, New Mexico, North Dakota and Vermont Residents: If completing the Opt-In form by mail send to: Principal Securities, Inc.

711 High Street

Des Moines, Iowa 50392-0200

If completing the Opt-In form by fax send to: 1-844-767-7811

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT .

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	2/13/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date	2/13/2023

By	s/ Michael Scholten
Michael Scholten, Chief Financial Officer

Date 2/13/2023